Quarterly Holdings Report
for
Fidelity® Total International Index Fund
July 31, 2026
TI1-NPRT3-0926
1.9871048.110
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 4.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aussie Broadband Ltd	145,838	486,416
Superloop Ltd (d)	292,484	655,532
Telstra Group Ltd	2,266,788	8,002,611
TPG Telecom Ltd	408,437	1,025,412
Tuas Ltd (d)	248,285	375,040
		10,545,011
Entertainment - 0.0%
EVT Ltd	63,569	571,281
Interactive Media & Services - 0.0%
CAR Group Ltd	207,957	3,797,064
REA Group Ltd	30,160	3,406,104
SEEK Ltd	194,555	2,007,358
		9,210,526
Media - 0.0%
Nine Entertainment Co Holdings Ltd	859,064	577,571
TOTAL COMMUNICATION SERVICES		20,904,389
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Amotiv Ltd	92,634	457,155
ARB Corp Ltd	43,851	607,085
PWR Holdings Ltd (e)	62,059	432,589
		1,496,829
Broadline Retail - 0.2%
Harvey Norman Holdings Ltd	331,118	1,140,404
Wesfarmers Ltd	660,670	41,381,292
		42,521,696
Diversified Consumer Services - 0.0%
IDP Education Ltd (e)	153,689	247,980
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	317,312	14,261,610
Collins Foods Ltd	60,996	351,388
Corporate Travel Management Ltd (d)(g)	63,316	715,956
Domino's Pizza Enterprises Ltd (e)	39,384	512,580
Flight Centre Travel Group Ltd (e)	93,831	867,228
Guzman y Gomez Ltd (e)	35,700	622,061
Lottery Corp/The	1,319,806	5,170,984
Tabcorp Holdings Ltd	1,304,606	817,445
WEB Travel Group Ltd (d)	194,755	465,365
		23,784,617
Household Durables - 0.0%
Breville Group Ltd (e)	66,516	1,529,212
Specialty Retail - 0.0%
Eagers Automotive Ltd	96,200	1,581,600
JB Hi-Fi Ltd	63,817	3,671,208
Lovisa Holdings Ltd	38,172	636,268
Nick Scali Ltd	57,465	637,433
Premier Investments Ltd	57,247	548,980
Super Retail Group Ltd	113,450	1,058,110
		8,133,599
TOTAL CONSUMER DISCRETIONARY		77,713,933
Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd (e)	433,145	1,498,060
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	783,921	13,242,764
Endeavour Group Ltd/Australia (e)	892,971	2,179,497
Metcash Ltd	660,397	1,410,082
Woolworths Group Ltd	712,205	19,874,533
		36,706,876
Food Products - 0.0%
Bega Cheese Ltd	190,552	813,298
Elders Ltd (e)	139,007	548,510
GrainCorp Ltd Class A	139,050	545,574
Inghams Group Ltd	217,220	343,248
		2,250,630
TOTAL CONSUMER STAPLES		40,455,566
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	141,891	4,003,336
Beach Energy Ltd (e)	894,801	575,450
Deep Yellow Ltd (d)	569,857	526,386
New Hope Corp Ltd	293,576	1,075,173
Paladin Energy Ltd (d)	193,041	1,276,129
Paladin Energy Ltd (Canada) (d)(e)	68,335	445,541
Santos Ltd	1,899,509	10,549,398
Viva Energy Group Ltd (b)(c)	663,661	1,334,346
Whitehaven Coal Ltd	452,696	2,235,661
Woodside Energy Group Ltd	1,109,953	25,978,388
Yancoal Australia Ltd	231,477	912,092
TOTAL ENERGY		48,911,900
Financials - 1.5%
Banks - 1.1%
ANZ Group Holdings Ltd	1,756,581	45,908,388
Bank of Queensland Ltd	382,496	1,781,614
Bendigo & Adelaide Bank Ltd	342,565	2,754,008
Commonwealth Bank of Australia	976,587	122,078,091
Judo Capital Holdings Ltd (d)	583,126	396,272
National Australia Bank Ltd	1,789,214	51,808,413
Westpac Banking Corp	1,990,536	52,783,601
		277,510,387
Capital Markets - 0.2%
ASX Ltd	115,348	4,449,402
HMC Capital Ltd (e)	163,195	329,603
HUB24 Ltd	45,042	2,682,061
L1 Group Ltd	419,236	303,139
MA Financial Group Ltd	68,883	275,531
Macquarie Group Ltd	210,021	37,282,686
Magellan Financial Group Ltd	97,544	652,869
Magellan Financial Group Ltd warrants 4/16/2027 (d)	4,999	41
Netwealth Group Ltd	73,370	1,107,478
Perpetual Ltd	75,035	996,818
Pinnacle Investment Management Group Ltd	101,316	1,130,769
		49,210,397
Consumer Finance - 0.0%
Zip Co Ltd (d)	689,715	1,234,819
Financial Services - 0.0%
AMP Ltd	1,480,599	2,230,935
Challenger Ltd	311,691	2,141,924
Helia Group Ltd	162,816	572,676
Washington H Soul Pattinson & Co Ltd	196,510	6,377,702
		11,323,237
Insurance - 0.2%
AUB Group Ltd	73,485	1,431,935
Generation Development Group Ltd	180,469	514,786
Insurance Australia Group Ltd	1,311,769	7,815,772
Medibank Pvt Ltd	1,591,268	5,767,936
nib holdings Ltd/Australia	299,401	1,575,457
QBE Insurance Group Ltd	874,619	15,170,061
Steadfast Group Ltd	612,378	2,188,486
Suncorp Group Ltd	633,016	8,517,074
		42,981,507
TOTAL FINANCIALS		382,260,347
Health Care - 0.2%
Biotechnology - 0.1%
CSL Ltd	283,646	24,524,105
Mesoblast Ltd (d)(e)	489,428	702,355
Telix Pharmaceuticals Ltd (d)(e)	156,851	1,558,437
		26,784,897
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	84,171	1,933,052
Cochlear Ltd	38,767	3,249,006
Nanosonics Ltd (d)	196,908	434,609
		5,616,667
Health Care Providers & Services - 0.1%
EBOS Group Ltd	111,969	1,451,645
Ramsay Health Care Ltd	108,322	3,366,407
Regis Healthcare Ltd	103,125	451,074
Sigma Healthcare Ltd	3,018,865	6,224,889
Sonic Healthcare Ltd	269,216	4,120,217
		15,614,232
Health Care Technology - 0.0%
4DMedical Ltd (d)(e)	293,631	746,843
Pro Medicus Ltd	33,356	3,794,542
		4,541,385
Pharmaceuticals - 0.0%
Clarity Pharmaceuticals Ltd (d)(e)	154,004	255,296
Neuren Pharmaceuticals Ltd (d)	65,478	825,347
		1,080,643
TOTAL HEALTH CARE		53,637,824
Industrials - 0.3%
Aerospace & Defense - 0.0%
Austal Ltd (d)	170,604	430,260
DroneShield Ltd (c)(d)(e)	504,493	600,968
Electro Optic Systems Holdings Ltd (d)	91,300	429,302
		1,460,530
Commercial Services & Supplies - 0.1%
Brambles Ltd	791,192	10,861,250
Cleanaway Waste Management Ltd	1,304,635	2,142,467
Downer EDI Ltd	389,837	2,120,869
		15,124,586
Construction & Engineering - 0.0%
GenusPlus Group Ltd (c)	59,332	364,526
Monadelphous Group Ltd	56,219	1,151,032
NRW Holdings Ltd	259,673	1,272,126
Service Stream Ltd	408,533	698,274
SRG Global Ltd	321,281	756,017
Ventia Services Group Pty Ltd	440,874	1,798,024
Worley Ltd	274,531	2,037,688
		8,077,687
Ground Transportation - 0.0%
Aurizon Holdings Ltd	994,951	2,925,914
Kelsian Group Ltd	117,882	366,778
		3,292,692
Machinery - 0.0%
Silex Systems Ltd (d)	120,540	386,550
Passenger Airlines - 0.0%
Qantas Airways Ltd	423,478	2,946,991
Professional Services - 0.1%
ALS Ltd	302,152	4,560,452
Computershare Ltd	306,003	8,792,413
IPH Ltd	157,040	458,868
McMillan Shakespeare Ltd	40,031	548,923
SmartGroup Corp Ltd	77,278	695,897
		15,056,553
Trading Companies & Distributors - 0.0%
Reece Ltd (e)	117,716	1,321,721
SGH Ltd	118,636	3,668,905
		4,990,626
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	272,747	963,257
Qube Holdings Ltd	935,181	3,158,593
Transurban Group unit	1,797,888	18,670,635
		22,792,485
TOTAL INDUSTRIALS		74,128,700
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Codan Ltd	61,391	1,724,279
Dicker Data Ltd	71,609	630,326
Elsight Ltd (d)	114,107	449,412
		2,804,017
IT Services - 0.0%
Data#3 Ltd	89,826	616,239
Macquarie Technology Group Ltd (d)	8,325	352,982
Megaport Ltd (d)	137,651	1,759,396
NEXTDC Ltd (d)(e)	441,681	4,154,278
		6,882,895
Software - 0.1%
Catapult Sports Ltd (d)(e)	148,245	349,428
Hansen Technologies Ltd	119,546	356,391
IRESS Ltd	119,520	572,828
SiteMinder Ltd (d)(e)	171,255	403,678
Technology One Ltd	177,045	3,861,463
WiseTech Global Ltd	113,130	2,915,918
		8,459,706
TOTAL INFORMATION TECHNOLOGY		18,146,618
Materials - 1.5%
Chemicals - 0.0%
Alpha HPA Ltd (d)	682,676	234,341
Dyno Nobel Ltd	1,009,997	2,673,379
Nufarm Ltd (d)	194,429	408,756
Orica Ltd	267,664	4,372,460
		7,688,936
Containers & Packaging - 0.0%
Orora Ltd	726,278	741,391
Metals & Mining - 1.5%
Alkane Resources Ltd (d)	666,514	621,453
Alurion Resources Ltd	48,483	30,427
Anglogold Ashanti Plc (South Africa)	295,089	22,315,468
Arafura Rare Earths Ltd (d)	2,738,947	344,733
AVZ Minerals Ltd (d)(g)	729,530	3
Bellevue Gold Ltd (d)	802,127	702,321
BHP Group Ltd	2,963,741	124,923,336
BlueScope Steel Ltd	252,995	5,802,761
Brazilian Rare Earths Ltd (d)	86,469	227,790
Capricorn Metals Ltd	231,542	2,052,493
Catalyst Metals Ltd (d)	149,467	564,151
Deterra Royalties Ltd	242,317	737,657
Develop Global Ltd (d)	149,278	507,095
Elevra Lithium Ltd (d)	99,910	522,722
Emerald Resources NL (d)	321,274	1,205,528
EQ Resources Ltd (d)	1,983,879	355,265
Evolution Mining Ltd	1,195,821	9,482,056
Firefinch Ltd (g)	66,763	0
FireFly Metals Ltd (d)	466,893	568,961
Fortescue Ltd	941,810	12,221,170
Genesis Minerals Ltd (d)(e)	615,763	2,466,741
Glencore PLC	5,470,121	40,289,348
Greatland Resources Ltd (d)	290,074	2,005,907
IGO Ltd (d)	389,034	1,872,351
Iluka Resources Ltd	243,142	1,028,095
Imdex Ltd	330,399	853,514
IperionX Ltd (d)	162,690	346,217
Kingsgate Consolidated Ltd	145,326	410,991
Lindian Resources Ltd (d)	789,116	429,340
Liontown Ltd (d)	1,181,404	799,086
Lynas Rare Earths Ltd (d)	524,639	5,149,211
Macmahon Holdings Ltd	710,517	460,537
Metals X Ltd (d)	521,836	577,040
Mineral Resources Ltd (d)	100,160	4,070,709
Minerals 260 Ltd (d)	1,128,483	464,432
Northern Star Resources Ltd	796,608	11,040,041
OceanaGold Corp	138,403	3,337,034
Ora Banda Mining Ltd (d)	761,976	606,980
Pantoro Gold Ltd (d)	221,482	317,480
Perenti Ltd	524,086	777,679
Perseus Mining Ltd	780,493	2,671,842
PLS Group Ltd (d)(e)	1,843,458	5,356,405
Predictive Discovery Ltd (d)	1,970,656	913,967
Ramelius Resources Ltd	1,101,749	2,369,459
Regis Resources Ltd	432,008	1,851,243
Resolute Mining Ltd (d)	1,225,551	801,870
Rio Tinto Ltd	216,207	25,767,929
Rio Tinto PLC	621,592	60,399,883
Sandfire Resources Ltd (d)	272,136	3,602,367
South32 Ltd	2,646,096	8,436,029
Stanmore Resources Ltd (e)	179,900	291,362
Sunrise Energy Metals Ltd (d)	51,319	517,574
Vault Minerals Ltd	570,070	1,910,546
Vulcan Energy Resources Ltd (d)	207,327	370,108
West African Resources Ltd (d)	640,200	1,275,865
Westgold Resources Ltd	551,852	1,839,524
		378,864,096
TOTAL MATERIALS		387,294,423
Real Estate - 0.3%
Diversified REITs - 0.1%
Centuria Capital Group unit	543,200	557,141
Charter Hall Group unit	267,392	4,372,305
Charter Hall Long Wale REIT unit	436,512	1,167,075
GPT Group/The unit	1,129,279	4,067,529
Mirvac Group unit	2,402,177	3,012,745
Stockland unit	1,412,566	4,228,336
		17,405,131
Industrial REITs - 0.1%
Centuria Industrial REIT	316,358	668,201
Goodman Group unit	1,160,104	24,152,130
		24,820,331
Office REITs - 0.0%
Dexus unit	626,671	2,631,786
Real Estate Management & Development - 0.0%
Gemlife Communities Group unit	129,482	401,816
Lendlease Group unit	409,600	868,640
PEXA Group Ltd (d)	86,640	450,045
		1,720,501
Residential REITs - 0.0%
Ingenia Communities Group unit	296,585	904,775
Retail REITs - 0.1%
BWP Property Group Ltd unit	328,054	895,162
Charter Hall Retail REIT	293,531	829,659
HomeCo Daily Needs REIT unit (c)	983,212	873,611
Region Group unit	643,380	1,075,637
Scentre Group unit	3,003,433	8,245,973
Vicinity Ltd unit	2,303,945	4,329,911
Waypoint REIT Ltd unit	381,871	667,604
		16,917,557
Specialized REITs - 0.0%
Arena REIT unit	253,208	565,587
Charter Hall Social Infrastructure REIT	269,386	482,768
DigiCo Infrastructure REIT	239,102	425,660
Storage King Group unit (e)	255,024	230,717
		1,704,732
TOTAL REAL ESTATE		66,104,813
Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	1,011,281	7,629,531
Gas Utilities - 0.0%
Apa Group unit	768,793	5,499,493
Multi-Utilities - 0.0%
AGL Energy Ltd	349,287	2,032,442
TOTAL UTILITIES		15,161,466
TOTAL AUSTRALIA		1,184,719,979
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	85,463	6,223,537
Financials - 0.3%
Banks - 0.2%
BAWAG Group AG (b)(c)	42,595	8,605,548
Erste Group Bank AG	179,035	23,288,036
Raiffeisen Bank International AG	76,843	5,263,523
		37,157,107
Insurance - 0.1%
UNIQA Insurance Group AG	71,376	1,481,530
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,849	1,622,821
		3,104,351
TOTAL FINANCIALS		40,261,458
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Oesterreichische Post AG (e)	19,492	731,633
Commercial Services & Supplies - 0.0%
DO & Co AG (e)	4,663	1,086,182
Construction & Engineering - 0.0%
Porr Ag	11,056	478,733
Machinery - 0.0%
ANDRITZ AG	37,873	3,546,268
Palfinger AG (e)	11,547	390,808
		3,937,076
TOTAL INDUSTRIALS		6,233,624
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
AT&S Austria Technologie & Systemtechnik AG (d)	14,661	2,211,348
IT Services - 0.0%
Kontron AG (d)(e)	21,368	550,962
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (d)	58,779	1,159,657
TOTAL INFORMATION TECHNOLOGY		3,921,967
Materials - 0.0%
Chemicals - 0.0%
Lenzing AG (d)(e)	10,754	290,802
Construction Materials - 0.0%
Wienerberger AG	64,112	1,571,768
Containers & Packaging - 0.0%
Mayr Melnhof Karton AG (e)	6,311	604,763
Metals & Mining - 0.0%
voestalpine AG	61,592	3,194,696
Paper & Forest Products - 0.0%
Mondi PLC	254,839	3,064,344
TOTAL MATERIALS		8,726,373
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG (e)	19,200	534,693
CPI Europe AG (d)(e)	20,535	367,513
CPI Europe AG (d)(g)	23,102	0
S IMMO AG rights (d)(g)	14,648	0
TOTAL REAL ESTATE		902,206
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	22,352	755,214
Verbund AG Class A	38,922	2,672,777
TOTAL UTILITIES		3,427,991
TOTAL AUSTRIA		69,697,156
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (b)(c)	79,285	1,417,984
BELGIUM - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	94,160	697,631
Entertainment - 0.0%
Kinepolis Group NV (e)	9,833	459,226
TOTAL COMMUNICATION SERVICES		1,156,857
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	13,181	2,726,821
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	521,053	45,255,531
Consumer Staples Distribution & Retail - 0.0%
Colruyt Group N.V (e)	17,749	799,041
Food Products - 0.0%
Lotus Bakeries NV	237	3,044,524
TOTAL CONSUMER STAPLES		49,099,096
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CMB Tech NV (Norway)	63,910	1,038,474
Financials - 0.2%
Banks - 0.2%
KBC Ancora	23,193	2,369,608
KBC Group NV	132,353	19,024,440
		21,394,048
Capital Markets - 0.0%
Gimv NV (e)	15,022	773,455
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	43,186	3,891,865
Sofina SA	9,261	2,624,977
		6,516,842
Insurance - 0.0%
Ageas SA/NV	84,039	6,967,798
TOTAL FINANCIALS		35,652,143
Health Care - 0.1%
Biotechnology - 0.0%
Lakefront Biotherapeutics NV (d)	21,429	587,844
Health Care Providers & Services - 0.0%
Fagron	38,542	1,031,117
Pharmaceuticals - 0.1%
Financiere de Tubize SA	11,626	2,600,865
UCB SA	70,950	18,236,785
		20,837,650
TOTAL HEALTH CARE		22,456,611
Industrials - 0.0%
Building Products - 0.0%
Recticel SA (e)	29,254	418,304
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	12,719	3,948,334
Deme Group NV	3,999	761,811
		4,710,145
Trading Companies & Distributors - 0.0%
Azelis Group NV	139,998	1,825,872
TOTAL INDUSTRIALS		6,954,321
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV	36,721	333,254
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV	12,465	981,745
X-Fab Silicon Foundries SE (b)(c)(d)	29,717	222,229
		1,203,974
TOTAL INFORMATION TECHNOLOGY		1,537,228
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	46,982	1,438,949
Syensqo SA	41,402	3,669,028
Tessenderlo Group SA	12,071	297,185
Umicore SA	132,582	3,302,358
		8,707,520
Metals & Mining - 0.0%
Bekaert SA	19,461	894,292
Viohalco SA (Greece)	23,352	476,093
		1,370,385
TOTAL MATERIALS		10,077,905
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	53,812	4,359,245
Industrial REITs - 0.0%
Montea NV	12,831	1,006,132
Warehouses De Pauw CVA	111,907	2,880,297
		3,886,429
Real Estate Management & Development - 0.0%
VGP NV	9,031	878,950
Residential REITs - 0.0%
Xior Student Housing NV (c)(e)	22,561	718,048
Retail REITs - 0.0%
Retail Estates NV	6,614	503,377
Specialized REITs - 0.0%
Shurgard Self Storage Ltd	22,473	656,939
TOTAL REAL ESTATE		11,002,988
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	25,518	3,669,432
TOTAL BELGIUM		145,371,876
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd	85,579	498,842
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	415,580	2,675,079
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	484,000	1,855,167
TOTAL COMMUNICATION SERVICES		4,530,246
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Magazine Luiza SA	230,055	228,278
Diversified Consumer Services - 0.0%
Cogna Educacao SA	1,174,580	528,302
Hotels, Restaurants & Leisure - 0.0%
Smartfit Escola de Ginastica e Danca SA	277,633	1,078,952
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	98,491	584,633
Cyrela Brazil Realty SA Empreendimentos e Participacoes	202,039	851,735
Direcional Engenharia SA	227,196	508,700
MRV Engenharia e Participacoes SA (d)	243,000	227,222
		2,172,290
Specialty Retail - 0.0%
C&A MODAS SA	147,400	274,494
Cosan SA (d)	1,217,202	977,287
Lojas Renner SA	602,922	1,617,577
Ultrapar Participacoes SA	424,876	2,770,120
Vibra Energia SA	627,741	4,464,272
		10,103,750
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	87,415	283,155
Vivara Participacoes SA	82,427	360,658
		643,813
TOTAL CONSUMER DISCRETIONARY		14,755,385
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	2,509,122	7,914,712
Consumer Staples Distribution & Retail - 0.0%
Grupo Mateus SA	383,162	304,616
Raia Drogasil SA	806,035	2,938,466
Sendas Distribuidora S/A	795,051	1,333,149
		4,576,231
Food Products - 0.0%
MBRF Global Foods Co SA	337,985	1,169,478
Sao Martinho S/A	99,037	283,680
SLC Agricola SA	148,316	391,479
		1,844,637
Personal Care Products - 0.0%
Natura Cosmeticos SA (d)	551,592	911,857
TOTAL CONSUMER STAPLES		15,247,437
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia	217,786	850,668
Karoon Energy Ltd	421,454	522,437
Petroleo Brasileiro SA - Petrobras	2,071,599	20,041,075
Petroleo Brasileiro SA - Petrobras (PN)	2,655,906	22,749,265
PRIO SA/Brazil (d)	480,385	5,766,534
TOTAL ENERGY		49,929,979
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	1,334,021	4,208,002
Banco Bradesco SA (PN)	2,733,605	9,938,617
Banco do Brasil SA	995,366	4,192,234
Banco do Estado do Rio Grande do Sul SA Series B	144,210	399,987
Inter & Co Inc Class A	154,780	866,768
Itau Unibanco Holding SA	2,972,320	25,148,754
Itau Unibanco Holding SA	440,600	3,966,934
Itausa SA	3,450,338	9,406,640
NU Holdings Ltd/Cayman Islands Class A (d)	2,131,014	30,537,432
		88,665,368
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	2,983,130	9,256,904
Banco BTG Pactual SA unit	692,360	7,757,918
XP Inc Class A	232,324	3,963,447
		20,978,269
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	98,410	948,672
Pluxee NV (e)	58,498	956,540
StoneCo Ltd Class A	117,166	1,332,763
		3,237,975
Insurance - 0.0%
BB Seguridade Participacoes SA	363,417	2,958,008
Caixa Seguridade Participacoes S/A	359,051	1,434,320
IRB-Brasil Resseguros SA	42,280	467,577
Porto Seguro SA	119,700	1,291,654
		6,151,559
TOTAL FINANCIALS		119,033,171
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bradsaude S A	170,277	534,766
Fleury SA	186,195	629,570
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	176,156	391,986
Rede D'Or Sao Luiz SA (b)(c)	398,398	2,722,450
		4,278,772
Pharmaceuticals - 0.0%
Hypera SA	213,209	894,619
TOTAL HEALTH CARE		5,173,391
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	393,041	6,737,093
Commercial Services & Supplies - 0.0%
GPS Participacoes e Empreendimentos SA (b)	319,171	737,931
Electrical Equipment - 0.1%
WEG SA	852,745	7,940,102
Ground Transportation - 0.0%
Localiza Rent a Car SA	494,613	3,669,727
Rumo SA	720,344	2,051,974
		5,721,701
Machinery - 0.0%
Marcopolo SA	668,805	700,582
Transportation Infrastructure - 0.0%
EcoRodovias Infraestrutura e Logistica SA	203,100	277,656
Motiva Infraestrutura de Mobilidade SA	605,729	1,763,720
		2,041,376
TOTAL INDUSTRIALS		23,878,785
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	313,294	1,919,633
Materials - 0.3%
Chemicals - 0.0%
Unipar Carbocloro SA Series B	41,520	517,571
Yara International ASA	92,474	4,358,548
		4,876,119
Containers & Packaging - 0.0%
Klabin SA unit	476,986	1,717,249
Metals & Mining - 0.3%
Bradespar SA	155,782	676,090
Cia Siderurgica Nacional SA (d)	407,495	389,074
ERO Copper Corp (d)	58,973	1,583,439
Gerdau SA	744,064	3,666,634
Metalurgica Gerdau SA	536,767	1,156,307
Sigma Lithium Corp (United States) (d)	34,384	339,370
Usinas Siderurgicas de Minas Gerais S/A Usiminas Series A (d)	295,100	428,462
Vale SA	2,068,637	31,128,618
Wheaton Precious Metals Corp	266,481	28,985,287
		68,353,281
Paper & Forest Products - 0.0%
Dexco SA	312,841	314,745
Suzano SA	347,150	2,966,678
		3,281,423
TOTAL MATERIALS		78,228,072
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	313,749	1,676,703
Iguatemi SA unit	149,542	732,495
JHSF Participacoes SA	227,700	496,802
Multiplan Empreendimentos Imobiliarios SA	238,882	1,325,617
TOTAL REAL ESTATE		4,231,617
Utilities - 0.2%
Electric Utilities - 0.2%
Alupar Investimento SA unit	112,303	722,670
Axia Energia SA	743,973	7,752,119
Axia Energia SA Series C	221,214	2,269,678
Cia Energetica de Minas Gerais	972,147	2,174,753
Cia Paranaense de Energia - Copel	1,141,553	3,339,659
CPFL Energia SA	122,971	1,119,297
Energisa S/A unit	172,780	1,697,754
Equatorial SA	632,982	4,827,453
Transmissora Alianca de Energia Eletrica S/A unit	112,955	883,737
		24,787,120
Independent Power and Renewable Electricity Producers - 0.0%
Auren Energia SA (d)	222,995	483,016
Eneva SA (d)	535,900	2,781,439
Engie Brasil Energia SA	211,011	1,240,470
		4,504,925
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,383,316	7,559,030
Cia de Saneamento de Minas Gerais Copasa MG	141,222	1,787,719
Cia De Saneamento do Parana Sanepar unit	141,425	1,010,786
		10,357,535
TOTAL UTILITIES		39,649,580
TOTAL BRAZIL		356,577,296
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (d)	328,968	4,655,794
CANADA - 7.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	176,393	3,826,452
Cogeco Communications Inc Subordinate Voting Shares	8,284	349,241
Quebecor Inc Class B	86,864	4,019,594
TELUS Corp	289,560	2,763,714
		10,959,001
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	212,598	7,197,561
TOTAL COMMUNICATION SERVICES		18,156,562
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Linamar Corp	22,323	1,646,378
Magna International Inc	152,840	10,481,890
		12,128,268
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	27,891	4,070,691
Dollarama Inc	159,205	21,688,040
		25,758,731
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	14,070	343,758
Restaurant Brands International Inc	187,992	13,903,778
		14,247,536
Leisure Products - 0.0%
Spin Master Corp Subordinate Voting Shares (b)(c)	25,184	369,716
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (d)	50,224	5,004,307
Groupe Dynamite Inc Subordinate Voting Shares	10,820	436,937
Pet Valu Holdings Ltd	47,442	664,327
		6,105,571
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (d)	36,069	322,392
Gildan Activewear Inc	104,949	5,809,496
		6,131,888
TOTAL CONSUMER DISCRETIONARY		64,741,710
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	401,749	26,082,090
Empire Co Ltd Class A	68,779	2,517,424
George Weston Ltd	88,471	6,612,053
Loblaw Cos Ltd	322,408	15,135,478
Metro Inc/CN	111,332	7,400,161
North West Co Inc/The	32,717	1,186,760
		58,933,966
Food Products - 0.0%
Maple Leaf Foods Inc	48,871	997,047
Premium Brands Holdings Corp	29,772	1,968,943
Rogers Sugar Inc (e)	93,055	462,669
Saputo Inc	140,342	3,947,416
		7,376,075
Personal Care Products - 0.0%
Jamieson Wellness Inc (b)(c)	35,257	1,039,966
TOTAL CONSUMER STAPLES		67,350,007
Energy - 1.4%
Energy Equipment & Services - 0.0%
AKITA Drilling Ltd (d)	73	184
CES Energy Solutions Corp	117,570	1,370,399
Enerflex Ltd	69,617	1,550,410
Pason Systems Inc	53,287	471,348
Precision Drilling Corp (d)	7,089	551,201
TerraVest Industries Inc	9,453	770,279
Trican Well Service Ltd	106,304	448,921
		5,162,742
Oil, Gas & Consumable Fuels - 1.4%
Advantage Energy Ltd (d)	106,455	835,328
ARC Resources Ltd	327,515	7,833,633
Athabasca Oil Corp (d)	284,374	2,101,591
Baytex Energy Corp	371,825	1,694,876
Birchcliff Energy Ltd	169,243	771,454
Cameco Corp	254,900	21,997,933
Canadian Natural Resources Ltd	1,216,636	57,956,952
Cardinal Energy Ltd	95,691	785,679
Cenovus Energy Inc	771,491	23,262,777
Denison Mines Corp (d)	534,917	1,507,238
Enbridge Inc	1,270,463	69,130,734
Freehold Royalties Ltd (e)	81,140	990,917
Gibson Energy Inc	102,863	2,354,655
Headwater Exploration Inc	140,575	1,328,686
Imperial Oil Ltd	85,070	11,029,334
International Petroleum Corp (Canada) (d)	38,864	876,058
Kelt Exploration Ltd (d)	103,574	737,360
Keyera Corp	163,189	6,933,364
Meren Energy Inc	248,260	357,731
NexGen Energy Ltd (d)	376,937	3,447,111
Paramount Resources Ltd Class A	49,204	1,038,589
Pembina Pipeline Corp	339,108	16,579,850
Peyto Exploration & Development Corp	117,222	2,151,530
PrairieSky Royalty Ltd	136,423	3,373,960
Rockpoint Gas Storage Inc Class A	35,687	671,303
Secure Waste Infrastructure Corp	119,407	2,057,904
South Bow Corp	121,312	4,498,197
Spartan Delta Corp (d)	109,049	925,693
Strathcona Resources Ltd	34,457	1,045,127
Suncor Energy Inc	692,869	46,529,006
Tamarack Valley Energy Ltd	282,848	2,705,704
TC Energy Corp	606,147	40,817,689
Tenaz Energy Corp (d)	16,576	664,885
Topaz Energy Corp	75,301	1,700,094
Tourmaline Oil Corp	216,370	9,555,564
Vermilion Energy Inc	93,026	1,106,876
Whitecap Resources Inc	702,096	8,283,816
		359,639,198
TOTAL ENERGY		364,801,940
Financials - 2.9%
Banks - 2.1%
Bank of Montreal	399,789	71,715,904
Bank of Nova Scotia/The	714,755	62,698,165
Canadian Imperial Bank of Commerce	534,334	63,288,381
EQB Inc	15,107	1,531,229
Laurentian Bank of Canada	24,335	699,228
National Bank of Canada	225,287	36,440,295
Royal Bank of Canada	813,033	170,169,428
Toronto Dominion Bank	962,566	115,382,952
		521,925,582
Capital Markets - 0.2%
Brookfield Asset Management Ltd Class A	191,648	9,270,358
Brookfield Corp Class A	1,164,572	49,495,452
Canaccord Genuity Group Inc	57,724	592,949
IGM Financial Inc	48,152	2,993,850
Onex Corp Subordinate Voting Shares	32,942	2,522,377
Sprott Inc	12,948	1,330,776
TMX Group Ltd	164,568	6,015,240
		72,221,002
Insurance - 0.6%
Brookfield Wealth Solutions Ltd Class A	14,146	612,218
Definity Financial Corp	59,001	3,368,299
Fairfax Financial Holdings Ltd Subordinate Voting Shares	11,025	18,462,638
Great-West Lifeco Inc	142,689	9,460,010
iA Financial Corp Inc	52,887	7,819,587
Intact Financial Corp	103,636	20,348,689
Manulife Financial Corp	975,594	43,328,803
Power Corp of Canada Subordinate Voting Shares	311,480	21,286,004
Sun Life Financial Inc	322,151	26,728,525
Trisura Group Ltd (d)	29,509	876,945
		152,291,718
TOTAL FINANCIALS		746,438,302
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Extendicare Inc	49,463	1,251,880
Sienna Senior Living Inc	68,316	1,086,253
Well Health Technologies Corp (d)	121,681	350,673
		2,688,806
Pharmaceuticals - 0.0%
Bausch Health Cos Inc (d)	160,812	1,107,995
Cronos Group Inc (d)	122,937	347,912
		1,455,907
TOTAL HEALTH CARE		4,144,713
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (d)	48,951	11,793,495
CAE Inc (d)	170,112	4,387,952
MDA Space Ltd (d)	87,780	2,657,476
		18,838,923
Commercial Services & Supplies - 0.1%
BOYD GROUP SERVICES INC	16,859	1,742,724
Element Fleet Management Corp	232,443	5,216,433
RB Global Inc	108,995	11,954,968
		18,914,125
Construction & Engineering - 0.1%
Aecon Group Inc	41,869	1,350,883
AtkinsRealis Group Inc	96,412	5,975,845
Badger Infrastructure Solutions Ltd	20,902	1,324,928
Bird Construction Inc	30,917	1,474,780
Stantec Inc	67,929	4,793,820
WSP Global Inc	79,066	9,659,831
		24,580,087
Electrical Equipment - 0.0%
Ballard Power Systems Inc (d)	141,301	375,968
Hammond Power Solutions Inc Class A	5,077	907,910
		1,283,878
Ground Transportation - 0.4%
Canadian National Railway Co	300,646	38,228,162
Canadian Pacific Kansas City Ltd	519,737	46,165,889
Mullen Group Ltd	61,644	1,210,586
TFI International Inc	46,236	6,246,486
		91,851,123
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A	35,668	1,057,941
Machinery - 0.0%
ATS Corp (d)	51,022	1,392,154
NFI Group Inc (d)	60,297	1,084,774
Savaria Corp	42,054	873,569
		3,350,497
Passenger Airlines - 0.0%
Air Canada (d)	88,237	1,596,870
Exchange Income Corp	16,107	1,442,547
		3,039,417
Professional Services - 0.0%
Thomson Reuters Corp	76,033	7,458,757
Trading Companies & Distributors - 0.0%
ADENTRA Inc	17,557	434,839
Finning International Inc	76,068	5,040,994
Richelieu Hardware Ltd	35,705	903,163
Russel Metals Inc	33,974	1,630,054
Toromont Industries Ltd	48,036	7,225,703
		15,234,753
Transportation Infrastructure - 0.0%
Westshore Terminals Investment Corp	21,336	610,317
TOTAL INDUSTRIALS		186,219,818
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (d)	67,250	22,252,921
IT Services - 0.4%
CGI Inc Class A	109,519	8,016,367
Shopify Inc Class A (d)	716,366	83,898,399
		91,914,766
Software - 0.2%
Abaxx Technologies Inc (d)(e)	18,036	316,628
BlackBerry Ltd (d)	330,911	2,816,113
Constellation Software Inc/Canada	11,803	25,283,940
Constellation Software Inc/Canada warrants 3/31/2040 (d)(g)	7,284	0
Descartes Systems Group Inc/The (d)	51,433	3,862,657
Enghouse Systems Ltd	33,776	413,933
Kinaxis Inc (d)	16,943	2,030,477
Lightspeed Commerce Inc Subordinate Voting Shares (d)	93,227	940,350
Open Text Corp	143,409	3,635,736
		39,299,834
TOTAL INFORMATION TECHNOLOGY		153,467,521
Materials - 1.0%
Chemicals - 0.1%
5N Plus Inc (d)	50,357	1,170,333
Methanex Corp	34,874	1,938,177
Nutrien Ltd	281,404	19,423,370
		22,531,880
Containers & Packaging - 0.0%
Cascades Inc	63,444	609,616
CCL Industries Inc Class B	84,559	5,606,705
Winpak Ltd	18,300	573,992
		6,790,313
Metals & Mining - 0.9%
AbraSilver Resource Corp (d)	77,683	752,531
Agnico Eagle Mines Ltd/CA	297,638	43,210,961
Alamos Gold Inc Class A	243,774	6,774,930
Allied Gold Corp (d)	63,379	1,150,167
Altius Minerals Corp	23,061	953,959
Americas Gold & Silver Corp (d)	159,022	604,621
Avino Silver & Gold Mines Ltd (d)	92,544	489,836
B2Gold Corp	735,926	2,756,081
Barrick Mining Corp	980,304	35,978,629
Capstone Copper Corp (d)	477,525	4,533,907
Centerra Gold Inc	116,047	1,995,030
Champion Iron Ltd	246,939	587,185
Collective Mining Ltd (d)	31,958	394,388
Discovery Mining Ltd (d)	374,135	2,335,258
DPM Metals Inc	124,097	4,362,450
Endeavour Silver Corp (d)	174,084	1,309,111
Equinox Gold Corp	447,876	4,012,785
First Majestic Silver Corp	279,741	4,204,508
Fortuna Mining Corp (d)	176,985	1,491,984
Franco-Nevada Corp	113,007	24,041,950
G Mining Ventures Corp (d)	116,569	3,553,157
G Mining Ventures Corp rights (d)(g)	47,743	46,503
GoGold Resources Inc (d)	271,489	561,628
Highlander Silver Corp (d)(e)	81,645	347,698
Hudbay Minerals Inc	251,027	5,696,165
i-80 Gold Corp (d)(e)	491,394	637,969
K92 Mining Inc (d)	142,120	2,284,099
Kinross Gold Corp	705,964	16,276,175
Labrador Iron Ore Royalty Corp	44,242	844,223
Lithium Americas Corp (d)(e)	196,847	564,951
Lundin Gold Inc	56,442	3,160,204
LunR Royalties Corp	35,418	468,669
Major Drilling Group International Inc (d)	56,148	557,535
Montage Gold Corp (d)	149,676	1,693,378
New Pacific Metals Corp (d)(e)	62,295	288,401
NGEx Minerals Ltd (d)	86,175	1,539,882
Northern Dynasty Minerals Ltd (d)(e)	297,338	415,724
Novagold Resources Inc (d)	199,145	1,159,199
OR Royalties Inc	107,893	3,206,350
Orezone Gold Corp (d)(e)	313,360	478,361
Orla Mining Ltd	182,083	1,628,791
Osisko Metals Inc (d)	347,319	393,935
Pan American Silver Corp	248,780	10,711,817
Rio2 Ltd (d)	329,713	611,516
Seabridge Gold Inc (d)(e)	54,911	1,417,253
Skeena Resources Ltd (d)	45,340	1,202,835
Snowline Gold Corp (d)	83,009	796,427
Solaris Resources Inc (d)	56,931	428,043
Southern Cross Gold Consolidated Ltd (d)	129,754	833,032
Ssr Mining Inc (d)	128,816	3,300,266
Talon Metals Corp (d)(e)	71,110	255,150
Teck Resources Ltd Class B	269,122	16,195,122
Torex Gold Resources Inc	54,139	2,083,532
Trekor Metals Ltd (d)	209,761	1,415,515
Triple Flag Precious Metals Corp	40,369	1,159,653
Valor Gold Corp (e)	25,275	59,858
Vizsla Silver Corp (d)	187,193	584,874
Wesdome Gold Mines Ltd (d)	86,787	1,610,251
		230,408,412
Paper & Forest Products - 0.0%
Canfor Corp (d)	35,806	383,385
Resolute Forest Products Inc rights (d)(g)	19,734	0
Stella-Jones Inc	28,823	1,590,164
West Fraser Timber Co Ltd	32,791	2,123,456
		4,097,005
TOTAL MATERIALS		263,827,610
Real Estate - 0.1%
Diversified REITs - 0.0%
H&R Real Estate Investment Trust unit	83,980	660,170
Industrial REITs - 0.0%
Dream Industrial Real Estate Investment Trust	86,843	891,444
Granite Real Estate Investment Trust	18,437	1,265,345
		2,156,789
Office REITs - 0.0%
Allied Properties Real Estate Investment Trust	54,980	385,136
Real Estate Management & Development - 0.1%
Altus Group Ltd/Canada	25,920	865,695
Colliers International Group Inc Subordinate Voting Shares	23,249	2,286,009
FirstService Corp Subordinate Voting Shares	24,379	3,434,120
StorageVault Canada Inc	210,950	722,303
		7,308,127
Residential REITs - 0.0%
Boardwalk Real Estate Investment Trust	14,589	689,461
Canadian Apartment Properties REIT	45,362	1,121,552
Killam Apartment Real Estate Investment Trust	42,207	559,709
		2,370,722
Retail REITs - 0.0%
Choice Properties Real Estate Investment Trust (e)	94,109	1,071,427
Crombie Real Estate Investment Trust	56,856	708,545
CT Real Estate Investment Trust	46,063	612,487
First Capital Real Estate Investment Trust unit	55,378	905,816
Primaris Real Estate Investment Trust	35,976	587,944
RioCan Real Estate Investment Trust	81,470	1,289,014
SmartCentres Real Estate Investment Trust	36,772	775,128
		5,950,361
TOTAL REAL ESTATE		18,831,305
Utilities - 0.3%
Electric Utilities - 0.2%
Emera Inc	173,408	9,266,322
Fortis Inc/Canada	291,431	16,589,645
Hydro One Ltd (b)(c)	187,242	7,800,358
		33,656,325
Gas Utilities - 0.0%
AltaGas Ltd	181,596	7,225,755
Brookfield Infrastructure Corp	72,949	3,083,752
Superior Plus Corp	127,979	728,518
		11,038,025
Independent Power and Renewable Electricity Producers - 0.1%
Boralex Inc Class A	52,965	1,400,964
Brookfield Renewable Corp Class A	82,773	2,762,151
Capital Power Corp	91,507	4,299,723
Northland Power Inc	153,897	2,395,429
TransAlta Corp	157,108	1,967,983
		12,826,250
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	412,551	2,413,181
Atco Ltd/Canada Class I	43,863	2,497,204
Canadian Utilities Ltd Class A	73,124	2,906,495
		7,816,880
TOTAL UTILITIES		65,337,480
TOTAL CANADA		1,953,316,968
CHILE - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Empresa Nacional de Telecomunicaciones SA	83,172	324,726
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	399,670	2,672,061
Specialty Retail - 0.0%
Empresas Copec SA	236,831	1,617,507
TOTAL CONSUMER DISCRETIONARY		4,289,568
Consumer Staples - 0.0%
Beverages - 0.0%
Cia Cervecerias Unidas SA	87,575	507,224
Embotelladora Andina SA Class B	217,332	1,082,277
Vina Concha y Toro SA	430,058	390,394
		1,979,895
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	738,052	1,551,834
SMU SA	2,524,971	346,123
		1,897,957
TOTAL CONSUMER STAPLES		3,877,852
Financials - 0.0%
Banks - 0.0%
Banco de Chile	26,694,268	5,561,653
Banco de Credito e Inversiones SA	44,449	3,198,320
Banco Santander Chile	38,131,825	3,321,642
		12,081,615
Financial Services - 0.0%
Inversiones La Construccion SA	19,094	445,646
TOTAL FINANCIALS		12,527,261
Industrials - 0.0%
Marine Transportation - 0.0%
Cia Sud Americana DE Vapores SA	9,727,070	502,177
Passenger Airlines - 0.0%
Latam Airlines Group SA	201,641,561	5,365,542
TOTAL INDUSTRIALS		5,867,719
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	84,178	5,676,752
Metals & Mining - 0.2%
Antofagasta PLC	202,202	9,960,524
Lundin Mining Corp	402,399	9,963,455
		19,923,979
Paper & Forest Products - 0.0%
Empresas Cmpc SA	643,394	730,068
TOTAL MATERIALS		26,330,799
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	452,208	1,917,780
Plaza SA	437,219	1,772,812
TOTAL REAL ESTATE		3,690,592
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	13,798,969	1,216,862
Engie Energia Chile SA	294,021	582,508
		1,799,370
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	5,043,222	753,920
Water Utilities - 0.0%
Aguas Andinas SA Class A	1,678,345	612,851
TOTAL UTILITIES		3,166,141
TOTAL CHILE		60,074,658
CHINA - 6.4%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (b)(c)	2,561,161	3,275,585
CITIC Telecom International Holdings Ltd	1,305,702	462,849
		3,738,434
Entertainment - 0.1%
China Ruyi Holdings Ltd (d)(e)	7,288,452	1,338,286
Giant Network Group Co Ltd A Shares (China)	75,800	329,304
Kingsoft Corp Ltd	585,090	1,996,456
NetEase Cloud Music Inc (b)(c)(d)(e)	56,276	914,205
Netease Inc	1,028,672	27,369,071
Tencent Music Entertainment Group Class A ADR	332,192	3,139,214
XD Inc (c)(d)(e)	177,832	1,078,003
Zhejiang Century Huatong Group Co Ltd A Shares (China)	252,000	505,199
		36,669,738
Interactive Media & Services - 1.1%
Autohome Inc Class A ADR (e)	45,906	1,065,937
Baidu Inc A Shares (d)	1,226,124	16,985,009
Bilibili Inc Z Shares (d)	147,201	2,802,060
Hello Group Inc Class A ADR	104,196	624,134
JOYY Inc Class A ADR	17,112	1,258,930
Kuaishou Technology B Shares (b)(c)	1,673,894	9,327,396
Kunlun Tech Co Ltd A Shares (China) (d)	42,200	269,307
Meitu Inc (b)(c)(e)	1,998,159	1,202,605
Newborn Town Inc (c)(d)(e)	394,000	409,453
Tencent Holdings Ltd	3,597,210	219,800,272
Weibo Corp A Shares	60,901	493,193
		254,238,296
Media - 0.0%
Bluefocus Intelligent Communications Group Co Ltd A Shares (China)	121,300	257,712
China Literature Ltd (b)(c)(d)(e)	243,088	626,753
Focus Media Information Technology Co Ltd A Shares (China)	512,545	426,718
Mobvista Inc (b)(c)(d)	343,000	487,663
		1,798,846
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	1,049,358	692,755
TOTAL COMMUNICATION SERVICES		297,138,069
Consumer Discretionary - 1.8%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	428,582	3,246,171
Hesai Group B Shares (e)	537,440	1,135,875
Huayu Automotive Systems Co Ltd A Shares (China)	136,477	340,550
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	23,532	321,760
Minth Group Ltd	425,499	1,500,727
Nexteer Automotive Group Ltd	708,137	379,243
Ningbo Tuopu Group Co Ltd A Shares (China)	59,547	410,699
Sailun Group Co Ltd A Shares (China)	137,921	289,206
Tianneng Power International Ltd	478,446	308,698
Wanxiang Qianchao Co Ltd A Shares (China)	114,000	189,236
WeRide Inc A Shares (e)	157,100	305,717
		8,427,882
Automobiles - 0.3%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (d)	80,400	312,724
Brilliance China Automotive Holdings Ltd	1,877,117	490,678
BYD Co Ltd A Shares (China)	194,860	2,763,249
BYD Co Ltd H Shares	2,144,438	25,636,414
Chongqing Changan Automobile Co Ltd A Shares (China)	334,403	389,864
Geely Automobile Holdings Ltd	3,824,573	9,656,042
Great Wall Motor Co Ltd A Shares (China)	189,781	472,409
Great Wall Motor Co Ltd H Shares	1,039,402	1,203,429
Li Auto Inc A Shares (d)(e)	732,062	4,985,815
NIO Inc A Shares (d)	1,034,297	5,075,131
SAIC Motor Corp Ltd A Shares (China)	268,457	450,047
Seres Group Co Ltd A Shares (China)	58,383	538,766
VOYAH Automobile Technology Co Ltd H Shares	578,970	213,356
XPeng Inc A Shares (d)	734,395	4,763,506
Yadea Group Holdings Ltd (b)(c)	764,197	1,045,577
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	301,662	1,537,082
		59,534,089
Broadline Retail - 1.0%
Alibaba Group Holding Ltd	9,780,046	148,983,386
JD.com Inc A Shares	1,340,835	22,056,701
MINISO Group Holding Ltd A Shares	297,316	970,782
PDD Holdings Inc Class A ADR (d)	332,127	29,413,167
Prosus NV Class N	764,495	35,528,231
Vipshop Holdings Ltd Class A ADR	167,226	2,565,247
		239,517,514
Distributors - 0.0%
China Tobacco International HK Co Ltd (c)(e)	142,940	440,354
Zhejiang China Commodities City Group Co Ltd A Shares (China)	202,500	384,069
		824,423
Diversified Consumer Services - 0.0%
Fu Shou Yuan International Group Ltd (e)(g)	1,063,618	358,047
New Oriental Education & Technology Group Inc	754,416	4,424,126
TAL Education Group Class A ADR (d)	204,568	2,557,100
		7,339,273
Hotels, Restaurants & Leisure - 0.4%
Atour Lifestyle Holdings Ltd ADR	34,545	1,185,930
DPC Dash Ltd (d)(e)	53,700	272,252
H World Group Ltd ADR	109,089	4,657,009
Haidilao International Holding Ltd (b)(c)(e)	989,995	1,500,949
Meituan B Shares (b)(c)(d)	2,947,015	34,793,871
Tongcheng Travel Holdings Ltd (c)	755,501	1,375,670
TravelSky Technology Ltd H Shares	626,093	689,769
Trip.com Group Ltd (d)	344,534	16,141,590
Yum China Holdings Inc (Hong Kong)	193,733	9,209,383
		69,826,423
Household Durables - 0.0%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	89,149	558,508
Haier Smart Home Co Ltd A Shares (China)	403,248	1,383,548
Haier Smart Home Co Ltd H Shares	1,075,527	3,100,568
Midea Group Co Ltd A Shares (China)	178,929	2,321,092
Midea Group Co Ltd H Shares (e)	178,200	2,257,755
Sichuan Changhong Electric Co Ltd A Shares (China) (d)	219,500	225,484
TCL Electronics Holdings Ltd	593,864	1,224,470
		11,071,425
Specialty Retail - 0.0%
China Tourism Group Duty Free Corp Ltd A Shares (China)	65,450	563,066
Chow Tai Fook Jewellery Group Ltd (e)	1,060,267	1,672,384
Pop Mart International Group Ltd (b)(c)(e)	295,777	6,132,478
Topsports International Holdings Ltd (b)(c)	1,262,869	219,002
Zhongsheng Group Holdings Ltd (d)	513,998	296,900
		8,883,830
Textiles, Apparel & Luxury Goods - 0.1%
361 Degrees International Ltd	665,580	396,340
ANTA Sports Products Ltd	738,539	7,434,925
Bosideng International Holdings Ltd	2,773,147	1,746,831
Laopu Gold Co Ltd H Shares (e)	24,600	1,018,831
Li Ning Co Ltd	1,364,084	2,635,146
Shenzhou International Group Holdings Ltd	503,771	2,863,678
Xtep International Holdings Ltd	995,451	479,803
		16,575,554
TOTAL CONSUMER DISCRETIONARY		422,000,413
Consumer Staples - 0.2%
Beverages - 0.1%
Anhui Gujing Distillery Co Ltd B Shares	60,937	492,733
China Resources Beer Holdings Co Ltd	982,895	2,965,573
Eastroc Beverage Group Co Ltd A Shares (China)	23,996	482,882
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	56,992	361,946
Kweichow Moutai Co Ltd A Shares (China)	45,062	9,004,992
Luzhou Laojiao Co Ltd A Shares (China)	48,957	658,759
Nongfu Spring Co Ltd H Shares (b)(c)	1,028,920	5,743,920
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	40,015	753,182
Tsingtao Brewery Co Ltd H Shares	379,528	2,255,178
Wuliangye Yibin Co Ltd A Shares (China)	161,931	1,869,590
		24,588,755
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (d)	3,187,800	1,459,273
East Buy Holding Ltd (b)(c)(d)(e)	260,383	711,850
JD Health International Inc (b)(c)(d)	630,529	3,167,760
Ping An Healthcare and Technology Co Ltd (b)(c)(d)(e)	583,152	581,486
		5,920,369
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	48,600	301,848
China Feihe Ltd (b)(c)	2,289,704	960,564
China Mengniu Dairy Co Ltd	1,720,390	4,146,100
China Youran Dairy Group Ltd (b)(c)(d)(e)	761,000	414,346
COFCO Joycome Foods Ltd (c)(d)(e)	2,437,434	348,098
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	231,581	1,316,525
Guangdong Haid Group Co Ltd A Shares (China)	70,122	513,856
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	130,711	503,024
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	211,701	848,948
Muyuan Foods Group Co Ltd A Shares (China)	178,016	1,025,878
Tingyi Cayman Islands Holding Corp	1,140,143	1,730,045
Want Want China Holdings Ltd	2,733,694	1,178,196
Wens Foodstuff Group Co Ltd A Shares (China)	241,089	498,626
Wilmar International Ltd	972,777	2,974,851
Yihai International Holding Ltd	422,474	837,686
		17,598,591
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(c)(e)	258,661	1,015,198
Hengan International Group Co Ltd	396,554	1,251,999
		2,267,197
Tobacco - 0.0%
RLX Technology Inc ADR	215,893	436,104
Smoore International Holdings Ltd (b)(c)(e)	1,111,794	1,304,257
		1,740,361
TOTAL CONSUMER STAPLES		52,115,273
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	1,046,652	944,902
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	33,100	659,990
		1,604,892
Oil, Gas & Consumable Fuels - 0.2%
Cgn Mining Co Ltd (e)	1,867,041	576,130
China Coal Energy Co Ltd H Shares	1,075,363	1,468,573
China Merchants Energy Shipping Co Ltd A Shares (China)	290,411	719,395
China Petroleum & Chemical Corp A Shares (China)	1,696,310	1,324,319
China Petroleum & Chemical Corp H Shares	12,096,351	6,832,964
China Shenhua Energy Co Ltd A Shares (China)	455,683	3,080,176
China Shenhua Energy Co Ltd H Shares	1,653,043	9,160,620
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	661,377	1,648,464
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	109,500	437,432
Inner Mongolia Yitai Coal Co Ltd B Shares	552,416	1,591,518
Kinetic Development Group Ltd	1,416,000	305,141
PetroChina Co Ltd A Shares (China)	337,600	555,499
PetroChina Co Ltd H Shares	12,909,426	16,362,300
Shaanxi Coal Industry Co Ltd A Shares (China)	413,126	1,515,493
Sinopec Kantons Holdings Ltd (e)	572,678	271,647
Yankuang Energy Group Co Ltd H Shares	2,332,664	3,527,669
		49,377,340
TOTAL ENERGY		50,982,232
Financials - 1.2%
Banks - 0.8%
Agricultural Bank of China Ltd A Shares (China)	3,167,369	3,236,897
Agricultural Bank of China Ltd H Shares	15,406,297	12,395,916
Bank of Beijing Co Ltd A Shares (China)	664,586	509,223
Bank of Changsha Co Ltd A Shares (China)	238,600	336,894
Bank of Chengdu Co Ltd A Shares (China)	164,556	446,860
Bank of China Ltd A Shares (China)	3,986,380	3,577,761
Bank of China Ltd H Shares	35,568,565	24,990,155
Bank of Communications Co Ltd A Shares (China)	1,610,829	1,712,185
Bank of Communications Co Ltd H Shares	4,809,020	4,635,850
Bank of Hangzhou Co Ltd A Shares (China)	253,284	617,361
Bank of Jiangsu Co Ltd A Shares (China)	609,109	1,066,951
Bank of Nanjing Co Ltd A Shares (China)	403,942	689,581
Bank of Ningbo Co Ltd A Shares (China)	219,871	1,038,199
Bank of Shanghai Co Ltd A Shares (China)	505,437	707,357
Bank of Suzhou Co Ltd A Shares (China)	260,600	327,941
BOC Hong Kong Holdings Ltd	2,153,785	14,335,864
China CITIC Bank Corp Ltd A Shares (China)	441,100	506,326
China CITIC Bank Corp Ltd H Shares	4,520,533	4,455,743
China Construction Bank Corp A Shares (China)	3,778,686	6,071,246
China Construction Bank Corp H Shares	44,544,821	52,270,048
China Everbright Bank Co Ltd A Shares (China)	2,256,470	1,059,791
China Merchants Bank Co Ltd A Shares (China)	583,906	3,425,650
China Merchants Bank Co Ltd H Shares	2,307,642	14,977,428
China Minsheng Banking Corp Ltd A Shares (China)	1,439,748	771,922
China Minsheng Banking Corp Ltd H Shares	3,441,458	1,592,943
China Zheshang Bank Co Ltd A Shares (China)	903,581	405,394
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	1,278,412	1,279,316
CNPC Capital Co Ltd A Shares (China)	366,317	389,988
Huaxia Bank Co Ltd A Shares (China)	457,271	467,835
Industrial & Commercial Bank of China Ltd A Shares (China)	4,516,453	5,343,965
Industrial & Commercial Bank of China Ltd H Shares	35,206,776	33,714,538
Industrial Bank Co Ltd A Shares (China)	1,019,760	2,853,377
Ping An Bank Co Ltd A Shares (China)	626,731	1,079,456
Postal Savings Bank of China Co Ltd A Shares (China)	503,800	383,066
Postal Savings Bank of China Co Ltd H Shares (b)(c)	5,520,705	3,576,097
Shanghai Pudong Development Bank Co Ltd A Shares (China)	1,476,012	2,077,665
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	339,973	432,516
		207,759,305
Capital Markets - 0.1%
Beijing Compass Technology Development Co Ltd A Shares (China)	23,300	284,434
Caitong Securities Co Ltd A Shares (China)	365,000	452,677
Central China Securities Co Ltd H Shares (c)(e)	1,332,000	293,834
China Everbright Ltd (e)	550,326	409,811
China Galaxy Securities Co Ltd H Shares	2,692,813	2,613,015
China International Capital Corp Ltd H Shares (b)(c)	1,270,841	3,500,225
China Merchants Securities Co Ltd A Shares (China)	291,139	757,827
CITIC Securities Co Ltd H Shares	1,441,091	5,020,225
CSC Financial Co Ltd A Shares (China)	164,068	626,388
Dongxing Securities Co Ltd A Shares (China)	193,100	395,275
East Money Information Co Ltd A Shares (China)	520,468	1,553,199
Everbright Securities Co Ltd A Shares (China)	159,758	350,094
Founder Securities Co Ltd A Shares (China)	426,150	448,146
GF Securities Co Ltd H Shares	966,828	2,105,659
Guosen Securities Co Ltd A Shares (China)	270,848	413,532
Guotai Haitong Securities Co Ltd A Shares (China)	585,464	1,589,886
Guotai Haitong Securities Co Ltd H Shares (b)(c)	1,320,601	2,514,100
Guoyuan Securities Co Ltd A Shares (China)	302,800	329,151
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	24,960	868,533
Huatai Securities Co Ltd H Shares (b)(c)	1,221,337	2,630,366
Industrial Securities Co Ltd A Shares (China)	427,885	382,860
JF SmartInvest Holdings Ltd (e)	67,100	255,997
Noah Holdings Ltd Class A ADR	35,299	298,277
Orient Securities Co Ltd/China A Shares (China)	332,521	452,421
OSL Group Ltd (d)(e)	378,000	566,826
SDIC Capital Co Ltd A Shares (China)	383,106	370,006
Shenwan Hongyuan Group Co Ltd A Shares (China)	975,113	677,048
Up Fintech Holding Ltd ADR (d)	60,807	297,954
Zheshang Securities Co Ltd A Shares (China)	256,778	363,422
Zhongtai Securities Co Ltd A Shares (China)	384,225	321,055
		31,142,243
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	58,819	816,408
Financial Services - 0.0%
Far East Horizon Ltd	1,477,866	1,296,506
SY Holdings Group Ltd (c)(e)	333,500	304,055
		1,600,561
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	4,471,131	16,647,586
China Pacific Insurance Group Co Ltd H Shares	1,850,853	7,212,342
China Taiping Insurance Holdings Co Ltd	848,694	2,382,974
New China Life Insurance Co Ltd H Shares	667,793	4,117,932
People's Insurance Co Group of China Ltd/The H Shares	5,659,038	3,939,910
PICC Property & Casualty Co Ltd H Shares	4,032,167	8,432,054
Ping An Insurance Group Co of China Ltd A Shares (China)	546,566	4,437,284
Ping An Insurance Group Co of China Ltd H Shares	3,622,547	27,063,230
ZhongAn Online P&C Insurance Co Ltd H Shares (b)(c)(d)	654,336	925,301
		75,158,613
TOTAL FINANCIALS		316,477,130
Health Care - 0.3%
Biotechnology - 0.1%
3SBio Inc (b)(c)	1,159,473	2,471,997
Abbisko Cayman Ltd (d)	314,000	403,991
Akeso Inc (b)(c)(d)(e)	383,792	4,597,733
Alphamab Oncology (b)(c)(d)	316,000	300,994
Ascentage Pharma Group International (b)(c)(d)(e)	162,978	702,420
Ascletis Pharma Inc (b)(c)(d)(e)	216,000	229,980
CARsgen Therapeutics Holdings Ltd (b)(c)(d)(e)	225,500	385,591
CStone Pharmaceuticals (b)(c)(d)	619,500	341,253
Duality Biotherapeutics Inc (d)(e)	19,100	442,770
Everest Medicines Ltd (b)(c)(d)(e)	154,019	496,874
HBM Holdings Ltd (b)(c)(d)	382,000	593,283
InnoCare Pharma Ltd H Shares (b)(c)(d)	654,000	1,137,478
Innovent Biologics Inc (b)(c)(d)	844,497	9,336,159
Keymed Biosciences Inc (b)(c)(d)	121,184	1,129,571
Lepu Biopharma Co Ltd H Shares (b)(c)(d)(e)	666,000	363,470
Remegen Co Ltd H Shares (b)(c)(d)(e)	133,500	1,391,618
Shanghai RAAS Blood Products Co Ltd A Shares (China)	532,001	408,112
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (d)(e)	34,100	2,103,639
Zai Lab Ltd (d)(e)	662,927	1,207,974
		28,044,907
Health Care Equipment & Supplies - 0.0%
Lifetech Scientific Corp (d)(e)	2,011,222	376,989
Microport Scientific Corp (d)(e)	653,893	560,308
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,502,023	643,527
Shanghai Conant Optical Co Ltd H Shares (e)	125,700	506,813
Shanghai MicroPort MedBot Group Co Ltd H Shares (d)(e)	243,764	647,145
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	29,979	513,027
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	40,564	954,458
		4,202,267
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	308,172	414,304
Genertec Universal Medical Group Co Ltd (b)(c)(e)	795,313	494,890
Huadong Medicine Co Ltd A Shares (China)	59,211	255,457
Hygeia Healthcare Holdings Co Ltd (b)(c)(d)(e)	305,231	387,649
Jinxin Fertility Group Ltd (b)(c)(e)	1,666,455	461,110
New Horizon Health Ltd (g)	117,000	168,762
Sinopharm Group Co Ltd H Shares	824,199	1,827,740
		4,009,912
Health Care Technology - 0.0%
Yidu Tech Inc (b)(c)(d)(e)	465,300	271,143
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (d)	740,993	1,706,408
Wuxi Apptec Co Ltd A Shares (China)	34,300	651,969
Wuxi Apptec Co Ltd H Shares (b)(c)	279,309	5,723,370
Wuxi Biologics Cayman Inc (b)(c)(d)	2,049,506	10,115,349
WuXi XDC Cayman Inc (d)	219,000	1,446,521
XtalPi Holdings Ltd (d)(e)	1,134,000	989,054
		20,632,671
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	142,038	553,972
China Medical System Holdings Ltd (e)	749,043	1,138,503
China Resources Pharmaceutical Group Ltd (b)(c)	1,235,989	764,377
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	81,082	310,180
China Traditional Chinese Medicine Holdings Co Ltd (d)	2,756,104	506,068
Consun Pharmaceutical Group Ltd	309,000	539,402
CSPC Pharmaceutical Group Ltd	4,799,916	5,251,362
Hansoh Pharmaceutical Group Co Ltd (b)(c)	742,552	3,046,940
HUTCHMED China Ltd (d)(e)	337,688	762,580
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	218,515	1,749,340
Luye Pharma Group Ltd (b)(c)(d)(e)	1,597,369	413,478
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares (e)	118,056	247,179
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (d)	12,870	568,027
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	98,200	632,960
Sihuan Pharmaceutical Holdings Group Ltd	3,564,000	409,007
Simcere Pharmaceutical Group Ltd (b)(c)	554,861	873,780
Sino Biopharmaceutical Ltd	5,820,352	3,733,088
Sunshine Lake Pharma Co Ltd H Shares (e)	79,140	422,018
Yunnan Baiyao Group Co Ltd A Shares (China)	62,675	490,893
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	23,165	478,832
		22,891,986
TOTAL HEALTH CARE		80,052,886
Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	96,535	495,330
AviChina Industry & Technology Co Ltd H Shares (e)	1,743,743	669,268
Kuang-Chi Technologies Co Ltd A Shares (China)	74,000	338,425
		1,503,023
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (d)(e)	1,408,200	1,811,784
JD Logistics Inc (b)(c)(d)	1,010,187	1,934,740
SF Holding Co Ltd A Shares (China)	158,624	822,463
YTO Express Group Co Ltd A Shares (China)	145,537	406,316
ZTO Express Cayman Inc A Shares	225,607	5,399,046
		10,374,349
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	77,554	221,535
China Lesso Group Holdings Ltd	573,452	296,144
Xinyi Glass Holdings Ltd (e)	931,611	1,107,137
		1,624,816
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	2,114,383	1,375,007
CT Environmental Group Ltd (d)(g)	26,000	0
Tuhu Car Inc A Shares (b)(c)(d)(e)	187,900	289,191
		1,664,198
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	1,644,023	895,131
China Conch Venture Holdings Ltd (e)	859,173	967,369
China Energy Engineering Corp Ltd A Shares (China)	1,164,389	448,377
China National Chemical Engineering Co Ltd A Shares (China)	309,992	359,739
China Railway Group Ltd A Shares (China)	380,666	259,679
China Railway Group Ltd H Shares (e)	2,841,411	1,307,954
China State Construction Engineering Corp Ltd A Shares (China)	1,247,797	868,850
Metallurgical Corp of China Ltd A Shares (China) (d)	687,807	276,870
Power Construction Corp of China Ltd A Shares (China)	579,941	419,799
Sinopec Engineering Group Co Ltd H Shares	926,626	640,405
		6,444,173
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	175,400	346,566
Contemporary Amperex Technology Co Ltd A Shares (China)	176,130	10,319,835
Contemporary Amperex Technology Co Ltd H Shares (e)	88,287	6,989,220
Dongfang Electric Corp Ltd A Shares (China)	115,122	428,265
Eve Energy Co Ltd A Shares (China)	69,138	555,654
Goldwind Science & Technology Co Ltd A Shares (China)	115,600	314,050
Gotion High-Tech Co Ltd A Shares (China)	72,300	305,550
Harbin Electric Co Ltd H Shares	402,000	808,367
Hunan Yuneng New Energy Battery Material Co Ltd (China)	32,600	305,849
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	121,366	510,676
NARI Technology Co Ltd A Shares (China)	282,678	1,018,338
Ningbo Deye Technology Corp A Shares (China)	48,008	582,045
REPT BATTERO Energy Co Ltd H Shares (d)	249,200	342,863
Shanghai Electric Group Co Ltd A Shares (China)	438,228	447,658
Shenzhen Megmeet Electrical Co Ltd (China)	20,400	322,183
Sichuan Huafeng Technology Co Ltd A Shares (China) (d)	18,048	367,160
Sungrow Power Supply Co Ltd A Shares (China)	71,706	1,102,099
TBEA Co Ltd A Shares (China)	173,438	537,917
Wolong Electric Group Co Ltd A Shares (China)	58,100	272,741
Zhejiang Chint Electrics Co Ltd A Shares (China)	93,115	347,812
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	64,700	382,662
		26,607,510
Ground Transportation - 0.0%
Daqin Railway Co Ltd A Shares (China)	819,525	603,259
Full Truck Alliance Co Ltd ADR	421,961	4,004,410
		4,607,669
Industrial Conglomerates - 0.0%
CITIC Ltd	2,542,668	4,010,609
Shanghai Industrial Holdings Ltd (e)	360,418	635,594
		4,646,203
Machinery - 0.2%
Airtac International Group	81,359	3,296,619
China CSSC Holdings Ltd A Shares (China)	247,197	1,287,876
China Yuchai International Ltd	6,342	299,089
CIMC Enric Holdings Ltd	387,722	384,637
CRRC Corp Ltd A Shares (China)	2,998,985	2,736,045
First Tractor Co Ltd H Shares	300,000	338,927
Haitian International Holdings Ltd	421,880	1,120,007
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	45,750	735,192
Lonking Holdings Ltd	1,168,000	464,674
Precision Tsugami China Corp Ltd (c)	80,000	530,450
RoboTechnik Intelligent Technology Co Ltd A Shares (China)	5,800	356,557
Sany Heavy Equipment International Holdings Co Ltd	720,081	682,215
Sany Heavy Industry Co Ltd A Shares (China)	301,970	919,107
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	44,370	343,278
Shenzhen Dobot Corp Ltd H Shares (d)(e)	67,400	211,247
Shenzhen Envicool Technology Co Ltd A Shares (China)	44,980	315,555
Shenzhen Inovance Technology Co Ltd A Shares (China)	49,900	473,510
Sinotruk Hong Kong Ltd	490,885	2,543,809
UBTech Robotics Corp Ltd H Shares (d)(e)	132,950	1,382,494
Weichai Power Co Ltd H Shares	1,370,686	5,757,217
XCMG Construction Machinery Co Ltd A Shares (China)	415,397	551,166
Yangzijiang Shipbuilding (Holdings) Ltd	1,509,409	4,607,494
Yutong Bus Co Ltd A Shares (China)	77,800	371,068
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	63,300	351,600
Zhuzhou CRRC Times Electric Co Ltd H Shares	284,048	1,219,149
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	324,394	365,136
		31,644,118
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares (e)	1,899,811	3,820,262
SITC International Holdings Co Ltd	797,408	4,014,290
		7,834,552
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (d)	477,920	442,720
China Eastern Airlines Corp Ltd A Shares (China) (d)	605,197	335,127
China Southern Airlines Co Ltd A Shares (China) (d)	455,282	354,010
Hainan Airlines Holding Co Ltd A Shares (China) (d)	1,700,843	345,095
Spring Airlines Co Ltd A Shares (China)	68,403	476,736
		1,953,688
Professional Services - 0.0%
Kanzhun Ltd ADR	220,139	3,583,863
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (b)(c)	125,286	1,236,502
Deep Source Holdings Ltd (d)(e)	4,090,000	271,192
		1,507,694
Transportation Infrastructure - 0.0%
Anhui Expressway Co Ltd H Shares (e)	278,849	556,816
Beijing Capital International Airport Co Ltd H Shares (d)	1,260,973	276,557
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,583,966	1,203,422
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	235,700	352,921
China Merchants Port Holdings Co Ltd	728,517	1,420,360
COSCO SHIPPING Ports Ltd	725,234	492,897
Shenzhen International Holdings Ltd (e)	896,274	697,143
Yuexiu Transport Infrastructure Ltd	568,773	269,794
		5,269,910
TOTAL INDUSTRIALS		109,265,766
Information Technology - 0.6%
Communications Equipment - 0.1%
Advanced Fiber Resources Zhuhai Ltd A Shares (China)	9,700	292,638
CICT Mobile Communication Technology Co Ltd A Shares (China) (d)	127,551	223,155
EverProX Technologies Co Ltd A Shares (China)	11,600	240,504
Fiberhome Telecommunication Technologies Co Ltd A Shares (China)	51,300	250,020
Hengtong Optic-electric Co Ltd A Shares (China)	83,800	587,391
Jiangsu Etern Co Ltd A Shares (China)	55,200	261,021
QuantumCTek Co Ltd A Shares (China)	3,685	209,641
Shenzhen Sunway Communication Co Ltd A Shares (China)	35,200	298,847
Suzhou TFC Optical Communication Co Ltd A Shares (China)	37,940	956,371
Yangtze Optical Fibre & Cable Joint Stock Ltd Co A Shares (China)	13,400	534,912
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (b)(c)	224,500	2,769,608
Yealink Network Technology Corp Ltd A Shares (China)	63,500	365,550
Zhongji Innolight Co Ltd A Shares (China)	39,604	5,270,943
ZTE Corp H Shares (e)	749,974	2,377,379
		14,637,980
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	453,076	2,226,557
Accelink Technologies Co Ltd A Shares (China) (d)	28,100	671,541
Avary Holding Shenzhen Co Ltd A Shares (China)	68,200	822,816
BOE Technology Group Co Ltd A Shares (China)	1,310,668	1,066,433
BYD Electronic International Co Ltd (e)	463,339	1,387,228
Chaozhou Three-Circle Group Co Ltd A Shares (China)	70,157	1,148,676
Delton Technology Guangzhou Inc A Shares (China)	13,500	283,899
Eoptolink Technology Inc Ltd A Shares (China)	48,440	2,838,348
FIH Mobile Ltd	168,000	413,445
Foxconn Industrial Internet Co Ltd A Shares (China)	390,447	3,276,117
GoerTek Inc A Shares (China)	123,001	421,334
Hgtech Co Ltd A Shares (China)	35,600	500,765
Kingboard Holdings Ltd	353,852	1,768,719
Lens Technology Co Ltd A Shares (China)	165,046	769,231
Lingyi iTech Guangdong Co A Shares (China)	264,700	484,471
Luxshare Precision Industry Co Ltd A Shares (China)	254,419	2,166,907
Maxscend Microelectronics Co Ltd A Shares (China) (d)	23,400	234,789
Q Technology Group Co Ltd (c)	295,000	258,797
Raytron Technology Co Ltd A Shares (China)	19,829	414,730
RoboSense Technology Co Ltd H Shares (d)(e)	147,800	448,918
Shannon Semiconductor Technology Co Ltd A Shares (China)	15,700	337,542
Shengyi Electronics Co Ltd A Shares (China)	25,166	351,765
Shengyi Technology Co Ltd A Shares (China)	81,117	1,267,686
Shennan Circuits Co Ltd A Shares (China)	27,020	1,231,773
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	34,300	368,924
Sunny Optical Technology Group Co Ltd	388,523	2,776,792
SUPCON Technology Co Ltd A Shares (China)	30,850	424,650
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China) (d)	66,300	1,681,591
TCL Technology Group Corp A Shares (China)	814,716	570,163
Unisplendour Corp Ltd A Shares (China)	121,740	627,338
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	64,300	208,584
Victory Giant Technology Huizhou Co Ltd A Shares (China)	35,000	987,146
VSTECS Holdings Ltd	465,433	557,874
Wuhan Guide Infrared Co Ltd A Shares (China) (d)	159,400	297,031
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	64,495	990,004
Zhejiang Dahua Technology Co Ltd A Shares (China)	147,119	363,777
		34,646,361
IT Services - 0.0%
Chinasoft International Ltd (e)	1,596,507	800,045
GDS Holdings Ltd A Shares (d)	658,452	2,679,339
Kingsoft Cloud Holdings Ltd (d)(e)	1,518,991	1,134,010
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	58,100	543,630
Vnet Group Inc Class A ADR (d)(e)	84,814	608,116
		5,765,140
Semiconductors & Semiconductor Equipment - 0.2%
ACM Research Shanghai Inc A Shares (China)	13,124	526,565
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	34,336	1,746,031
Biwin Storage Technology Co Ltd A Shares (China)	16,167	538,676
Cambricon Technologies Corp Ltd A Shares (China)	21,753	3,556,665
China Resources Microelectronics Ltd A Shares (China)	55,291	443,757
CSI Solar Co Ltd A Shares (China)	128,050	199,013
Daqo New Energy Corp ADR (d)	22,779	277,220
Dosilicon Co Ltd A Shares (China) (d)	14,936	225,055
GCL Technology Holdings Ltd (d)(e)	13,415,364	1,043,478
Gigadevice Semiconductor Inc A Shares (China)	22,490	1,256,033
Hangzhou Chang Chuan Technology Co Ltd A Shares (China)	22,100	848,077
Henan Shijia Photons Technology Co Ltd A Shares (China)	16,511	220,135
Hua Hong Grace Semiconductor Ltd (b)(c)(d)	468,232	7,660,177
Hwatsing Technology Co Ltd A Shares (China)	18,062	686,896
Hygon Information Technology Co Ltd A Shares (China)	79,899	3,276,566
Ingenic Semiconductor Co Ltd A Shares (China)	17,700	331,228
JCET Group Co Ltd A Shares (China)	67,975	659,481
Jinko Solar Co Ltd A Shares (China) (d)	372,328	238,896
JinkoSolar Holding Co Ltd ADR	16,896	255,805
LONGi Green Energy Technology Co Ltd A Shares (China) (d)	264,377	508,336
Loongson Technology Corp Ltd (China) (d)	16,809	264,639
Montage Technology Co Ltd A Shares (China)	39,247	1,188,969
National Silicon Industry Group Co Ltd A Shares (China) (d)	131,012	454,964
NAURA Technology Group Co Ltd A Shares (China)	24,034	2,440,329
Nexchip Semiconductor Corp A Shares (China) (d)	82,065	450,733
OmniVision Integrated Circuits Group Inc A Shares (China)	44,573	584,399
Piotech Inc A Shares (China)	10,219	1,004,681
Rockchip Electronics Co Ltd A Shares (China)	15,100	420,496
Sanan Optoelectronics CO Ltd A Shares (China) (d)	200,685	363,806
SG Micro Corp A Shares (China)	26,100	369,288
Shenzhen Techwinsemi Technology Co Ltd A Shares (China)	8,000	457,815
Silergy Corp	195,962	2,441,937
Skyverse Technology Co Ltd A Shares (China) (d)	12,652	648,180
Suzhou Centec Communications Co Ltd A Shares (China) (d)	9,291	467,879
Suzhou Everbright Photonics Co Ltd A Shares (China) (d)	6,433	215,500
Suzhou Maxwell Technologies Co Ltd A Shares (China)	9,400	206,925
TongFu Microelectronics Co Ltd A Shares (China)	54,700	459,444
Tongwei Co Ltd A Shares (China) (d)	162,246	280,600
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	38,000	365,461
United Nova Technology Co Ltd A Shares (China) (d)	413,550	476,085
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (d)	16,992	483,575
Xinyi Solar Holdings Ltd (e)	2,792,914	783,486
Yuanjie Semiconductor Technology Co Ltd A Shares (China)	4,222	680,130
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	44,700	254,727
		40,262,138
Software - 0.0%
360 Security Technology Inc A Shares (China)	262,893	363,733
Beijing Kingsoft Office Software Inc A Shares (China)	17,096	684,775
Empyrean Technology Co Ltd A Shares (China)	29,400	379,695
Horizon Robotics A Shares (d)(e)	2,883,000	1,900,580
Hundsun Technologies Inc A Shares (China)	108,700	369,007
Iflytek Co Ltd A Shares (China)	85,138	531,517
Kingdee International Software Group Co Ltd (d)	1,688,041	1,792,995
Phancy Group Co Ltd H Shares (d)(e)	183,700	685,853
Pony AI Inc A Shares (e)	114,700	911,176
Sangfor Technologies Inc A Shares (China)	19,300	345,201
SenseTime Group Inc Class B Shares (b)(c)(d)(e)	16,306,000	3,014,856
Shanghai Baosight Software Co Ltd B Shares	452,013	403,301
Tuya Inc ADR	186,873	313,947
Weimob Inc (b)(c)(d)(e)	2,460,793	376,537
		12,073,173
Technology Hardware, Storage & Peripherals - 0.2%
Anker Innovations Technology Co Ltd A Shares (China)	21,700	392,213
China Greatwall Technology Group Co Ltd A Shares (China) (d)	124,300	252,655
Huaqin Co Ltd A Shares (China)	44,800	538,654
IEIT Systems Co Ltd A Shares (China)	54,685	579,214
Legend Holdings Corp H Shares (b)(c)	348,005	583,972
Lenovo Group Ltd	4,354,622	13,317,273
Sharetronic Data Technology Co Ltd A Shares (China)	15,960	508,744
Shenzhen Longsys Electronics Co Ltd (China)	14,300	734,495
Shenzhen Transsion Holdings Co Ltd A Shares (China)	45,757	435,679
Xiaomi Corp B Shares (b)(c)(d)	10,005,417	36,714,724
		54,057,623
TOTAL INFORMATION TECHNOLOGY		161,442,415
Materials - 0.3%
Chemicals - 0.1%
Canmax Technologies Co Ltd A Shares (China) (d)	31,200	250,141
China BlueChemical Ltd H Shares	1,308,073	353,605
China XLX Fertiliser Ltd	375,000	438,482
Dongyue Group Ltd	772,461	1,168,187
Fufeng Group Ltd	748,722	494,540
Ganfeng Lithium Group Co Ltd A Shares (China)	176,100	1,295,986
Ganfeng Lithium Group Co Ltd H Shares (b)(c)	120,902	567,634
Global New Material International Holdings Ltd (d)(e)	417,000	392,413
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	71,000	375,164
Hengli Petrochemical Co Ltd A Shares (China)	246,020	608,302
Hubei Feilihua Quartz Glass Co Ltd A Shares (China) (d)	20,300	218,835
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	386,200	270,825
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (d)	275,912	480,527
Jinan Acetate Chemical Co Ltd (d)	336,800	496,911
LB Group Co Ltd A Shares (China)	117,841	285,417
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	271,454	934,214
Qinghai Salt Lake Industry Co Ltd A Shares (China) (d)	185,382	748,006
Rongsheng Petrochemical Co Ltd A Shares (China)	372,705	682,310
Satellite Chemical Co Ltd A Shares (China)	147,428	552,473
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	130,595	416,486
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	102,300	360,580
Sinofert Holdings Ltd	2,152,000	356,728
Sinoma Science & Technology Co Ltd A Shares (China)	56,000	357,057
Tianqi Lithium Corp A Shares (China) (d)	53,800	361,598
Wanhua Chemical Group Co Ltd A Shares (China)	104,905	1,155,795
Yunnan Energy New Material Group Co Ltd A Shares (China) (d)	33,600	261,748
Zangge Mining Co Ltd A Shares (China)	58,698	698,972
Zhejiang Juhua Co Ltd A Shares (China)	101,494	592,783
Zhejiang NHU Co Ltd A Shares (China)	139,205	618,487
		15,794,206
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	886,206	2,089,405
China Jushi Co Ltd A Shares (China)	151,509	846,434
China National Building Material Co Ltd H Shares	2,122,146	1,009,334
China Resources Building Materials Technology Holdings Ltd (e)	1,617,374	230,982
West China Cement Ltd (e)	1,110,000	253,354
		4,429,509
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	2,795,763	3,015,933
Baoshan Iron & Steel Co Ltd A Shares (China)	750,590	681,380
Chifeng Jilong Gold Mining Co A Shares (China)	78,000	459,138
China Gold International Resources Corp Ltd	137,600	3,086,280
China Hongqiao Group Ltd	1,906,087	5,964,421
China Nonferrous Mining Corp Ltd	880,823	1,656,653
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	117,149	689,596
China Tungsten And Hightech Materials Co Ltd A Shares (China)	74,100	542,937
CMOC Group Ltd H Shares	3,065,590	6,602,292
Dazhong Mining Co Ltd A Shares (China)	58,500	224,121
Guangdong HEC Technology Holding Co Ltd A Shares (China) (d)	110,400	464,244
Guocheng Mining Co Ltd A Shares (China)	46,300	190,970
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	110,200	425,846
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (d)	1,432,498	473,240
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China)	61,200	289,170
Jiangxi Copper Co Ltd H Shares	712,099	3,194,385
Jinduicheng Molybdenum Co Ltd A Shares (China)	139,700	433,322
Lingbao Gold Group Co Ltd H Shares (e)	412,200	1,014,417
MMG Ltd (d)	2,796,021	2,991,255
Shandong Gold Mining Co Ltd A Shares (China)	419,848	1,757,823
Shandong Gold Mining Co Ltd H Shares (b)(c)	80,250	206,294
Shandong Hongqiao Aluminum Industry Holding Co Ltd A Shares (China)	109,400	336,255
Shandong Nanshan Aluminum Co Ltd A Shares (China)	521,528	364,989
Shanjin International Gold Co Ltd A Shares (China)	102,600	355,096
Shougang Fushan Resources Group Ltd	1,413,564	430,789
Silvercorp Metals Inc	126,384	1,174,722
Tiangong International Co Ltd	888,000	332,898
Tianshan Aluminum Group Co Ltd A Shares (China)	198,200	387,971
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	503,395	464,574
Western Mining Co Ltd A Shares (China)	108,258	615,877
Xiamen Tungsten Co Ltd A Shares (China)	54,900	381,825
Yunnan Aluminium Co Ltd A Shares (China)	123,936	489,620
Yunnan Tin Co Ltd A Shares (China)	71,100	358,423
Zhaojin Mining Industry Co Ltd H Shares	966,201	2,611,887
Zhongjin Gold Corp Ltd A Shares (China) (d)	172,699	589,966
Zijin Mining Group Co Ltd A Shares (China)	386,000	1,887,533
Zijin Mining Group Co Ltd H Shares	3,887,717	16,478,083
		61,624,225
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd	869,360	444,523
Nine Dragons Paper Holdings Ltd (d)	1,049,508	1,010,378
		1,454,901
TOTAL MATERIALS		83,302,841
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
C&D International Investment Group Ltd (e)	553,090	1,083,979
China Jinmao Holdings Group Ltd (e)	3,511,159	617,847
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	346,319	356,668
China Overseas Grand Oceans Group Ltd	1,216,217	379,952
China Overseas Land & Investment Ltd	2,236,270	3,852,393
China Overseas Property Holdings Ltd (e)	1,067,121	468,083
China Resources Land Ltd	1,684,192	7,129,855
China Resources Mixc Lifestyle Services Ltd (b)(c)	409,033	2,082,092
Country Garden Holdings Co Ltd (d)(e)	12,812,000	277,726
Country Garden Services Holdings Co Ltd	1,543,743	1,102,336
Evergrande Property Services Group Ltd (b)(c)(d)	3,128,000	430,766
Greater Bay Area AI Computing Tech Co Ltd (d)(e)	218,000	256,015
Greentown China Holdings Ltd (d)(e)	608,975	553,656
Greentown Service Group Co Ltd (c)	1,030,741	569,100
Hopson Development Holdings Ltd (d)(e)(g)	781,033	262,920
KE Holdings Inc A Shares	1,177,423	6,604,049
Longfor Group Holdings Ltd (b)(c)(e)	1,283,300	1,122,544
Onewo Inc H Shares (e)	223,300	481,201
Poly Developments and Holdings Group Co Ltd A Shares (China)	521,481	407,808
Poly Property Group Co Ltd	1,528,521	296,255
Poly Property Services Co Ltd H Shares (c)	125,465	449,552
Seazen Group Ltd (d)(e)	1,799,891	330,491
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	66,000	314,034
Shoucheng Holdings Ltd (e)	2,322,000	521,106
Sunac China Holdings Ltd (d)(e)	5,151,567	361,288
Yuexiu Property Co Ltd (e)	1,178,788	544,121
TOTAL REAL ESTATE		30,855,837
Utilities - 0.1%
Gas Utilities - 0.0%
Beijing Enterprises Holdings Ltd	298,470	1,204,171
China Gas Holdings Ltd	1,648,489	1,284,335
China Resources Gas Group Ltd	555,847	1,185,775
ENN Energy Holdings Ltd	435,859	2,608,796
ENN Natural Gas Co Ltd A Shares (China)	114,865	302,787
Kunlun Energy Co Ltd	2,274,575	2,099,858
Towngas Smart Energy Co Ltd (e)	899,067	401,246
		9,086,968
Independent Power and Renewable Electricity Producers - 0.1%
CGN New Energy Holdings Co Ltd (b)(c)(e)	905,501	269,027
CGN Power Co Ltd H Shares (b)(c)	6,165,524	2,272,055
China Datang Corp Renewable Power Co Ltd H Shares	1,804,308	294,491
China Longyuan Power Group Corp Ltd H Shares	1,492,145	1,097,837
China National Nuclear Power Co Ltd A Shares (China)	702,058	941,658
China Power International Development Ltd (e)	2,205,552	798,705
China Resources Power Holdings Co Ltd (e)	1,235,684	3,047,298
China Three Gorges Renewables Group Co Ltd A Shares (China)	1,654,239	955,653
China Yangtze Power Co Ltd A Shares (China)	889,781	3,833,657
Datang International Power Generation Co Ltd A Shares (China)	386,400	338,286
GD Power Development Co Ltd A Shares (China)	645,511	485,844
Huadian Power International Corp Ltd A Shares (China)	484,252	345,036
Huaneng Power International Inc H Shares (e)	2,725,185	2,095,387
SDIC Power Holdings Co Ltd A Shares (China)	269,131	608,067
Shanghai Electric Power Co Ltd A Shares (China)	103,500	221,771
Sichuan Chuantou Energy Co Ltd A Shares (China)	192,902	447,667
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	402,651	302,320
		18,354,759
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd (e)	2,452,921	722,514
China Water Affairs Group Ltd (e)	589,697	351,905
Guangdong Investment Ltd	1,599,205	1,727,185
		2,801,604
TOTAL UTILITIES		30,243,331
TOTAL CHINA		1,633,876,193
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Parex Resources Inc	55,539	961,933
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	131,419	3,724,695
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	355,519	1,241,774
Grupo Argos SA/Colombia	200,472	1,073,837
		2,315,611
Metals & Mining - 0.0%
Aris Mining Corp (d)	109,071	1,457,288
TOTAL MATERIALS		3,772,899
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	260,617	2,469,857
TOTAL COLOMBIA		10,929,384
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (d)	486,098	1,282,761
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (d)(e)	458,810	3,295,800
TOTAL CONGO DEMOCRATIC REPUBLIC OF		4,578,561
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	126,705	6,014,402
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	43,523	2,175,891
Moneta Money Bank AS (b)(c)	169,810	1,553,981
TOTAL FINANCIALS		3,729,872
Industrials - 0.0%
Aerospace & Defense - 0.0%
Colt CZ Group SE (e)	8,787	380,306
CSG NV (e)	86,400	1,645,923
TOTAL INDUSTRIALS		2,026,229
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	72,627	4,678,697
TOTAL CZECH REPUBLIC		10,434,798
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
GN Store Nord AS (d)	78,464	1,182,649
Specialty Retail - 0.0%
Matas A/S	22,281	311,081
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	44,461	5,569,629
TOTAL CONSUMER DISCRETIONARY		7,063,359
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	55,142	8,134,338
Royal Unibrew A/S	28,967	2,178,111
		10,312,449
Food Products - 0.0%
Schouw & Co A/S	7,614	729,450
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (b)(c)	37,580	417,427
TOTAL CONSUMER STAPLES		11,459,326
Financials - 0.1%
Banks - 0.1%
AL Sydbank	39,915	3,842,481
Danske Bank A/S	362,235	20,855,616
Jyske Bank A/S	23,685	3,763,584
Ringkjoebing Landbobank A/S	14,151	3,802,999
		32,264,680
Insurance - 0.0%
Alm Brand A/S	456,381	1,199,039
Tryg A/S	179,448	4,282,722
		5,481,761
TOTAL FINANCIALS		37,746,441
Health Care - 0.6%
Biotechnology - 0.1%
Bavarian Nordic A/S (d)	46,621	1,279,524
Genmab A/S (d)	35,857	10,321,022
Zealand Pharma A/S (d)	37,150	1,742,302
		13,342,848
Health Care Equipment & Supplies - 0.0%
Ambu AS Series B	120,592	1,346,009
Coloplast AS Series B	75,092	4,965,816
Demant A/S (d)	49,216	2,133,554
		8,445,379
Life Sciences Tools & Services - 0.0%
Chemometec A/S	10,486	699,822
Pharmaceuticals - 0.5%
ALK-Abello A/S Series B	76,458	2,618,586
H Lundbeck A/S Series B	162,135	1,038,044
Novo Nordisk A/S Series B	1,881,106	88,979,285
		92,635,915
TOTAL HEALTH CARE		115,123,964
Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	112,288	24,267,797
Building Products - 0.0%
ROCKWOOL A/S Series B	56,194	1,801,468
Commercial Services & Supplies - 0.0%
ISS A/S	76,377	3,386,416
Construction & Engineering - 0.0%
Cadeler A/S (d)(e)	140,368	799,813
Per Aarsleff Holding A/S Series B	11,221	1,251,586
		2,051,399
Electrical Equipment - 0.1%
NKT A/S (d)	31,329	4,272,576
Vestas Wind Systems A/S	561,289	15,108,477
		19,381,053
Machinery - 0.0%
FLSmidth & Co A/S	23,096	1,728,815
Marine Transportation - 0.0%
D/S Norden A/S	12,103	628,490
Dfds A/S (d)	19,608	376,611
		1,005,101
TOTAL INDUSTRIALS		53,622,049
Information Technology - 0.0%
IT Services - 0.0%
Netcompany Group A/S (b)(c)(d)	22,243	1,108,375
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	206,934	13,472,099
Construction Materials - 0.0%
Cementir Holding NV (e)	34,739	604,094
TOTAL MATERIALS		14,076,193
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	271,789	6,079,822
TOTAL DENMARK		246,279,529
EGYPT - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Egypt Co	351,032	710,986
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	975,799	694,410
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,373,163	3,785,259
Capital Markets - 0.0%
EFG Holding S.A.E.	801,655	410,622
Financial Services - 0.0%
Fawry for Banking & Payment Technology Services SAE (d)	1,531,725	562,082
TOTAL FINANCIALS		4,757,963
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	469,523	893,149
TOTAL EGYPT		7,056,508
FAROE ISLANDS - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Bakkafrost	31,113	1,485,808
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	82,341	3,321,404
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Nokian Renkaat Oyj (e)	69,497	1,220,540
Broadline Retail - 0.0%
Puuilo Oyj	53,527	1,056,726
Leisure Products - 0.0%
Harvia Oyj (c)(e)	10,927	519,769
TOTAL CONSUMER DISCRETIONARY		2,797,035
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	157,607	3,922,047
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	248,797	8,767,672
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	1,776,845	35,862,340
Insurance - 0.1%
Mandatum Holding Oy	254,338	1,743,608
Sampo Oyj A Shares	1,335,378	14,784,979
Sampo Oyj Series A (Denmark)	52,385	578,967
		17,107,554
TOTAL FINANCIALS		52,969,894
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	63,668	5,954,261
Industrials - 0.2%
Machinery - 0.2%
Hiab Oyj B Shares	23,253	1,576,675
Kalmar Oyj B Shares	23,500	1,044,396
Kone Oyj B Shares	190,462	11,003,526
Konecranes Oyj A Shares	106,600	3,323,913
Metso Oyj	372,943	6,928,254
Valmet Oyj	81,940	2,468,056
Wartsila OYJ Abp	286,346	9,688,065
TOTAL INDUSTRIALS		36,032,885
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,938,254	27,158,083
IT Services - 0.0%
Tieto Oyj	62,076	1,327,148
Software - 0.0%
Bittium Oyj (e)	16,970	556,737
QT Group Oyj (d)(e)	14,503	419,106
		975,843
TOTAL INFORMATION TECHNOLOGY		29,461,074
Materials - 0.1%
Chemicals - 0.0%
Kemira Oyj	72,689	1,425,801
Containers & Packaging - 0.0%
Huhtamaki Oyj	57,964	2,065,393
Metsa Board Oyj B Shares (d)(e)	109,425	370,727
		2,436,120
Metals & Mining - 0.0%
Outokumpu Oyj A Shares	232,233	1,389,879
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	323,838	3,711,185
UPM-Kymmene Oyj	301,309	8,197,348
		11,908,533
TOTAL MATERIALS		17,160,333
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lumo Kodit Oyj	100,815	915,506
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	260,519	5,925,735
TOTAL FINLAND		167,227,846
FRANCE - 4.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	1,088,439	20,797,561
Entertainment - 0.0%
Ubisoft Entertainment SA (d)(e)	56,505	373,818
Vivendi SE	406,698	748,498
		1,122,316
Media - 0.1%
Canal+ SA	372,593	1,320,687
Eutelsat Communications SACA (d)(e)	159,934	378,630
IPSOS SA	21,332	879,168
JCDecaux SE	42,448	1,108,203
Louis Hachette Group	541,193	1,098,375
Publicis Groupe SA	135,210	14,431,038
		19,216,101
TOTAL COMMUNICATION SERVICES		41,135,978
Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	359,905	14,547,533
Forvia SE (d)	98,334	1,006,711
Opmobility	36,524	539,106
Valeo SE	128,783	2,209,771
		18,303,121
Automobiles - 0.0%
Renault SA	107,714	3,401,208
Trigano SA (e)	5,420	943,136
		4,344,344
Hotels, Restaurants & Leisure - 0.0%
Accor SA	109,124	5,650,052
FDJ UNITED (e)	63,842	1,614,473
Sodexo SA (e)	44,982	2,957,871
		10,222,396
Household Durables - 0.0%
SEB SA	16,865	1,132,838
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA	15,106	26,765,931
Kering SA	41,945	13,844,934
LVMH Moet Hennessy Louis Vuitton SE	145,052	79,653,170
		120,264,035
TOTAL CONSUMER DISCRETIONARY		154,266,734
Consumer Staples - 0.4%
Beverages - 0.0%
Pernod Ricard SA	115,216	8,979,166
Remy Cointreau SA (e)	14,677	820,514
Remy Cointreau SA rights (d)(e)(f)	14,677	4,231
		9,803,911
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	349,113	6,406,916
Food Products - 0.1%
Danone SA	368,271	28,646,375
Personal Care Products - 0.3%
Interparfums SA	18,923	536,798
L'Oreal SA	139,813	62,272,062
		62,808,860
TOTAL CONSUMER STAPLES		107,666,062
Energy - 0.4%
Energy Equipment & Services - 0.0%
Technip Energies NV	78,050	2,691,100
Vallourec SACA (d)	106,324	2,563,588
Viridien (d)	4,346	465,577
		5,720,265
Oil, Gas & Consumable Fuels - 0.4%
Bollore SE	354,424	1,582,502
Etablissements Maurel et Prom SA	39,713	371,855
Gaztransport Et Technigaz SA	21,685	4,893,686
TotalEnergies SE	1,148,064	101,171,674
		108,019,717
TOTAL ENERGY		113,739,982
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	577,591	73,393,757
Credit Agricole SA	524,692	11,724,484
Societe Generale SA Series A	373,501	35,107,846
		120,226,087
Capital Markets - 0.0%
Amundi SA (b)(c)	36,307	3,950,191
Tikehau Capital SCA (e)	30,451	557,619
		4,507,810
Financial Services - 0.0%
Edenred SE	130,487	4,291,435
Eurazeo SE	22,288	1,218,247
Peugeot Invest SA (e)	3,741	244,169
Wendel SE	14,405	1,392,843
Worldline SA/France (b)(c)(d)(e)	27,222	382,594
		7,529,288
Insurance - 0.2%
AXA SA	907,497	47,035,238
Coface SA	67,980	1,238,580
SCOR SE	93,965	3,716,602
		51,990,420
TOTAL FINANCIALS		184,253,605
Health Care - 0.2%
Biotechnology - 0.0%
Abivax SA (d)	35,198	4,368,302
DBV Technologies SA (d)	108,080	292,886
Nanobiotix SA (d)(e)	18,349	713,487
		5,374,675
Health Care Equipment & Supplies - 0.2%
BioMerieux	22,461	1,789,752
EssilorLuxottica SA	175,652	33,254,783
		35,044,535
Health Care Providers & Services - 0.0%
Emeis SA (d)	43,818	735,698
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	17,241	3,314,239
Pharmaceuticals - 0.0%
Ipsen SA	20,350	3,923,616
Medincell SA (d)(e)	14,839	443,874
Virbac SACA	2,624	1,021,230
		5,388,720
TOTAL HEALTH CARE		49,857,867
Industrials - 1.3%
Aerospace & Defense - 0.8%
Airbus SE	346,674	81,384,743
Dassault Aviation SA	9,903	3,405,338
Exail Technologies SA (d)(e)	5,791	832,065
Exosens SAS	19,545	1,289,192
LISI SA	12,630	921,919
Safran SA	201,465	79,171,987
Thales SA	54,134	15,350,215
		182,355,459
Air Freight & Logistics - 0.0%
ID Logistics Group SACA (d)	2,184	905,393
Building Products - 0.1%
Cie de Saint-Gobain SA	260,536	24,487,027
Commercial Services & Supplies - 0.0%
Derichebourg SA	61,283	657,217
Elis SA	90,732	2,592,672
Elis SA (United Kingdom)	1,901	54,321
Societe BIC SA	12,016	940,839
SPIE SA	91,718	4,920,170
		9,165,219
Construction & Engineering - 0.3%
Bouygues SA	130,664	7,360,279
Eiffage SA	41,618	5,914,989
Vinci SA	270,984	38,261,010
		51,536,278
Electrical Equipment - 0.1%
Legrand SA	149,696	22,758,172
Mersen SA	13,484	579,048
Nexans SA	22,718	3,452,799
		26,790,019
Ground Transportation - 0.0%
Ayvens SA (b)(c)	196,402	2,633,974
Machinery - 0.0%
Alstom SA (d)(e)	202,007	3,742,370
Passenger Airlines - 0.0%
Air France-KLM (d)	77,016	1,066,620
Professional Services - 0.0%
Bureau Veritas SA	186,499	5,948,596
Teleperformance SE	26,203	2,084,903
		8,033,499
Trading Companies & Distributors - 0.0%
Rexel SA	130,319	5,385,940
Transportation Infrastructure - 0.0%
Aeroports de Paris SA (e)	18,851	2,606,390
Getlink SE Series A	142,992	3,047,190
		5,653,580
TOTAL INDUSTRIALS		321,755,378
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Vusion/France (e)	4,870	729,498
IT Services - 0.1%
Alten SA	17,764	1,538,390
Capgemini SE	90,587	10,767,237
Sopra Steria Group (e)	8,579	1,810,396
		14,116,023
Semiconductors & Semiconductor Equipment - 0.0%
SOITEC (d)	15,082	1,808,748
Software - 0.0%
Dassault Systemes SE	397,539	9,248,750
Planisware SA (e)	22,637	602,999
		9,851,749
Technology Hardware, Storage & Peripherals - 0.0%
2CRSI SACA (d)(e)	5,952	176,805
TOTAL INFORMATION TECHNOLOGY		26,682,823
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	371,726	73,233,195
Arkema SA	33,817	2,296,869
Robertet SA (e)	706	648,042
		76,178,106
Construction Materials - 0.0%
Imerys SA	22,652	614,892
Vicat SACA	9,663	729,859
		1,344,751
Metals & Mining - 0.0%
Eramet SA (d)(e)	5,004	248,818
TOTAL MATERIALS		77,771,675
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	31,688	1,933,020
ICADE (e)	26,172	583,987
		2,517,007
Industrial REITs - 0.0%
ARGAN SA	9,496	830,034
Office REITs - 0.0%
Gecina SA	26,283	2,271,603
Residential REITs - 0.0%
Altarea SCA (e)	3,799	441,586
Retail REITs - 0.1%
Carmila SA	44,046	858,379
Klepierre SA	124,797	5,661,406
Mercialys SA	61,391	849,516
Unibail-Rodamco-Westfield unit	61,880	7,513,884
		14,883,185
TOTAL REAL ESTATE		20,943,415
Utilities - 0.2%
Gas Utilities - 0.0%
Rubis SCA	42,673	1,647,496
Multi-Utilities - 0.2%
Engie SA	1,034,923	32,259,717
Veolia Environnement SA	344,071	13,691,744
		45,951,461
TOTAL UTILITIES		47,598,957
TOTAL FRANCE		1,145,672,476
GEORGIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Lion Finance Group PLC	20,831	3,259,505
TBC Bank Group PLC	25,125	1,629,450
		4,888,955
Capital Markets - 0.0%
Georgia Capital PLC (d)	16,784	894,646
TOTAL GEORGIA		5,783,601
GERMANY - 4.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	2,004,430	61,858,727
United Internet AG	46,872	1,277,753
		63,136,480
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	35,011	2,361,817
Interactive Media & Services - 0.0%
Scout24 SE (b)(c)	40,583	3,479,453
Media - 0.0%
Stroeer SE & Co KGaA	20,776	949,688
Wireless Telecommunication Services - 0.0%
Freenet AG	70,876	1,987,690
TOTAL COMMUNICATION SERVICES		71,915,128
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Aumovio SE	33,290	1,529,776
Continental AG	64,161	5,335,840
SAF-Holland SE	29,531	733,857
Schaeffler AG Class Registered (e)	115,458	943,965
		8,543,438
Automobiles - 0.2%
Bayerische Motoren Werke AG	189,031	12,926,279
Mercedes-Benz Group AG	420,451	22,733,444
Volkswagen AG	16,881	1,482,185
		37,141,908
Hotels, Restaurants & Leisure - 0.0%
TUI AG (e)	262,439	2,273,368
Specialty Retail - 0.0%
Auto1 Group SE (d)(e)	79,990	2,082,790
CECONOMY AG	84,803	416,588
Fielmann Group AG	17,234	807,853
Hornbach Holding AG & Co KGaA	8,193	786,998
Zalando SE (b)(c)(d)	123,585	4,027,390
		8,121,619
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	94,945	17,567,022
HUGO BOSS AG (e)	28,260	1,235,086
Puma SE (d)	59,287	1,880,087
		20,682,195
TOTAL CONSUMER DISCRETIONARY		76,762,528
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
HelloFresh SE (d)(e)	96,440	379,448
Food Products - 0.0%
KWS Saat SE & Co KGaA (e)	6,902	572,255
Suedzucker AG (d)(e)	35,127	458,536
		1,030,791
Household Products - 0.0%
Henkel AG & Co KGaA	52,195	4,276,873
Personal Care Products - 0.0%
Beiersdorf AG (e)	53,477	4,967,536
TOTAL CONSUMER STAPLES		10,654,648
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Friedrich Vorwerk Group SE	4,969	375,888
Verbio SE (d)	12,217	404,045
TOTAL ENERGY		779,933
Financials - 1.0%
Banks - 0.0%
Commerzbank AG	379,245	16,474,084
Capital Markets - 0.3%
Deutsche Bank AG	1,058,931	38,922,763
Deutsche Boerse AG	106,011	31,932,340
flatexDEGIRO SE	48,121	2,014,313
		72,869,416
Financial Services - 0.0%
Deutsche Pfandbriefbank AG (b)(c)(d)(e)	89,072	351,074
GRENKE AG (e)	26,586	360,534
		711,608
Insurance - 0.7%
Allianz SE	221,065	110,113,014
Hannover Rueck SE	35,245	10,185,079
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	76,221	45,785,966
Talanx AG	35,985	4,784,501
		170,868,560
TOTAL FINANCIALS		260,923,668
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Carl Zeiss Meditec Ag (e)	22,121	778,019
Eckert & Ziegler SE	30,573	479,824
Siemens Healthineers AG (b)(c)	196,140	8,352,543
		9,610,386
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	110,621	5,677,279
Fresenius SE & Co KGaA	247,244	12,707,663
		18,384,942
Life Sciences Tools & Services - 0.0%
Evotec SE (d)(e)	80,033	314,709
Gerresheimer AG (d)(e)	18,651	592,314
Schott Pharma AG & Co KGaA	22,925	580,269
		1,487,292
Pharmaceuticals - 0.2%
Bayer AG	574,483	31,881,384
Dermapharm Holding SE (e)	7,127	336,959
Merck KGaA	75,563	12,488,164
		44,706,507
TOTAL HEALTH CARE		74,189,127
Industrials - 1.5%
Aerospace & Defense - 0.2%
Hensoldt AG (e)	35,483	3,259,430
Montana Aerospace Ag (b)(c)(d)	19,513	584,098
MTU Aero Engines AG	31,660	13,208,858
Rheinmetall AG	27,227	35,992,710
Tkms AG& Co KGaA (e)	14,777	1,395,584
		54,440,680
Air Freight & Logistics - 0.1%
Deutsche Post AG	534,290	35,691,533
Commercial Services & Supplies - 0.0%
Bilfinger SE	21,490	2,044,448
Cewe Stiftung & Co KGAA (e)	4,566	504,941
		2,549,389
Construction & Engineering - 0.0%
HOCHTIEF AG	8,559	4,374,300
Electrical Equipment - 0.4%
2G Energy AG (d)	7,060	467,307
Nordex SE (d)	77,341	3,428,301
Pfisterer Holding SE	4,817	423,270
Siemens Energy AG	452,813	77,359,960
SMA Solar Technology AG (d)	8,817	537,343
		82,216,181
Ground Transportation - 0.0%
Sixt SE (e)	18,375	1,513,963
Industrial Conglomerates - 0.7%
Siemens AG	433,543	142,048,880
Machinery - 0.1%
Daimler Truck Holding AG	268,143	15,132,693
Deutz AG (e)	90,219	1,017,993
Duerr AG	33,527	689,724
Gea Group Ag	87,260	6,203,462
JOST Werke SE (b)(c)	12,028	803,078
KION Group AG	43,096	1,934,671
Knorr-Bremse AG	37,992	4,508,098
Krones AG	9,067	1,164,755
Rational AG	3,010	2,339,442
RENK Group AG	46,677	2,575,554
Vossloh AG (e)	6,095	409,055
Wacker Neuson SE	16,347	409,057
		37,187,582
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	347,431	3,645,605
Trading Companies & Distributors - 0.0%
Brenntag SE (e)	68,408	4,823,010
Transportation Infrastructure - 0.0%
Fraport AG Frankfurt Airport Services Worldwide	21,678	1,691,114
TOTAL INDUSTRIALS		370,182,237
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	30,024	1,290,715
Softwareone Holding AG	99,303	1,079,687
		2,370,402
IT Services - 0.0%
Bechtle AG (e)	48,757	2,029,692
CANCOM SE (e)	16,160	445,374
IONOS Group SE (d)(e)	30,034	1,088,191
		3,563,257
Semiconductors & Semiconductor Equipment - 0.2%
AIXTRON SE	65,519	2,740,316
Elmos Semiconductor SE	5,641	949,718
Infineon Technologies AG	762,983	54,754,399
PVA TePla AG (d)(e)	12,114	460,427
Siltronic AG (d)	9,429	827,439
SUSS MicroTec SE	12,086	1,036,911
		60,769,210
Software - 0.5%
Atoss Software SE	6,525	633,546
Nemetschek SE	34,196	2,289,092
SAP SE	610,671	111,933,049
TeamViewer SE (b)(c)(d)	128,827	889,856
		115,745,543
TOTAL INFORMATION TECHNOLOGY		182,448,412
Materials - 0.3%
Chemicals - 0.2%
Alzchem Group AG	3,775	669,948
BASF SE	521,061	30,249,484
Evonik Industries AG	150,994	3,054,043
K+S AG (e)	99,139	1,664,530
LANXESS AG	51,435	981,025
Symrise AG	77,136	7,925,390
Wacker Chemie AG (d)	10,919	1,114,325
		45,658,745
Construction Materials - 0.1%
Heidelberg Materials AG	77,438	14,416,248
Metals & Mining - 0.0%
Aurubis AG (e)	14,343	3,003,597
Salzgitter AG	16,832	1,000,575
thyssenkrupp AG	290,183	4,033,899
		8,038,071
TOTAL MATERIALS		68,113,064
Real Estate - 0.1%
Diversified REITs - 0.0%
Sirius Real Estate Ltd	932,702	1,243,850
Real Estate Management & Development - 0.1%
Aroundtown SA	410,115	1,025,299
LEG Immobilien SE	43,893	2,634,522
TAG Immobilien AG (e)	114,988	1,831,184
Vonovia SE	423,610	10,277,056
		15,768,061
TOTAL REAL ESTATE		17,011,911
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	375,323	24,747,717
Multi-Utilities - 0.1%
E.ON SE	1,308,893	28,197,842
TOTAL UTILITIES		52,945,559
TOTAL GERMANY		1,185,926,215
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	41,734	451,562
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	83,191	1,920,553
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	97,789	1,511,501
Ballys Intralot SA	386,826	488,445
		1,999,946
Specialty Retail - 0.0%
FF Group (d)(g)	881	0
JUMBO SA	69,160	1,929,995
		1,929,995
TOTAL CONSUMER DISCRETIONARY		3,929,941
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HELLENiQ ENERGY Holdings S.A.	57,131	856,448
Motor Oil Hellas Corinth Refineries SA	36,809	2,156,272
TOTAL ENERGY		3,012,720
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	952,135	4,683,874
CrediaBank SA (d)	628,478	724,729
Eurobank SA	1,463,615	7,510,566
National Bank of Greece SA	488,902	9,076,815
Optima bank SA	112,919	1,356,815
Piraeus Bank SA	637,224	7,348,149
TOTAL FINANCIALS		30,700,948
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	43,488	2,267,701
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (e)	58,641	3,125,483
Passenger Airlines - 0.0%
Aegean Airlines SA	29,712	416,288
Transportation Infrastructure - 0.0%
Athens International Airport SA	38,066	463,540
TOTAL INDUSTRIALS		6,273,012
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LAMDA Development SA (d)	50,632	368,709
Utilities - 0.0%
Electric Utilities - 0.0%
Holding Co ADMIE IPTO SA	122,500	635,674
Public Power Corp SA	156,122	4,014,715
TOTAL UTILITIES		4,650,389
TOTAL GREECE		50,856,272
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (e)	53,808	5,137,588
HONG KONG - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	2,079,622	3,518,895
PCCW Ltd	2,605,545	1,953,561
		5,472,456
Entertainment - 0.0%
Damai Entertainment Holdings Ltd (d)(e)	7,075,050	469,120
SMI Holdings Group Ltd (d)(g)	7,200	0
		469,120
TOTAL COMMUNICATION SERVICES		5,941,576
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	226,929	537,923
Hotels, Restaurants & Leisure - 0.0%
Melco International Development Ltd (d)(e)	566,000	265,592
Melco Resorts & Entertainment Ltd ADR (d)	94,380	540,798
		806,390
Household Durables - 0.0%
Man Wah Holdings Ltd (e)	1,308,707	525,659
Skyworth Group Ltd (d)	392,000	217,433
		743,092
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	188,685	592,829
Textiles, Apparel & Luxury Goods - 0.0%
Chow Sang Sang Holdings International Ltd	247,000	366,292
Stella International Holdings Ltd (e)	475,743	883,252
Yue Yuen Industrial Holdings Ltd (e)	502,119	907,892
		2,157,436
TOTAL CONSUMER DISCRETIONARY		4,837,670
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
DFI Retail Group Holdings Ltd	190,600	753,584
Food Products - 0.0%
Vitasoy International Holdings Ltd	550,225	454,639
WH Group Ltd (b)(c)	4,447,066	4,791,608
		5,246,247
TOTAL CONSUMER STAPLES		5,999,831
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Brightoil Petroleum Holdings Ltd (d)(g)	26,000	0
Financials - 0.6%
Banks - 0.0%
Bank of East Asia Ltd/The	603,246	1,283,044
Dah Sing Financial Holdings Ltd	129,908	825,922
		2,108,966
Capital Markets - 0.2%
Bright Smart Securities & Commodities Group Ltd (d)(e)	482,000	393,348
Futu Holdings Ltd Class A ADR	28,430	2,988,562
Guotai Junan International Holdings Ltd (e)(g)	1,585,000	420,382
Hong Kong Exchanges & Clearing Ltd	699,920	36,467,828
		40,270,120
Insurance - 0.4%
AIA Group Ltd	6,135,016	61,846,473
Prudential PLC	1,474,068	22,153,105
		83,999,578
TOTAL FINANCIALS		126,378,664
Health Care - 0.0%
Pharmaceuticals - 0.0%
Grand Pharmaceutical Group Ltd	775,039	509,946
SSY Group Ltd (e)	1,578,300	478,980
United Laboratories International Holdings Ltd/The (e)	719,961	818,889
TOTAL HEALTH CARE		1,807,815
Industrials - 0.1%
Construction & Engineering - 0.0%
Envision Greenwise Holdings Ltd (c)(d)(e)	1,193,000	730,185
Electrical Equipment - 0.0%
Time Interconnect Technology Ltd (e)	401,000	674,435
Ground Transportation - 0.0%
MTR Corp Ltd (e)	885,608	3,740,097
Industrial Conglomerates - 0.0%
CTF Services Ltd	794,933	831,180
Swire Pacific Ltd A Shares	201,158	2,552,181
		3,383,361
Machinery - 0.1%
Techtronic Industries Co Ltd	804,254	13,536,868
Marine Transportation - 0.0%
Orient Overseas International Ltd (e)	81,745	1,595,833
Pacific Basin Shipping Ltd	2,556,102	1,069,062
		2,664,895
Trading Companies & Distributors - 0.0%
Realord Technology Co Ltd (d)(e)	294,000	263,169
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	2,998,946	573,587
TOTAL INDUSTRIALS		25,566,597
Information Technology - 0.0%
Communications Equipment - 0.0%
VTech Holdings Ltd (e)	103,273	680,155
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (e)	171,314	449,999
Kingboard Laminates Holdings Ltd	591,199	2,217,826
MH Development Ltd (d)(g)	74,000	0
Wasion Holdings Ltd	281,880	636,192
		3,304,017
IT Services - 0.0%
SUNeVision Holdings Ltd (e)	402,000	247,585
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	185,798	3,584,520
TOTAL INFORMATION TECHNOLOGY		7,816,277
Materials - 0.0%
Metals & Mining - 0.0%
Jiaxin International Resources Investment Ltd (e)	52,800	371,640
Tongguan Gold Group Ltd	1,458,000	381,121
Zijin Gold International Co Ltd	202,700	3,055,078
TOTAL MATERIALS		3,807,839
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Art Group Holdings Ltd (d)(e)	990,000	345,889
CK Asset Holdings Ltd	1,012,035	6,173,589
Hang Lung Group Ltd	531,000	935,737
Hang Lung Properties Ltd	1,102,854	1,025,172
Henderson Land Development Co Ltd (e)	792,886	2,871,310
Hongkong Land Holdings Ltd (Singapore)	564,684	4,578,878
Hysan Development Co Ltd	355,691	845,868
Kerry Properties Ltd	383,616	957,768
New World Development Co Ltd (d)(e)	826,715	725,263
Sino Land Co Ltd (e)	2,183,802	2,979,532
Sun Hung Kai Properties Ltd	763,736	11,986,723
Wharf Real Estate Investment Co Ltd	947,238	3,210,444
		36,636,173
Retail REITs - 0.0%
Fortune Real Estate Investment Trust	1,005,863	619,493
Link REIT (e)	1,552,208	7,742,831
		8,362,324
TOTAL REAL ESTATE		44,998,497
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	346,743	2,767,789
CLP Holdings Ltd	943,843	9,384,014
Power Assets Holdings Ltd	810,165	6,100,204
		18,252,007
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	6,438,943	5,771,928
TOTAL UTILITIES		24,023,935
TOTAL HONG KONG		251,178,701
HUNGARY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Magyar Telekom Telecommunications PLC	161,907	1,405,198
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A (d)	214,831	3,075,860
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	126,086	18,658,195
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	80,723	3,010,583
TOTAL HUNGARY		26,149,836
INDIA - 4.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
HFCL Ltd	546,673	1,112,316
Indus Towers Ltd (d)	743,551	3,049,677
Tata Communications Ltd	68,871	1,267,904
		5,429,897
Entertainment - 0.0%
PVR Inox Ltd (d)	54,820	649,620
Interactive Media & Services - 0.0%
Info Edge India Ltd	201,571	2,589,769
Media - 0.0%
Affle 3i Ltd (d)	44,192	734,821
Sun TV Network Ltd	66,370	353,864
Zee Entertainment Enterprises Ltd	625,587	750,967
		1,839,652
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,596,625	32,993,842
Vodafone Idea Ltd (d)	15,322,057	2,089,809
		35,083,651
TOTAL COMMUNICATION SERVICES		45,592,589
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Apollo Tyres Ltd	195,315	876,264
Asahi India Glass Ltd	55,781	512,664
Balkrishna Industries Ltd	44,446	1,152,423
Belrise Industries Ltd	185,582	460,332
Bharat Forge Ltd	138,326	3,187,395
Bosch Ltd (d)	4,174	1,797,452
Ceat Ltd	14,605	524,939
CIE Automotive India Ltd	88,918	380,804
Endurance Technologies Ltd (b)(c)	24,484	707,951
Exide Industries Ltd	315,735	1,488,174
Gabriel India Ltd	48,829	737,740
JK Tyre & Industries Ltd	117,864	493,685
Lumax Auto Technologies Ltd	19,198	315,636
Minda Corp Ltd	53,186	390,772
Motherson Sumi Wiring India Ltd	1,898,232	807,893
MRF Ltd	1,406	1,956,473
Samvardhana Motherson International Ltd	2,476,931	3,913,097
Sansera Engineering Ltd (b)(c)	26,198	918,557
SKF India Ltd	18,558	287,866
Sona Blw Precision Forgings Ltd (b)(c)	262,450	2,116,192
Sundram Fasteners Ltd	72,494	742,640
Tube Investments of India Ltd	59,303	1,711,000
TVS Holdings Ltd	3,109	479,287
UNO Minda Ltd	122,647	1,517,345
ZF Commercial Vehicle Control Systems India Ltd	29,595	749,920
		28,226,501
Automobiles - 0.2%
Bajaj Auto Ltd	39,249	4,739,006
Eicher Motors Ltd	80,393	6,597,747
Hero MotoCorp Ltd	70,138	3,960,355
Mahindra & Mahindra Ltd	509,234	18,137,371
Maruti Suzuki India Ltd	68,747	10,254,573
Ola Electric Mobility Ltd (d)	1,248,766	506,169
Tata Motors Passenger Vehicles Limited	1,108,127	3,945,475
TVS Motor Co Ltd	136,826	6,183,309
		54,324,005
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (d)	1,378,745	1,547,976
Diversified Consumer Services - 0.0%
Physicswallah Ltd (b)(d)	375,911	491,692
Hotels, Restaurants & Leisure - 0.1%
Chalet Hotels Ltd	48,253	410,590
Devyani International Ltd (d)	263,597	315,250
EIH Ltd	144,556	495,408
Eternal Ltd (d)	1,399,972	4,437,867
Indian Hotels Co Ltd/The	504,285	3,904,619
ITC Hotels Ltd	502,114	854,302
Jubilant Foodworks Ltd	237,963	1,093,458
Lemon Tree Hotels Ltd (b)(c)(d)	362,809	415,736
Sapphire Foods India Ltd (d)	154,779	300,225
Swiggy Ltd (d)	849,412	2,535,987
Tbo Tek Ltd (d)	23,654	379,329
		15,142,771
Household Durables - 0.0%
Amber Enterprises India Ltd (d)	13,690	1,068,216
Crompton Greaves Consumer Electricals Ltd	428,084	1,166,874
Dixon Technologies India Ltd (c)	21,501	3,165,145
Whirlpool of India Ltd	56,301	473,865
		5,874,100
Specialty Retail - 0.0%
Aditya Birla Lifestyle Brands Ltd (d)	433,898	430,454
Cartrade Tech Ltd (d)	27,984	797,684
FSN E-Commerce Ventures Ltd (d)	747,791	2,614,564
Trent Ltd	156,708	4,936,492
		8,779,194
Textiles, Apparel & Luxury Goods - 0.1%
Arvind Ltd (d)	98,835	531,576
Bata India Ltd	55,496	404,877
Kalyan Jewellers India Ltd	238,875	1,533,099
KPR Mill Ltd	69,467	764,135
Page Industries Ltd	4,008	1,695,805
Titan Co Ltd	207,421	10,592,682
Vardhman Textiles Ltd	69,557	426,920
		15,949,094
TOTAL CONSUMER DISCRETIONARY		130,335,333
Consumer Staples - 0.2%
Beverages - 0.0%
Radico Khaitan Ltd	43,880	1,996,218
Tilaknagar Industries Ltd	77,317	377,038
United Spirits Ltd	174,178	2,768,191
Varun Beverages Ltd	741,885	3,438,733
		8,580,180
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(c)(d)	85,549	3,518,699
Medplus Health Services Ltd (d)	55,011	406,472
		3,925,171
Food Products - 0.1%
Avanti Feeds Ltd	23,080	217,542
AWL Agri Business Ltd	349,045	692,947
Balrampur Chini Mills Ltd	88,965	546,579
Bikaji Foods International Ltd	63,982	430,425
Britannia Industries Ltd	63,050	3,579,074
CCL Products India Ltd	49,348	597,408
LT Foods Ltd	108,583	467,086
Marico Ltd	305,585	2,788,449
Nestle India Ltd	334,902	5,297,718
Tata Consumer Products Ltd	324,804	3,686,458
Zydus Wellness Ltd	71,715	434,007
		18,737,693
Personal Care Products - 0.1%
Colgate-Palmolive India Ltd	79,467	1,729,420
Dabur India Ltd	318,292	1,406,102
Emami Ltd	132,001	550,844
Gillette India Ltd	4,816	384,722
Godrej Consumer Products Ltd	235,699	2,644,253
Hindustan Unilever Ltd	410,634	9,041,558
Honasa Consumer Ltd (d)	88,813	418,088
		16,174,987
Tobacco - 0.0%
Godfrey Phillips India Ltd	22,571	505,036
ITC Ltd	1,757,376	5,175,000
		5,680,036
TOTAL CONSUMER STAPLES		53,098,067
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Aegis Logistics Ltd	76,563	1,026,608
Bharat Petroleum Corp Ltd	946,631	3,164,448
Chennai Petroleum Corp Ltd	28,772	380,113
Coal India Ltd	887,661	3,854,760
Great Eastern Shipping Co Ltd/The	56,585	800,819
Gspl Transmission Ltd (g)	71,763	112,846
Gujarat Mineral Development Corp Ltd	54,041	320,190
Hindustan Petroleum Corp Ltd	560,901	2,283,166
Indian Oil Corp Ltd	1,642,600	2,408,537
Oil & Natural Gas Corp Ltd	1,490,056	3,797,115
Oil India Ltd	243,532	1,173,726
Petronet LNG Ltd	467,283	1,374,703
Reliance Industries Ltd	3,550,888	48,629,570
Vedanta Oil and Gas Ltd	738,352	272,616
TOTAL ENERGY		69,599,217
Financials - 1.1%
Banks - 0.7%
AU Small Finance Bank Ltd (b)(c)	342,101	3,755,582
Axis Bank Ltd	1,343,569	17,306,113
Bandhan Bank Ltd (b)(c)	497,826	908,282
Bank of Baroda	615,024	1,563,656
Canara Bank	1,184,439	1,550,843
City Union Bank Ltd	335,332	725,689
Federal Bank Ltd	1,100,179	4,137,201
HDFC Bank Ltd/Gift City	6,645,060	52,056,485
ICICI Bank Ltd	3,090,737	46,463,348
IDFC First Bank Ltd (d)	2,590,370	2,298,732
Indian Bank	169,499	1,485,280
IndusInd Bank Ltd	359,471	3,813,182
Jammu & Kashmir Bank Ltd/The	337,025	550,785
Karnataka Bank Ltd/The	149,896	447,280
Karur Vysya Bank Ltd/The	283,854	1,019,371
Kotak Mahindra Bank Ltd	3,206,011	13,109,477
Punjab National Bank	1,420,956	1,678,039
South Indian Bank Ltd/The	806,128	394,515
State Bank of India	1,072,323	11,543,825
Tamilnad Mercantile Bank Ltd	53,135	474,382
Ujjivan Small Finance Bank Ltd (b)(c)(d)	822,509	618,375
Union Bank of India Ltd	906,935	1,627,785
Yes Bank Ltd (d)	9,219,716	2,199,690
		169,727,917
Capital Markets - 0.1%
360 ONE WAM Ltd	139,512	1,658,167
Aditya Birla Sun Life Asset Management Co Ltd	47,788	506,479
Anand Rathi Wealth Ltd	49,939	1,085,433
Angel One Ltd	269,929	842,808
BSE Ltd	115,591	4,416,255
Central Depository Services India Ltd (c)	71,568	999,453
CRISIL Ltd	11,799	539,447
Edelweiss Financial Services Ltd	347,293	420,222
HDFC Asset Management Co Ltd (b)(c)	119,476	3,274,152
Indian Energy Exchange Ltd (b)(c)	379,472	525,886
JM Financial Ltd	296,722	379,879
Kfin Technologies Ltd	74,281	729,760
Motilal Oswal Financial Services Ltd	93,971	839,250
Multi Commodity Exchange of India Ltd	75,456	2,129,143
Nippon Life India Asset Management Ltd (b)(c)	96,312	1,171,900
Nuvama Wealth Management Ltd	50,027	945,671
Prudent Corporate Advisory Services Ltd	11,630	401,121
Tata Investment Corp Ltd	80,222	571,342
UTI Asset Management Co Ltd	31,453	297,624
		21,733,992
Consumer Finance - 0.2%
Bajaj Finance Ltd	1,460,481	17,463,615
Cholamandalam Financial Holdings Ltd	60,738	976,231
Cholamandalam Investment and Finance Co Ltd	250,799	4,861,448
CreditAccess Grameen Ltd (d)	33,556	560,105
Five-Star Business Finance Ltd	111,799	641,912
L&T Finance Ltd	539,435	1,759,591
Mahindra & Mahindra Financial Services Ltd	310,229	1,253,909
Manappuram Finance Ltd	336,658	1,311,904
Muthoot Finance Ltd	65,815	2,150,867
Poonawalla Fincorp Ltd (d)	200,024	971,751
SBI Cards & Payment Services Ltd	180,219	1,246,216
Shriram Finance Ltd	837,779	9,184,583
Sundaram Finance Ltd	39,432	1,927,713
		44,309,845
Financial Services - 0.1%
Aadhar Housing Finance Ltd (d)	79,774	415,294
Aavas Financiers Ltd (d)	30,306	431,739
Aditya Birla Capital Ltd (d)	467,092	1,978,951
Aptus Value Housing Finance India Ltd	241,318	660,424
Bajaj Finserv Ltd	231,572	4,923,290
Bajaj Holdings & Investment Ltd	16,674	1,982,272
Can Fin Homes Ltd	66,426	571,202
Home First Finance Co India Ltd (b)(c)	60,175	749,692
IIFL Finance Ltd	134,119	855,404
Indian Renewable Energy Development Agency Ltd	631,413	791,156
Jio Financial Services Ltd	1,663,621	4,471,972
JSW Holdings Ltd/India (d)	1,963	231,503
LIC Housing Finance Ltd	205,157	1,124,641
One 97 Communications Ltd (d)	224,845	3,164,429
Piramal Finance Ltd	62,885	1,354,335
PNB Housing Finance Ltd (b)(c)	118,998	1,313,102
Power Finance Corp Ltd	785,505	3,492,611
REC Ltd	699,335	2,733,088
Sammaan Capital Ltd (d)	414,402	705,243
		31,950,348
Insurance - 0.0%
Go Digit General Insurance Ltd (d)	157,371	419,318
HDFC Life Insurance Co Ltd (b)(c)	573,473	3,295,857
ICICI Lombard General Insurance Co Ltd (b)(c)	146,241	2,489,165
ICICI Prudential Life Insurance Co Ltd (b)(c)	245,817	1,327,554
Max Financial Services Ltd (d)	156,504	2,457,965
PB Fintech Ltd (d)	209,102	3,511,271
SBI Life Insurance Co Ltd (b)(c)	268,109	5,286,805
Star Health & Allied Insurance Co Ltd (d)	153,020	963,377
		19,751,312
TOTAL FINANCIALS		287,473,414
Health Care - 0.3%
Biotechnology - 0.0%
Biocon Ltd	387,645	1,729,342
Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd	20,992	374,427
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	58,382	5,478,680
Aster DM Quality Care Ltd (b)(c)	144,435	1,244,921
Dr Agarwal's Health Care Ltd (d)	72,502	363,203
Dr Lal PathLabs Ltd (b)(c)	48,898	976,906
Fortis Healthcare Ltd	286,895	2,843,120
Global Health Ltd/India	54,774	807,031
Krishna Institute of Medical Sciences Ltd (b)(c)(d)	146,565	1,236,559
Max Healthcare Institute Ltd	411,409	4,736,380
Metropolis Healthcare Ltd (b)(c)	76,104	464,498
Narayana Hrudayalaya Ltd (c)	39,295	836,019
Rainbow Children's Medicare Ltd	34,175	546,251
Vijaya Diagnostic Centre Ltd	43,001	606,120
		20,139,688
Health Care Technology - 0.0%
Inventurus Knowledge Solutions Ltd (d)	29,001	562,184
Life Sciences Tools & Services - 0.0%
Anthem Biosciences Ltd	56,527	479,624
Divi's Laboratories Ltd	69,592	5,876,380
Onesource Specialty Pharma Ltd (d)	35,543	603,210
SAI Life Sciences Ltd (b)(c)(d)	81,274	1,120,908
Syngene International Ltd (b)(c)	118,602	479,854
		8,559,976
Pharmaceuticals - 0.2%
Acutaas Chemicals Ltd	29,487	959,633
Ajanta Pharma Ltd	29,380	1,067,255
Alembic Pharmaceuticals Ltd	37,302	311,798
Alkem Laboratories Ltd	27,300	1,645,756
Aurobindo Pharma Ltd	154,460	2,557,494
Cipla Ltd/India	301,856	4,659,854
Cohance Lifesciences Ltd (d)	89,104	396,976
Dr Reddy's Laboratories Ltd	291,157	3,494,136
Eris Lifesciences Ltd (b)(c)	30,114	427,553
Gland Pharma Ltd (b)(c)	22,359	586,609
GlaxoSmithKline Pharmaceuticals Ltd	24,998	695,643
Glenmark Pharmaceuticals Ltd	85,837	2,009,929
Granules India Ltd	73,082	631,814
Ipca Laboratories Ltd	82,483	1,511,254
JB Chemicals & Pharmaceuticals Ltd	52,357	1,434,001
Jubilant Pharmova Ltd	54,588	535,230
Laurus Labs Ltd (b)(c)	206,500	3,932,164
Lupin Ltd	135,312	3,425,712
Mankind Pharma Ltd	62,670	1,622,129
Marksans Pharma Ltd	171,251	463,714
Natco Pharma Ltd	52,696	506,519
Neuland Laboratories Ltd	4,954	988,954
Piramal Pharma Ltd (d)	425,423	872,164
Strides Pharma Science Ltd	42,735	459,248
Sun Pharmaceutical Industries Ltd	524,809	10,945,305
Torrent Pharmaceuticals Ltd	58,889	3,163,581
Wockhardt Ltd (d)	44,953	923,688
Zydus Lifesciences Ltd	112,194	1,324,973
		51,553,086
TOTAL HEALTH CARE		82,918,703
Industrials - 0.5%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	2,020,737	8,215,272
Data Patterns India Ltd	14,480	649,850
Garden Reach Shipbuilders & Engineers Ltd	18,130	494,312
Hindustan Aeronautics Ltd (c)	97,491	4,750,096
Zen Technologies Ltd	31,797	541,406
		14,650,936
Air Freight & Logistics - 0.0%
Blue Dart Express Ltd	6,511	352,398
Delhivery Ltd (d)	306,969	1,550,109
		1,902,507
Building Products - 0.0%
Astral Ltd	66,602	1,010,850
Blue Star Ltd	74,203	1,307,690
Kajaria Ceramics Ltd	47,655	598,418
Supreme Industries Ltd	38,206	1,387,836
		4,304,794
Commercial Services & Supplies - 0.0%
CMS Info Systems Ltd	125,449	346,883
Doms Industries Ltd	15,839	375,213
		722,096
Construction & Engineering - 0.1%
Afcons Infrastructure Ltd	110,154	313,058
Engineers India Ltd	165,114	384,728
Hindustan Construction Co Ltd (d)	1,774,020	398,402
IRB Infrastructure Developers Ltd	2,391,684	501,487
IRCON International Ltd (b)(c)	250,467	330,519
Kalpataru Projects International Ltd	80,184	1,083,830
KEC International Ltd (d)	96,622	475,375
Larsen & Toubro Ltd	391,592	16,155,799
NBCC India Ltd	774,098	768,721
NCC Ltd/India	370,196	547,367
Praj Industries Ltd	83,479	272,935
Techno Electric & Engineering Co Ltd	36,511	374,839
Voltas Ltd	127,252	1,772,860
		23,379,920
Electrical Equipment - 0.2%
ABB India Ltd	27,364	2,088,136
Amara Raja Energy & Mobility Ltd	73,987	705,886
Bharat Heavy Electricals Ltd	714,996	3,048,905
CG Power & Industrial Solutions Ltd	368,906	3,338,293
Finolex Cables Ltd	50,503	522,413
GE Vernova T&D India Ltd	74,785	3,387,185
Havells India Ltd	123,238	1,628,536
HBL Engineering Ltd	68,721	517,728
Hitachi Energy India Ltd	7,199	2,426,901
Inox Wind Ltd (d)	640,451	523,818
KEI Industries Ltd	38,503	2,016,863
Polycab India Ltd	30,941	2,952,236
RR Kabel Ltd	23,809	649,171
Schneider Electric Infrastructure Ltd (d)	33,784	478,954
Siemens Energy India Ltd	51,375	1,739,733
Suzlon Energy Ltd (d)	6,269,412	3,151,156
TD Power Systems Ltd	66,877	792,188
Triveni Turbine Ltd	90,868	573,512
V-Guard Industries Ltd	140,281	462,135
Voltamp Transformers Ltd	4,415	458,955
		31,462,704
Ground Transportation - 0.0%
Container Corp Of India Ltd	168,550	928,099
Industrial Conglomerates - 0.0%
3M India Ltd	1,595	578,828
Apar Industries Ltd (d)	9,892	1,488,487
Nava Ltd	95,878	555,953
Siemens Ltd	47,408	1,867,821
		4,491,089
Machinery - 0.1%
Action Construction Equipment Ltd	31,693	355,483
AIA Engineering Ltd	23,909	1,150,403
Ashok Leyland Ltd	1,640,663	2,856,847
Azad Engineering Ltd (d)	20,573	494,351
BEML Ltd	32,724	600,566
Craftsman Automation Ltd	7,555	782,172
Cummins India Ltd	76,391	4,419,264
Elgi Equipments Ltd	112,904	673,937
Escorts Kubota Ltd	24,023	777,081
Force Motors Ltd	2,882	540,333
Grindwell Norton Ltd	28,120	625,556
Jyoti CNC Automation Ltd (c)(d)	45,828	388,333
Kirloskar Brothers Ltd	18,393	360,541
Kirloskar Oil Engines Ltd	46,588	1,069,462
Kirloskar Pneumatic Co Ltd	28,185	437,767
KSB Ltd	37,843	339,557
LMW Ltd	2,535	429,019
MTAR Technologies Ltd (c)(d)	12,684	762,908
Shaily Engineering Plastics Ltd	12,907	414,212
SKF India Industrial Ltd	14,676	421,106
Tata Motors Ltd /new	1,086,851	4,973,020
Thermax Limited	23,557	1,063,624
Timken India Ltd	23,808	784,918
Titagarh Rail System Ltd	68,190	589,434
Vesuvius India Ltd	61,922	287,980
		25,597,874
Marine Transportation - 0.0%
Shipping Corp of India Ltd	109,885	335,581
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(c)	113,576	6,151,596
Professional Services - 0.0%
Computer Age Management Services Ltd	128,890	1,075,454
eClerx Services Ltd	24,554	475,354
Firstsource Solutions Ltd	179,819	569,341
Sagility Ltd (c)	1,580,346	719,479
		2,839,628
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	105,162	3,316,364
IndiaMart InterMesh Ltd (b)(c)	24,032	453,020
		3,769,384
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	299,443	5,321,455
GMR Airports Ltd (d)	1,636,512	1,805,106
Gujarat Pipavav Port Ltd	264,931	417,166
		7,543,727
TOTAL INDUSTRIALS		128,079,935
Information Technology - 0.3%
Communications Equipment - 0.0%
Astra Microwave Products Ltd	37,597	733,689
Tejas Networks Ltd (b)(c)(d)	47,391	254,665
		988,354
Electronic Equipment, Instruments & Components - 0.0%
Aditya Infotech Ltd	16,744	595,242
Honeywell Automation India Ltd	1,391	556,534
Kaynes Technology India Ltd (d)	18,737	746,887
PG Electroplast Ltd	106,140	681,888
Redington Ltd	338,195	1,139,979
Syrma SGS Technology Ltd	44,865	642,516
		4,363,046
IT Services - 0.3%
Coforge Ltd	188,787	3,405,863
Cyient Ltd	66,572	592,176
HCL Technologies Ltd	520,555	7,362,854
Hexaware Technologies Ltd	86,441	510,425
Infosys Ltd	1,783,341	21,189,953
LTM Ltd (b)(c)	39,720	1,818,869
Mphasis Ltd	73,731	1,814,826
Persistent Systems Ltd	59,907	3,487,572
Sonata Software Ltd	101,537	343,520
Tata Consultancy Services Ltd	476,677	11,829,247
Tata Technologies Ltd	106,575	835,718
Tech Mahindra Ltd	316,858	5,503,155
Wipro Ltd	1,446,020	2,789,851
Zensar Technologies Ltd	89,045	474,222
		61,958,251
Semiconductors & Semiconductor Equipment - 0.0%
Premier Energies Ltd (b)(c)	72,204	773,167
WAAREE Energies Ltd	48,552	1,362,190
		2,135,357
Software - 0.0%
Birlasoft Ltd	110,699	351,133
BlackBuck Ltd (d)	71,005	404,111
Intellect Design Arena Ltd	71,093	536,564
KPIT Technologies Ltd	107,566	674,470
Oracle Financial Services Software Ltd	12,804	1,501,823
Tata Elxsi Ltd	19,546	754,087
		4,222,188
Technology Hardware, Storage & Peripherals - 0.0%
Netweb Technologies India Ltd	9,307	441,771
TOTAL INFORMATION TECHNOLOGY		74,108,967
Materials - 0.4%
Chemicals - 0.1%
Aarti Industries Ltd	107,990	553,605
Asian Paints Ltd	221,666	6,377,921
Atul Ltd	8,364	590,630
BASF India Ltd	8,732	332,586
Bayer CropScience Ltd/India	8,550	379,453
Carborundum Universal Ltd	68,795	766,699
Castrol India Ltd	253,080	491,240
Chambal Fertilisers and Chemicals Ltd	105,744	486,215
Coromandel International Ltd	77,443	1,683,362
Deepak Fertilisers & Petrochemicals Corp Ltd	40,975	666,845
Deepak Nitrite Ltd	38,130	664,175
Eid Parry (India) Ltd (d)	60,841	484,685
Fine Organic Industries Ltd	5,279	266,643
Finolex Industries Ltd	192,685	328,055
Gujarat Fluorochemicals Ltd	18,289	836,716
Gujarat Narmada Valley Fertilizers & Chemicals Ltd	67,331	360,109
Gujarat State Fertilizers & Chemicals Ltd	230,052	382,851
Himadri Speciality Chemical Ltd	98,077	771,430
Jubilant Ingrevia Ltd	54,030	416,700
Kansai Nerolac Paints Ltd	127,745	263,405
Navin Fluorine International Ltd	21,633	1,716,076
Paradeep Phosphates Ltd (b)(c)	248,190	382,971
PCBL CHEMICAL Ltd	105,557	351,588
PI Industries Ltd	46,162	1,331,197
Pidilite Industries Ltd	170,952	2,887,497
Solar Industries India Ltd	13,159	2,537,172
SRF Ltd	82,195	2,258,982
Sumitomo Chemical India Ltd	99,341	531,418
Supreme Petrochem Ltd	40,156	300,168
Tata Chemicals Ltd	82,967	585,703
UPL Ltd	294,979	1,868,596
		31,854,693
Construction Materials - 0.1%
ACC Ltd	54,082	769,566
Ambuja Cements Ltd	395,311	1,789,648
Grasim Industries Ltd	157,742	5,124,896
JK Cement Ltd	21,264	1,212,814
JK Lakshmi Cement Ltd	47,221	279,634
Nuvoco Vistas Corp Ltd (d)	83,139	300,392
Ramco Cements Ltd/The	66,362	638,575
Shree Cement Ltd	5,372	1,467,103
UltraTech Cement Ltd	59,783	7,457,351
		19,039,979
Containers & Packaging - 0.0%
Time Technoplast Ltd	183,074	400,201
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	107,447	2,048,970
Godawari Power and Ispat Ltd	150,311	381,904
Gravita India Ltd (d)	19,523	330,877
Hindalco Industries Ltd	758,184	7,771,042
Hindustan Copper Ltd	171,708	887,283
Jindal Saw Ltd	165,796	446,570
Jindal Stainless Ltd	175,027	1,348,120
Jindal Steel Ltd	208,856	2,415,770
JSW Steel Ltd	354,041	4,713,794
National Aluminium Co Ltd	502,564	1,849,450
NMDC Ltd	1,823,246	1,626,499
PTC Industries Ltd (d)	2,916	542,281
Ramkrishna Forgings Ltd	55,771	380,682
Ratnamani Metals & Tubes Ltd	15,899	393,444
Sarda Energy & Minerals Ltd	56,105	303,813
Tata Steel Ltd	4,380,079	8,717,294
Usha Martin Ltd	122,854	638,524
Vedanta Aluminium Metal Ltd	807,539	3,810,495
Vedanta Iron and Steel Ltd	738,352	247,610
Vedanta Ltd	803,710	2,231,861
Welspun Corp Ltd	55,919	967,315
		42,053,598
Paper & Forest Products - 0.0%
Century Plyboards India Ltd	38,674	324,132
TOTAL MATERIALS		93,672,603
Real Estate - 0.1%
Office REITs - 0.0%
Brookfield India Real Estate Trust (b)(c)	294,016	1,052,628
Embassy Office Parks REIT	499,732	2,294,245
Mindspace Business Parks REIT (b)(c)	124,092	640,165
		3,987,038
Real Estate Management & Development - 0.1%
Aditya Birla Real Estate Ltd	33,171	492,999
Anant Raj Ltd	73,686	482,425
Brigade Enterprises Ltd	105,377	640,992
DLF Ltd	408,731	2,823,940
Godrej Properties Ltd	89,121	1,967,119
Lodha Developers Ltd (b)(c)	163,752	2,135,070
Oberoi Realty Ltd	72,266	1,384,067
Phoenix Mills Ltd/The	112,215	2,227,671
Prestige Estates Projects Ltd	111,840	1,894,660
Sobha Ltd	39,281	565,039
		14,613,982
Retail REITs - 0.0%
Nexus Select Trust	469,457	821,451
TOTAL REAL ESTATE		19,422,471
Utilities - 0.1%
Electric Utilities - 0.0%
CESC Ltd	398,249	690,539
Power Grid Corp of India Ltd	2,440,614	7,267,080
SJVN Ltd	576,196	414,189
Tata Power Co Ltd/The	896,595	3,578,067
Torrent Power Ltd	105,140	1,556,278
		13,506,153
Gas Utilities - 0.0%
GAIL India Ltd	1,354,159	2,573,405
Gujarat Energy Ltd	215,289	619,464
Indraprastha Gas Ltd	395,944	630,684
Mahanagar Gas Ltd (c)	36,312	426,376
		4,249,929
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (d)	1,810,636	4,007,235
Jaiprakash Power Ventures Ltd (d)	1,975,503	379,219
JSW Energy Ltd	236,066	1,372,458
NHPC Ltd	1,888,042	1,558,114
NLC India Ltd	182,861	570,644
NTPC Ltd	2,532,533	9,212,244
PTC India Ltd	197,510	363,582
Reliance Power Ltd (d)	1,766,642	433,766
Vedanta Power Ltd	1,027,481	368,481
		18,265,743
Water Utilities - 0.0%
VA Tech Wabag Ltd	25,414	526,603
TOTAL UTILITIES		36,548,428
TOTAL INDIA		1,020,849,727
INDONESIA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Dayamitra Telekomunikasi PT	12,671,800	325,645
Telkom Indonesia Persero Tbk PT	26,550,362	3,876,109
		4,201,754
Wireless Telecommunication Services - 0.0%
XLSMART Telecom Sejahtera Tbk PT	3,089,213	418,322
TOTAL COMMUNICATION SERVICES		4,620,076
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (d)	547,945,892	1,524,331
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	8,819,551	648,592
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	4,204,482	769,918
First Pacific Co Ltd	1,672,620	1,194,363
First Resources Ltd	267,800	701,526
Golden Agri-Resources Ltd	3,896,198	865,622
Indofood Sukses Makmur Tbk PT	2,632,786	1,019,277
Inti Agri Resources Tbk PT (d)(g)	1,180,800	0
Japfa Comfeed Indonesia Tbk PT	3,010,235	360,182
		4,910,888
TOTAL CONSUMER STAPLES		5,559,480
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adaro Andalan Indonesia PT	1,038,100	534,638
AKR Corporindo Tbk PT	5,454,348	444,910
Alamtri Resources Indonesia Tbk PT	5,548,554	758,589
Bukit Asam Persero Tbk PT	3,112,231	402,009
Bumi Resources Tbk PT (d)	68,195,805	621,019
Energi Mega Persada Tbk PT (d)	8,519,200	612,485
Medco Energi Internasional Tbk PT	4,255,131	303,484
Sugih Energy Tbk PT (d)(g)	40,500	0
United Tractors Tbk PT	809,746	1,080,610
TOTAL ENERGY		4,757,744
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	29,307,045	10,271,387
Bank Mandiri Persero Tbk PT	22,293,122	5,186,941
Bank Negara Indonesia Persero Tbk PT	8,545,786	1,673,352
Bank Rakyat Indonesia Persero Tbk PT	37,238,279	6,262,582
		23,394,262
Capital Markets - 0.0%
Pool Advista Indonesia Tbk PT (d)(g)	184,900	0
TOTAL FINANCIALS		23,394,262
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	13,349,356	536,138
Industrials - 0.0%
Construction & Engineering - 0.0%
Wijaya Karya Persero Tbk PT (d)(g)	10,440,800	0
Industrial Conglomerates - 0.0%
Astra International Tbk PT	9,595,447	2,725,877
Jardine Matheson Holdings Ltd (Singapore)	95,015	6,310,418
		9,036,295
Marine Transportation - 0.0%
Transcoal Pacific Tbk PT	604,500	169,829
TOTAL INDUSTRIALS		9,206,124
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	11,721,876	1,192,507
Metals & Mining - 0.0%
Bumi Resources Minerals Tbk PT (d)	34,808,801	1,078,414
Merdeka Copper Gold Tbk PT	5,835,002	878,006
Nickel Industries Ltd (d)	1,322,761	753,678
Petrosea Tbk PT (d)	1,646,600	426,813
Vale Indonesia Tbk PT	1,207,100	350,818
		3,487,729
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	1,094,428	508,743
TOTAL MATERIALS		5,188,979
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Hanson International Tbk PT (d)(g)	3,268,900	0
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	7,077,576	589,745
TOTAL INDONESIA		55,376,879
IRAQ - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
United Energy Group Ltd (d)(e)	8,602,000	394,869
IRELAND - 0.3%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC (Ireland)	359,251	1,008,748
Glenveagh Properties PLC (b)(c)(d)	319,002	877,339
TOTAL CONSUMER DISCRETIONARY		1,886,087
Consumer Staples - 0.1%
Beverages - 0.0%
C&C Group PLC (e)	244,429	335,358
Food Products - 0.1%
Glanbia PLC	115,440	3,059,089
Greencore Group PLC (e)	347,747	1,220,432
Kerry Group PLC Class A	93,409	8,918,769
		13,198,290
TOTAL CONSUMER STAPLES		13,533,648
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	1,227,102	14,511,161
Bank of Ireland Group PLC	552,997	11,535,785
TOTAL FINANCIALS		26,046,946
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Uniphar PLC	136,401	668,486
Pharmaceuticals - 0.0%
Cosmo NV	5,461	405,294
TOTAL HEALTH CARE		1,073,780
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	89,402	8,273,287
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	94,353	14,237,868
TOTAL INDUSTRIALS		22,511,155
Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	333,738	417,177
TOTAL IRELAND		65,468,793
ISRAEL - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	1,627,931	3,899,791
Wireless Telecommunication Services - 0.0%
Cellcom Israel Ltd	70,196	758,801
Partner Communications Co Ltd	94,753	1,169,339
		1,928,140
TOTAL COMMUNICATION SERVICES		5,827,931
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (d)	63,348	2,490,210
Max Stock Ltd	61,086	698,697
		3,188,907
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (d)	3,708	822,396
Isrotel Ltd (d)	11,049	456,564
		1,278,960
Specialty Retail - 0.0%
Fox Wizel Ltd	6,055	598,864
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	8,492	491,766
TOTAL CONSUMER DISCRETIONARY		5,558,497
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	5,585	628,941
Shufersal Ltd	119,072	1,702,810
		2,331,751
Food Products - 0.0%
Neto Malinda Trading Ltd	8,097	373,789
Strauss Group Ltd	35,460	1,343,454
		1,717,243
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (d)(e)	24,234	343,638
TOTAL CONSUMER STAPLES		4,392,632
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	54,693	1,433,667
Delek Yizum Nechasim Ltd	5,469	120,688
Energean PLC	82,455	847,912
Equital Ltd (d)	15,557	583,292
Oil Refineries Ltd	1,354,525	863,280
Paz Retail And Energy Ltd	6,181	1,745,200
TOTAL ENERGY		5,594,039
Financials - 0.3%
Banks - 0.2%
Bank Hapoalim BM	766,981	18,651,954
Bank Leumi Le-Israel BM	865,178	20,490,835
FIBI Holdings Ltd	10,659	1,045,848
First International Bank of Israel Ltd	31,581	2,442,581
Israel Discount Bank Ltd Class A	724,438	7,575,017
Mizrahi Tefahot Bank Ltd	92,527	6,892,981
		57,099,216
Capital Markets - 0.0%
Etoro Group Ltd Class A (d)	26,446	943,329
Meitav Investment House Ltd	23,823	1,031,953
Plus500 Ltd	40,126	2,114,521
Tel Aviv Stock Exchange Ltd	51,529	1,989,341
		6,079,144
Consumer Finance - 0.0%
Isracard Ltd (d)	122,624	429,274
Financial Services - 0.0%
Mivtach Shamir Holdings Ltd	3,602	506,272
Insurance - 0.1%
Ayalon Holdings Ltd	6,178	285,806
Clal Insurance Enterprises Holdings Ltd	40,070	3,038,844
Harel Insurance Investments & Financial Services Ltd	69,099	3,972,090
IDI Insurance Co Ltd	6,604	522,875
Menora Mivtachim Holdings Ltd	12,842	2,012,537
Migdal Insurance & Financial Holdings Ltd (d)	326,170	1,855,749
Phoenix Financial Ltd	134,799	7,585,614
		19,273,515
TOTAL FINANCIALS		83,387,421
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (d)	681,278	23,851,543
Industrials - 0.1%
Aerospace & Defense - 0.1%
Aryt Industries Ltd	38,986	321,811
Bet Shemesh Engines Holdings 1997 Ltd (d)	4,808	1,307,197
Elbit Systems Ltd	16,359	13,176,047
		14,805,055
Building Products - 0.0%
Inrom Construction Industries Ltd	63,967	511,485
Construction & Engineering - 0.0%
Ashtrom Group Ltd	28,911	593,259
Electra Ltd/Israel	28,831	1,122,489
Shapir Engineering and Industry Ltd	86,773	1,299,963
Shikun & Binui Ltd (d)	211,337	1,210,011
		4,225,722
Machinery - 0.0%
Kornit Digital Ltd (d)	30,553	465,017
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	67,708	1,705,565
Passenger Airlines - 0.0%
El Al Israel Airlines	209,315	930,669
Professional Services - 0.0%
Danel Adir Yeoshua Ltd	3,453	486,346
Hilan Ltd	11,006	787,866
		1,274,212
Trading Companies & Distributors - 0.0%
Scope Metals Group Ltd	5,109	486,412
TOTAL INDUSTRIALS		24,404,137
Information Technology - 0.2%
Communications Equipment - 0.0%
Gilat Satellite Networks Ltd (d)	46,215	511,971
Ituran Location and Control Ltd	9,410	519,056
		1,031,027
Electronic Equipment, Instruments & Components - 0.0%
Nayax Ltd (d)	8,769	596,172
Next Vision Stabilized Systems Ltd	42,777	3,323,912
Priortech Ltd (d)	5,383	599,148
RP Optical Lab Ltd	23,297	308,619
		4,827,851
IT Services - 0.0%
Formula Systems 1985 Ltd	5,947	628,263
Matrix IT Ltd	29,864	845,161
One Software Technologies Ltd	31,601	675,961
Wix.com Ltd (d)(e)	21,126	1,162,564
		3,311,949
Semiconductors & Semiconductor Equipment - 0.2%
Camtek Ltd/Israel (Israel) (d)	16,656	2,321,977
Nova Ltd (Israel) (d)	17,669	7,083,786
Qualitau Ltd	2,681	443,134
Tower Semiconductor Ltd (d)	65,356	14,476,039
		24,324,936
Software - 0.0%
Cellebrite DI Ltd (d)(e)	77,595	1,144,526
Check Point Software Technologies Ltd (d)	45,618	5,799,416
Nice Ltd (d)	34,096	3,318,685
Radware Ltd (d)	23,814	623,689
		10,886,316
TOTAL INFORMATION TECHNOLOGY		44,382,079
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	408,704	2,092,661
Israel Corp Ltd Class A1	24,700	647,460
Turpaz Industries Ltd	31,841	669,948
TOTAL MATERIALS		3,410,069
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	131,436	931,856
Sella Capital Real Estate Ltd	161,793	466,879
		1,398,735
Real Estate Management & Development - 0.1%
Airport City Ltd (d)	36,849	664,283
Alony Hetz Properties & Investments Ltd	100,989	1,051,026
Amot Investments Ltd	158,594	964,588
Aura Investments Ltd	101,255	530,044
Azrieli Group Ltd	25,380	3,360,473
Big Shopping Centers Ltd	10,093	2,271,544
Blue Square Real Estate Ltd	4,051	426,107
Gav-Yam Lands Corp Ltd	48,237	619,750
Israel Canada T.R Ltd	134,081	686,965
Mega Or Holdings Ltd	14,411	2,342,819
Melisron Ltd	14,650	1,925,853
Mivne Real Estate KD Ltd	349,015	1,541,535
Summit Real Estate Holdings Ltd	28,105	458,746
YH Dimri Construction & Development Ltd	6,393	756,744
		17,600,477
TOTAL REAL ESTATE		18,999,212
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Doral Group Renewable Energy Resources Ltd (d)	47,232	1,067,800
Energix-Renewable Energies Ltd	171,714	1,247,195
Enlight Renewable Energy Ltd (d)	81,838	6,961,518
Meshek Energy Renewable Energies Ltd (d)	197,270	722,861
OPC Energy Ltd (d)	99,351	3,118,188
OY Nofar Energy Ltd (d)	15,925	937,837
TOTAL UTILITIES		14,055,399
TOTAL ISRAEL		233,862,959
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
RAI Way SpA (b)(c)	85,479	457,365
Telecom Italia SpA/Milano (d)	993,109	8,420,683
		8,878,048
Media - 0.0%
MFE-MediaForEurope NV Class A (e)	123,188	373,603
MFE-MediaForEurope NV Class A (Germany)	93,172	282,570
		656,173
TOTAL COMMUNICATION SERVICES		9,534,221
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Brembo NV	84,446	1,029,295
Pirelli & C SpA (b)(c)	252,801	1,924,015
		2,953,310
Automobiles - 0.2%
Ferrari NV (Italy)	70,875	27,796,205
Piaggio & C SpA (e)	153,204	343,088
		28,139,293
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	135,186	3,660,291
Household Durables - 0.0%
De' Longhi SpA	40,723	1,900,930
Leisure Products - 0.0%
Ferretti SpA (e)	89,651	298,771
Sanlorenzo SpA/Ameglia (e)	12,913	563,163
Technogym SpA (b)(c)	67,203	1,046,960
		1,908,894
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA (e)	20,780	2,106,779
Moncler SpA	129,514	7,333,040
OVS SpA (b)(c)	114,112	823,742
		10,263,561
TOTAL CONSUMER DISCRETIONARY		48,826,279
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	115,324	7,786,939
Davide Campari-Milano NV	341,155	2,319,503
		10,106,442
Personal Care Products - 0.0%
Intercos SpA	38,676	594,954
TOTAL CONSUMER STAPLES		10,701,396
Energy - 0.1%
Energy Equipment & Services - 0.0%
Saipem SpA (e)	776,383	3,749,458
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	1,060,510	29,499,876
TOTAL ENERGY		33,249,334
Financials - 1.0%
Banks - 0.8%
AMCO - Asset Management Co SpA Class B (d)(g)	141	0
Banca Monte dei Paschi di Siena SpA	1,108,557	14,787,750
Banco BPM SpA	664,922	12,095,557
BPER Banca SPA	917,317	14,883,304
Credito Emiliano SpA	46,250	1,013,331
FinecoBank Banca Fineco SpA	357,556	9,767,759
Intesa Sanpaolo SpA	8,102,009	61,245,618
UniCredit SpA	791,829	74,678,871
		188,472,190
Capital Markets - 0.0%
Azimut Holding SpA	66,446	2,812,801
Banca Generali SpA	35,117	2,646,359
Tamburi Investment Partners SpA	56,978	613,020
		6,072,180
Financial Services - 0.1%
Banca IFIS SpA (e)	25,477	433,337
Banca Mediolanum SpA	125,716	3,358,941
Nexi SpA (b)(c)(e)	369,494	1,807,440
Poste Italiane SpA	264,691	8,000,037
		13,599,755
Insurance - 0.1%
Generali	470,437	23,841,298
Unipol Assicurazioni SpA	211,374	6,598,202
		30,439,500
TOTAL FINANCIALS		238,583,625
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA (e)	11,805	978,226
El.En. SpA	37,669	675,026
		1,653,252
Health Care Providers & Services - 0.0%
Amplifon SpA	86,786	1,215,939
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	60,370	3,595,649
TOTAL HEALTH CARE		6,464,840
Industrials - 0.2%
Aerospace & Defense - 0.1%
Avio SpA (c)(e)	22,552	754,950
Leonardo SpA	237,040	15,066,648
		15,821,598
Building Products - 0.0%
Carel Industries SpA (b)(c)	26,668	831,847
LU-VE SpA	5,672	372,164
		1,204,011
Construction & Engineering - 0.0%
Maire SpA	88,360	1,313,392
Webuild SpA (e)	294,808	763,545
Webuild SpA warrants 8/2/2030 (d)	276	715
		2,077,652
Electrical Equipment - 0.1%
Cembre SpA	3,585	338,165
Prysmian SpA	164,830	22,745,441
		23,083,606
Machinery - 0.0%
Fincantieri SpA (d)(e)	71,079	1,111,032
Interpump Group SpA	44,584	1,786,055
Iveco Group NV	103,702	1,661,619
		4,558,706
Passenger Airlines - 0.0%
Ryanair Holdings PLC	243,638	6,831,975
Transportation Infrastructure - 0.0%
Enav Spa (b)(c)	163,819	955,873
TOTAL INDUSTRIALS		54,533,421
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA	4,465	475,750
IT Services - 0.0%
Reply SpA	13,814	1,749,072
TOTAL INFORMATION TECHNOLOGY		2,224,822
Materials - 0.0%
Chemicals - 0.0%
SOL SpA	20,412	1,339,318
Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	4,429,429	50,023,340
Terna - Rete Elettrica Nazionale	819,302	9,421,327
		59,444,667
Gas Utilities - 0.1%
Italgas SpA	361,273	3,726,921
Snam SpA	1,157,952	7,862,202
		11,589,123
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA	31,928	810,727
Multi-Utilities - 0.0%
A2A SpA	947,608	2,479,414
ACEA SpA	31,062	755,784
Hera SpA	477,913	2,089,792
Iren SpA	364,757	1,060,802
		6,385,792
TOTAL UTILITIES		78,230,309
TOTAL ITALY		483,687,565
JAPAN - 14.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	65,854	1,445,623
NTT Inc	17,360,557	16,640,335
U-Next Holdings Co Ltd	36,319	389,905
		18,475,863
Entertainment - 0.2%
Anycolor Inc	17,000	279,747
Capcom Co Ltd	159,892	4,016,546
Daiichikosho Co Ltd	50,902	575,753
DeNA Co Ltd (e)	35,198	546,958
GungHo Online Entertainment Inc	30,942	471,222
Koei Tecmo Holdings Co Ltd	70,745	716,251
Konami Group Corp	56,369	7,261,427
MIXI Inc	29,997	545,791
Nexon Co Ltd	171,783	2,692,262
Nintendo Co Ltd	640,484	30,552,478
Shochiku Co Ltd	6,599	477,300
Square Enix Holdings Co Ltd	140,075	2,438,783
Toei Animation Co Ltd	47,533	880,220
Toei Co Ltd	19,139	727,625
Toho Co Ltd/Tokyo	310,395	2,980,645
		55,163,008
Interactive Media & Services - 0.0%
Kakaku.com Inc	72,665	1,687,962
LY Corp	1,483,046	4,132,129
		5,820,091
Media - 0.0%
CyberAgent Inc	242,279	2,213,535
Dentsu Group Inc (d)	116,629	2,587,854
Fuji Media Holdings Inc	23,560	588,979
Hakuhodo DY Holdings Inc	140,170	1,143,989
Kadokawa Corp	49,770	1,089,087
Nippon Television Holdings Inc	33,616	613,841
SKY Perfect JSAT Corp	57,390	747,529
TBS Holdings Inc	20,085	755,961
		9,740,775
Wireless Telecommunication Services - 0.5%
KDDI Corp	1,708,128	31,470,068
Okinawa Cellular Telephone Co	21,868	530,262
SoftBank Corp	16,661,240	23,385,349
SoftBank Group Corp	2,168,880	67,555,207
		122,940,886
TOTAL COMMUNICATION SERVICES		212,140,623
Consumer Discretionary - 2.2%
Automobile Components - 0.3%
Aisin Corp	264,907	3,652,196
Bridgestone Corp	617,010	15,237,331
Denso Corp	929,547	11,413,819
Exedy Corp	19,571	737,457
FCC Co Ltd	22,360	519,670
GS Yuasa Corp	46,860	1,578,100
JTEKT Corp	127,921	1,751,648
Koito Manufacturing Co Ltd	107,322	1,793,675
KYB Corp	20,468	574,297
Musashi Seimitsu Industry Co Ltd	24,709	488,260
NHK Spring Co Ltd	101,140	2,242,230
Nifco Inc/Japan	45,312	1,466,853
Niterra Co Ltd	88,361	5,160,163
NOK Corp	47,555	898,664
Seiren Co Ltd	27,087	535,777
Stanley Electric Co Ltd	50,212	1,094,156
Sumitomo Electric Industries Ltd	1,671,272	22,119,449
Sumitomo Rubber Industries Ltd	100,578	1,423,050
Tokai Rika Co Ltd	35,832	706,589
Topre Corp	24,464	428,540
Toyo Tire Corp	72,510	1,923,286
Toyoda Gosei Co Ltd	52,864	1,825,048
Toyota Boshoku Corp	51,888	724,028
TS Tech Co Ltd	52,582	603,160
Yokohama Rubber Co Ltd/The (e)	72,479	3,442,815
		82,340,261
Automobiles - 0.7%
Honda Motor Co Ltd	2,115,316	21,321,586
Isuzu Motors Ltd	302,164	4,508,152
Mazda Motor Corp	334,657	2,439,847
Mitsubishi Motors Corp (e)	422,047	966,285
Nissan Motor Co Ltd (d)	1,332,651	2,813,595
Nissan Shatai Co Ltd	47,661	287,996
Subaru Corp	306,528	5,217,855
Suzuki Motor Corp	919,311	12,000,273
Toyota Motor Corp	5,521,185	104,486,674
Yamaha Motor Co Ltd (e)	516,934	4,324,094
		158,366,357
Broadline Retail - 0.1%
BuySell Technologies Co Ltd	17,700	326,940
Isetan Mitsukoshi Holdings Ltd	181,037	4,040,629
Izumi Co Ltd	71,577	449,463
J Front Retailing Co Ltd	134,646	2,505,460
Mercari Inc (d)	67,734	1,832,875
Pan Pacific International Holdings Corp	1,121,715	6,284,323
Rakuten Group Inc (d)	810,910	4,228,208
Ryohin Keikaku Co Ltd	297,334	7,799,155
Seria Co Ltd	27,940	676,967
Takashimaya Co Ltd	137,146	1,960,621
		30,104,641
Distributors - 0.0%
Arata Corp	22,503	368,321
Happinet Corp	16,800	347,764
		716,085
Hotels, Restaurants & Leisure - 0.1%
Atom Corp (d)(e)	81,472	194,676
Colowide Co Ltd (e)	57,934	749,223
Create Restaurants Holdings Inc (e)	157,938	772,129
Doutor Nichires Holdings Co Ltd	18,799	377,135
Food & Life Cos Ltd	124,286	4,339,254
Fujita Kanko Inc	26,700	336,565
Heiwa Corp	42,143	564,452
Hiday Hidaka Corp	15,231	275,797
KOMEDA Holdings Co Ltd	28,378	515,256
Kura Sushi Inc (e)	27,146	284,343
Kyoritsu Maintenance Co Ltd	43,159	937,949
McDonald's Holdings Co Japan Ltd (e)	49,686	2,508,118
Metaplanet Inc (d)	261,100	380,224
Monogatari Corp/The	19,101	656,186
MOS Food Services Inc	19,772	476,187
Ohsho Food Service Corp	19,816	373,874
Oriental Land Co Ltd/Japan	634,423	12,662,865
Resorttrust Inc	97,098	1,089,060
Round One Corp	108,221	822,325
Royal Holdings Co Ltd (e)	47,172	394,066
Saizeriya Co Ltd	17,261	856,451
Skylark Holdings Co Ltd	126,165	2,486,252
Tokyotokeiba Co Ltd	12,106	381,491
Toridoll Holdings Corp (e)	30,660	837,516
Yoshinoya Holdings Co Ltd	38,453	928,559
Zensho Holdings Co Ltd	54,204	3,384,581
		37,584,534
Household Durables - 0.5%
Casio Computer Co Ltd	116,572	1,280,945
Haseko Corp	129,638	2,255,663
Iida Group Holdings Co Ltd	86,903	1,244,178
JVCKenwood Corp	99,499	699,357
Nikon Corp	126,554	1,503,759
Open House Group Co Ltd	40,560	2,155,262
Panasonic Holdings Corp	1,362,679	36,032,595
Rinnai Corp	62,759	1,403,437
Sangetsu Corp	29,105	563,837
Sekisui House Ltd	345,164	7,556,429
Sharp Corp/Japan (d)	136,455	527,135
Sony Group Corp	3,411,415	79,720,926
Sumitomo Forestry Co Ltd (e)	265,749	2,241,439
Tamron Co Ltd	85,384	766,986
		137,951,948
Leisure Products - 0.1%
Bandai Namco Holdings Inc	298,055	8,634,424
Mizuno Corp	33,090	763,083
Noritsu Koki Co Ltd	33,991	413,458
Sankyo Co Ltd	114,017	1,323,145
Sega Sammy Holdings Inc	83,530	1,442,993
Shimano Inc	41,959	5,296,493
Tomy Co Ltd	47,188	1,073,430
Yamaha Corp	221,356	1,715,870
Yonex Co Ltd	36,429	592,762
		21,255,658
Specialty Retail - 0.3%
ABC-Mart Inc	55,067	942,240
and ST HD Co Ltd	15,396	326,648
Aoyama Trading Co Ltd	75,000	352,628
ARCLANDS CORP	40,332	484,406
Autobacs Seven Co Ltd	48,616	473,925
Bic Camera Inc	56,781	621,131
DCM Holdings Co Ltd	67,313	648,343
EDION Corp	46,536	707,208
Fast Retailing Co Ltd	111,394	54,546,218
JINS Holdings Inc (e)	7,900	315,296
Joyful Honda Co Ltd	34,862	545,869
K's Holdings Corp	73,036	865,138
Kohnan Shoji Co Ltd	12,849	338,186
Komeri Co Ltd	18,454	446,510
Nextage Co Ltd	27,431	571,608
Nishimatsuya Chain Co Ltd	35,851	448,957
Nitori Holdings Co Ltd	230,880	3,724,788
Nojima Corp	106,865	874,951
PAL GROUP Holdings Co Ltd	51,468	485,675
Sanrio Co Ltd	552,225	4,431,120
Shimamura Co Ltd	75,140	1,581,594
USS Co Ltd	221,139	2,792,737
Workman Co Ltd	10,978	402,648
Yamada Holdings Co Ltd	314,134	1,403,135
Yellow Hat Ltd	36,210	410,012
ZOZO Inc	238,629	1,693,724
		80,434,695
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	398,824	11,759,104
Goldwin Inc	37,779	542,657
Gunze Ltd	20,890	525,624
Kurabo Industries Ltd	7,300	450,192
Seiko Group Corp	30,358	1,484,297
Unitika Ltd (d)(e)	31,000	160,616
Wacoal Holdings Corp	23,708	653,754
		15,576,244
TOTAL CONSUMER DISCRETIONARY		564,330,423
Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	822,199	8,580,633
Coca-Cola Bottlers Japan Holdings Inc	54,187	1,302,164
Ito En Ltd	44,406	830,811
Kirin Holdings Co Ltd	451,682	8,356,007
Sapporo Breweries Ltd	176,615	2,230,062
Suntory Beverage & Food Ltd	72,123	2,090,994
Takara Holdings Inc (e)	87,779	1,145,160
		24,535,831
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	1,268,904	10,886,840
Ain Holdings Inc	16,742	618,037
Arcs Co Ltd	26,766	607,763
Axial Retailing Inc	50,872	404,524
Belc Co Ltd	8,879	372,301
Blue Zones Holdings Co Ltd	64,720	723,153
Cosmos Pharmaceutical Corp	23,682	955,213
Create SD Holdings Co Ltd	19,083	398,623
Fuji Co Ltd/Ehime	22,800	290,466
H2O Retailing Corp	49,797	890,865
Kato Sangyo Co Ltd	14,234	568,358
Kobe Bussan Co Ltd (e)	83,209	1,454,798
Kusuri no Aoki Holdings Co Ltd	23,916	603,277
Life Corp	25,998	421,026
MatsukiyoCocokara & Co	186,370	2,973,941
San-A Co Ltd	26,834	545,681
Seven & i Holdings Co Ltd	1,102,282	14,616,395
Sugi Holdings Co Ltd	64,907	1,150,288
Sundrug Co Ltd	42,253	997,819
Trial Holdings Inc (e)	20,700	406,993
Tsuruha Holdings Inc (e)	120,766	1,843,585
Valor Holdings Co Ltd	23,458	478,807
		42,208,753
Food Products - 0.2%
Ajinomoto Co Inc	500,776	15,443,124
Ariake Japan Co Ltd	13,697	460,745
Calbee Inc	43,010	780,313
Ezaki Glico Co Ltd	29,031	920,442
FUJI OIL CO LTD /Osaka	27,638	684,452
House Foods Group Inc	34,748	845,181
Itoham Yonekyu Holdings Inc	17,079	525,623
Kagome Co Ltd (e)	50,971	834,876
Kewpie Corp	57,586	1,645,686
Kikkoman Corp	394,014	4,057,938
Kotobuki Spirits Co Ltd (e)	63,403	1,010,858
Megmilk Snow Brand Co Ltd	25,318	596,830
MEIJI Holdings Co Ltd	140,070	3,331,322
Morinaga & Co Ltd/Japan	38,654	640,644
Morinaga Milk Industry Co Ltd	164,648	1,225,098
NH Foods Ltd	46,726	1,835,073
Nichirei Corp	116,868	1,625,525
Nippn Corp	37,611	662,833
Nisshin Oillio Group Ltd/The	48,287	576,480
Nisshin Seifun Group Inc	119,288	1,510,088
Nissin Foods Holdings Co Ltd (e)	106,798	1,930,716
Nissui Corp	162,070	1,278,014
Sakata Seed Corp	18,096	488,098
Toyo Suisan Kaisha Ltd	51,307	3,329,070
Umios Corp	76,107	623,663
Yakult Honsha Co Ltd (e)	135,236	2,393,360
Yamazaki Baking Co Ltd	65,766	1,389,819
		50,645,871
Household Products - 0.0%
Earth Corp	10,728	317,017
Lion Corp	143,220	1,535,336
Pigeon Corp (e)	73,651	933,492
Unicharm Corp	637,279	4,042,233
		6,828,078
Personal Care Products - 0.1%
Kao Corp	530,970	10,914,662
Kobayashi Pharmaceutical Co Ltd (e)	32,746	1,149,596
Kose Holdings Corp	20,385	725,514
Milbon Co Ltd	20,070	350,036
Noevir Holdings Co Ltd	9,795	305,749
Pola Orbis Holdings Inc	53,771	452,466
Rohto Pharmaceutical Co Ltd	110,508	1,654,992
Shiseido Co Ltd	237,425	4,690,009
		20,243,024
Tobacco - 0.1%
Japan Tobacco Inc	640,244	28,546,489
TOTAL CONSUMER STAPLES		173,008,046
Energy - 0.1%
Energy Equipment & Services - 0.0%
Modec Inc	26,235	1,694,434
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	64,528	1,605,783
ENEOS Holdings Inc	1,503,691	12,418,280
Idemitsu Kosan Co Ltd	446,295	3,653,608
Inpex Corp	515,833	11,889,263
Itochu Enex Co Ltd	26,868	364,439
Iwatani Corp	105,464	1,342,451
Japan Petroleum Exploration Co Ltd	86,705	964,762
San-Ai Obbli Co Ltd	33,152	482,166
		32,720,752
TOTAL ENERGY		34,415,186
Financials - 2.7%
Banks - 1.7%
77 Bank Ltd/The	107,904	2,337,898
Aichi Financial Group Inc	108,355	1,167,996
Aozora Bank Ltd (e)	59,794	1,134,633
Awa Bank Ltd/The	19,028	982,408
Bank of Iwate Ltd/The	38,800	518,893
Bank of Nagoya Ltd/The	19,723	795,971
CCI Group Inc	120,490	827,715
Chiba Bank Ltd/The	323,049	5,251,181
Chugin Financial Group Inc	85,695	1,765,779
Daishi Hokuetsu Financial Group Inc	126,624	1,818,940
First Bank of Toyama Ltd/The (e)	31,700	572,248
Fukuoka Financial Group Inc	92,572	4,231,491
Gunma Bank Ltd/The	184,818	2,904,483
Hachijuni Nagano Bank Ltd	215,827	3,353,526
Hirogin Holdings Inc	147,896	2,024,145
Hokuhoku Financial Group Inc	59,308	2,744,109
Hyakugo Bank Ltd/The	111,985	1,399,901
Hyakujushi Bank Ltd/The	52,800	930,327
Iyogin Holdings Inc	127,217	2,862,317
Japan Post Bank Co Ltd	1,044,777	20,200,905
Juroku Financial Group Inc	88,850	1,304,064
Keiyo Bank Ltd/The	55,705	912,428
Kiyo Bank Ltd/The	34,980	1,017,343
Kyoto Financial Group Inc	130,878	3,607,519
Kyushu Financial Group Inc	192,877	1,772,889
Mebuki Financial Group Inc	467,258	4,329,608
Mitsubishi UFJ Financial Group Inc	6,231,418	139,188,055
Miyazaki Bank Ltd/The	42,100	611,951
Mizuho Financial Group Inc	1,381,258	71,610,218
Musashino Bank Ltd/The	52,989	845,515
Nanto Bank Ltd/The	78,280	835,897
Nishi-Nippon Financial Holdings Inc	68,851	1,819,583
North Pacific Bank Ltd	160,011	1,147,196
Ogaki Kyoritsu Bank Ltd/The	20,853	928,078
Oita Bank Ltd/The	39,600	629,886
Rakuten Bank Ltd (d)	50,586	1,728,862
Resona Holdings Inc	1,216,133	16,491,750
San ju San Financial Group Inc	55,500	656,405
San-In Godo Bank Ltd/The	85,106	1,233,456
Senshu Ikeda Holdings Inc	145,355	852,119
Seven Bank Ltd	330,020	658,833
Shiga Bank Ltd/The	103,920	1,544,114
Shizuoka Financial Group Inc	241,411	4,761,836
Sumitomo Mitsui Financial Group Inc	2,121,291	91,149,620
Sumitomo Mitsui Trust Group Inc	1,476,976	15,187,275
Suruga Bank Ltd	72,337	1,171,456
Toho Bank Ltd/The	126,345	674,328
Tokyo Kiraboshi Financial Group Inc	134,648	1,415,585
TOMONY Holdings Inc	113,161	700,843
Yamaguchi Financial Group Inc	100,098	1,850,935
Yamanashi Chuo Bank Ltd/The	17,300	688,662
Yokohama Financial Group Inc	577,684	6,575,666
		435,726,841
Capital Markets - 0.2%
Daiwa Securities Group Inc	735,863	8,231,840
JAFCO Group Co ltd	35,045	491,764
Japan Exchange Group Inc	564,012	7,672,315
Matsui Securities Co Ltd	73,222	479,649
Monex Group Inc	95,173	419,030
Nihon M&A Center Holdings Inc	190,370	760,161
Nomura Holdings Inc	1,713,821	16,580,354
Okasan Securities Group Inc	88,230	610,093
SBI Holdings Inc	303,858	5,736,319
Tokai Tokyo Financial Holdings Inc	136,906	683,750
		41,665,275
Consumer Finance - 0.0%
Acom Co Ltd	267,366	795,959
AEON Financial Service Co Ltd	70,456	692,734
Credit Saison Co Ltd	72,621	2,057,152
Jaccs Co Ltd	15,380	360,653
Marui Group Co Ltd	97,038	1,807,774
Muninova Holdings Inc	236,192	658,557
		6,372,829
Financial Services - 0.2%
Financial Partners Group Co Ltd (e)	32,477	348,695
Fuyo General Lease Co Ltd	28,832	818,509
GMO Payment Gateway Inc	24,304	1,514,462
Japan Securities Finance Co Ltd	57,544	856,864
Mitsubishi HC Capital Inc	517,935	4,768,734
Mizuho Leasing Co Ltd	89,901	768,586
ORIX Corp	640,344	25,843,872
Ricoh Leasing Co Ltd	13,144	552,458
Sony Financial Group Inc	3,230,915	3,132,333
Tokyo Century Corp	78,413	1,281,356
Zenkoku Hosho Co Ltd	67,532	1,326,400
		41,212,269
Insurance - 0.6%
Daiichi Life Group Inc	2,005,860	24,185,395
Japan Post Holdings Co Ltd	981,412	14,519,364
Japan Post Insurance Co Ltd	307,990	3,391,311
LIFENET INSURANCE CO (d)	44,093	460,199
MS&AD Insurance Group Holdings Inc	695,799	21,419,178
Sompo Holdings Inc	477,727	21,209,472
T&D Holdings Inc	259,243	8,170,259
Tokio Marine Holdings Inc	1,044,616	53,240,318
		146,595,496
TOTAL FINANCIALS		671,572,710
Health Care - 0.8%
Biotechnology - 0.0%
GNI Group Ltd (d)(e)	32,507	503,220
Peptidream Inc (d)	55,373	327,892
SanBio Co Ltd (d)(e)	40,900	235,236
		1,066,348
Health Care Equipment & Supplies - 0.2%
Asahi Intecc Co Ltd	122,811	2,770,756
Eiken Chemical Co Ltd	19,500	262,073
Fukuda Denshi Co Ltd	7,950	564,458
Hoya Corp	197,575	30,212,581
Mani Inc	49,216	463,979
Menicon Co Ltd	40,646	441,791
Nakanishi Inc	36,744	698,274
Nihon Kohden Corp	93,466	930,600
Nipro Corp	87,923	896,954
Olympus Corp	622,029	7,109,410
Sysmex Corp	263,626	2,661,965
Terumo Corp	780,393	11,448,283
		58,461,124
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	98,211	1,424,552
As One Corp	39,725	598,577
H.U. Group Holdings Inc	34,100	728,746
Medipal Holdings Corp	106,876	1,924,464
Ship Healthcare Holdings Inc	49,503	793,037
Suzuken Co Ltd/Aichi Japan	32,910	1,049,928
Toho Holdings Co Ltd	33,107	834,903
		7,354,207
Health Care Technology - 0.0%
JMDC Inc (e)	16,740	326,873
M3 Inc (e)	232,971	2,610,016
		2,936,889
Pharmaceuticals - 0.6%
Astellas Pharma Inc	1,005,722	13,813,396
Chugai Pharmaceutical Co Ltd	393,001	17,052,845
Daiichi Sankyo Co Ltd	998,803	16,142,195
Eisai Co Ltd	155,264	4,667,680
Kaken Pharmaceutical Co Ltd	18,270	434,716
Kissei Pharmaceutical Co Ltd	20,885	533,281
Kyowa Kirin Co Ltd	135,677	2,177,960
Mochida Pharmaceutical Co Ltd	14,692	286,594
Nippon Shinyaku Co Ltd	31,094	661,391
Nxera Pharma Co Ltd (d)(e)	47,261	258,802
Ono Pharmaceutical Co Ltd	218,590	3,266,826
Otsuka Holdings Co Ltd	246,061	17,061,731
Santen Pharmaceutical Co Ltd	170,759	2,016,016
Sawai Group Holdings Co Ltd	68,263	705,108
Shionogi & Co Ltd	445,207	8,049,917
Sumitomo Pharma Co Ltd (d)	136,400	1,062,985
Takeda Pharmaceutical Co Ltd	927,200	31,836,008
Towa Pharmaceutical Co Ltd	17,823	445,819
Tsumura & Co	36,736	879,136
		121,352,406
TOTAL HEALTH CARE		191,170,974
Industrials - 3.7%
Aerospace & Defense - 0.0%
Astroscale Holdings Inc (d)(e)	50,900	317,319
QPS Holdings Inc (e)	22,900	219,062
		536,381
Air Freight & Logistics - 0.0%
Hamakyorex Co Ltd	40,108	460,121
Mitsui-Soko Holdings Co Ltd	32,659	737,151
NIPPON EXPRESS HOLDINGS INC	116,085	3,831,172
Sankyu Inc	23,827	1,409,433
SBS Holdings Inc	11,100	309,319
Senko Group Holdings Co Ltd	79,602	1,100,310
SG Holdings Co Ltd (e)	166,982	1,661,345
Yamato Holdings Co Ltd	131,483	1,706,277
		11,215,128
Building Products - 0.2%
AGC Inc	109,990	4,148,055
Bunka Shutter Co Ltd	42,744	508,096
Central Glass Co Ltd	14,589	360,975
Daikin Industries Ltd	153,829	22,282,880
Lixil Corp	155,025	1,683,702
Nichias Corp	94,041	1,949,119
Nichiha Corp	16,929	325,709
Nihon Dengi Co Ltd	27,200	354,846
Nitto Boseki Co Ltd	70,410	1,209,308
Sanwa Holdings Corp	105,359	2,258,483
Sinko Industries Ltd	36,536	279,595
Takara Standard Co Ltd	28,209	531,240
Takasago Thermal Engineering Co Ltd	53,298	1,411,451
TOTO Ltd	77,168	3,349,027
		40,652,486
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	197,964	1,455,137
Dai Nippon Printing Co Ltd	216,578	3,927,042
Daiei Kankyo Co Ltd	22,964	537,224
Daiseki Co Ltd	22,979	546,413
Duskin Co Ltd	26,088	728,464
Itoki Corp	26,600	487,337
Japan Elevator Service Holdings Co Ltd	87,778	930,306
Kokuyo Co Ltd	203,016	1,155,899
Matsuda Sangyo Co Ltd	9,200	309,319
Okamura Corp	38,814	566,614
Park24 Co Ltd	77,664	961,265
Pilot Corp	53,082	602,934
Secom Co Ltd	231,686	9,980,122
TOPPAN Holdings Inc	128,571	3,605,241
		25,793,317
Construction & Engineering - 0.2%
Chiyoda Corp (d)(e)	82,200	333,854
Chudenko Corp	21,509	662,496
COMSYS Holdings Corp	63,245	2,075,922
Dai-Dan Co Ltd	58,871	887,697
EXEO Group Inc	106,411	1,737,572
Hazama Ando Corp	92,548	1,054,426
INFRONEER Holdings Inc	120,186	1,944,439
JGC Holdings Corp	120,452	1,684,662
Kajima Corp	233,962	7,817,665
Kandenko Co Ltd	71,401	2,374,944
Kinden Corp (e)	66,054	2,906,932
Kraftia Corp	25,291	1,329,998
Kumagai Gumi Co Ltd	85,116	758,014
MIRAIT ONE corp	56,724	1,253,027
Nippon Densetsu Kogyo Co Ltd	23,009	575,648
Nishimatsu Construction Co Ltd	18,668	618,634
Obayashi Corp	367,801	7,228,872
Okumura Corp	21,503	775,901
Penta-Ocean Construction Co Ltd	148,656	1,383,680
Raito Kogyo Co Ltd	24,567	578,797
Sanki Engineering Co Ltd	65,120	926,310
Shimizu Corp	281,883	4,152,371
SHO-BOND Holdings Co Ltd (e)	99,652	824,788
Taikisha Ltd	25,920	679,227
Taisei Corp	84,163	6,817,411
Toa Corp/Tokyo	37,900	475,447
Toda Corp	125,146	1,161,786
Tokyu Construction Co Ltd	52,974	384,718
Totetsu Kogyo Co Ltd	14,905	388,324
Yokogawa Bridge Holdings Corp	24,904	460,767
		54,254,329
Electrical Equipment - 0.4%
Daihen Corp	10,822	905,486
Fuji Electric Co Ltd	80,113	6,991,407
Fujikura Ltd	882,084	22,384,080
Furukawa Electric Co Ltd	383,000	7,308,378
Mabuchi Motor Co Ltd	101,470	1,051,106
Mitsubishi Electric Corp	1,110,645	40,008,900
NIDEC CORP (d)	485,270	7,792,391
Nitto Kogyo Corp	15,942	430,005
PowerX Inc (e)	15,100	146,326
Sanyo Denki Co Ltd	14,400	487,475
Sinfonia Technology Co Ltd	13,182	1,072,510
SWCC Corp	15,707	1,082,718
Toyo Tanso Co Ltd	9,100	369,295
Ushio Inc	38,385	890,806
		90,920,883
Ground Transportation - 0.2%
Central Japan Railway Co	438,846	10,920,618
East Japan Railway Co	564,877	12,996,997
Fukuyama Transporting Co Ltd	10,569	393,924
Hankyu Hanshin Holdings Inc	131,993	3,905,398
Keikyu Corp	125,185	1,222,016
Keio Corp	300,360	1,525,968
Keisei Electric Railway Co Ltd	231,164	1,857,832
Kintetsu Group Holdings Co Ltd	99,939	2,170,825
Kyushu Railway Co	76,419	1,724,451
Nagoya Railroad Co Ltd	124,921	1,484,967
Nankai Electric Railway Co Ltd	56,385	1,055,622
Nikkon Holdings Co Ltd (e)	55,504	1,751,871
Nishi-Nippon Railroad Co Ltd	39,162	766,053
Odakyu Electric Railway Co Ltd	187,648	2,076,893
Seibu Holdings Inc	116,932	2,618,677
Seino Holdings Co Ltd	58,162	960,374
Sotetsu Holdings Inc	58,457	965,886
Tobu Railway Co Ltd	107,575	2,086,688
Tokyo Metro Co Ltd (e)	163,400	1,487,864
Tokyu Corp	281,953	3,095,264
West Japan Railway Co	243,541	4,595,575
		59,663,763
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	10,224	2,499,939
Hitachi Ltd	2,582,136	84,618,031
Keihan Holdings Co Ltd	54,169	1,110,190
Nisshinbo Holdings Inc	75,211	1,010,492
Sekisui Chemical Co Ltd	210,635	3,505,691
TOKAI Holdings Corp	63,599	462,919
		93,207,262
Machinery - 0.8%
Amada Co Ltd	182,044	3,123,177
CKD Corp	30,164	1,100,770
Daifuku Co Ltd	184,442	6,794,145
DMG Mori Co Ltd (e)	78,186	1,788,889
Ebara Corp	269,018	9,132,516
FANUC Corp	546,343	22,015,165
Fuji Corp/Aichi	39,912	1,783,122
Furukawa Co Ltd	12,400	271,736
Galilei Holdings Co Ltd	17,040	367,504
Glory Ltd	26,242	746,020
Harmonic Drive Systems Inc	33,191	1,246,318
Hitachi Construction Machinery Co Ltd	59,218	1,973,754
Hoshizaki Corp	64,281	2,292,487
IHI Corp	571,683	9,995,852
Japan Steel Works Ltd/The	38,897	1,802,206
Kanadevia Corp	101,997	750,307
Kawasaki Heavy Industries Ltd	425,575	7,270,804
Kitz Corp	37,840	513,734
Komatsu Ltd	502,276	21,793,887
Kubota Corp	565,272	9,590,121
Kurita Water Industries Ltd	60,123	3,230,850
Kyokuto Kaihatsu Kogyo Co Ltd	24,472	359,531
Makino Milling Machine Co Ltd	13,064	1,134,888
Makita Corp	127,831	4,117,488
Max Co Ltd	58,160	666,756
Meidensha Corp	20,252	1,194,041
MINEBEA MITSUMI Inc	191,940	4,371,266
MISUMI Group Inc	157,752	3,753,073
Mitsubishi Heavy Industries Ltd	1,871,734	43,728,084
Mitsuboshi Belting Ltd	17,451	445,660
Mitsui E&S Co Ltd	54,500	1,643,683
Miura Co Ltd	51,924	1,041,097
Nabtesco Corp	61,368	1,763,898
Nachi-Fujikoshi Corp	9,700	328,038
Namura Shipbuilding Co Ltd	32,858	881,188
NGK Corp	126,851	4,340,131
Nikkiso Co Ltd	24,400	564,121
Nomura Micro Science Co Ltd	15,400	377,119
Noritake Co Ltd	23,942	502,757
NSK Ltd	214,883	1,530,600
NTN Corp	299,041	722,975
OKUMA Corp	28,750	878,082
Organo Corp	14,751	1,327,167
OSG Corp	38,785	884,865
Shibaura Machine Co Ltd	16,931	433,875
Shinmaywa Industries Ltd	32,320	395,907
SMC Corp	31,839	13,756,368
Sumitomo Heavy Industries Ltd	61,616	1,991,856
Tadano Ltd	50,218	417,331
Takeuchi Manufacturing Co Ltd	18,759	868,659
Takuma Co Ltd	29,222	616,476
THK Co Ltd	59,306	2,440,412
Tocalo Co Ltd	37,037	664,298
Tsubakimoto Chain Co	45,247	725,986
Tsugami Corp	20,900	766,956
Union Tool Co	4,900	466,234
Yaskawa Electric Corp	131,572	3,917,926
		211,602,156
Marine Transportation - 0.1%
Iino Kaiun Kaisha Ltd	49,932	463,017
Kawasaki Kisen Kaisha Ltd	209,179	3,727,326
Mitsui OSK Lines Ltd	196,308	7,251,999
Nippon Yusen KK	227,171	8,722,801
		20,165,143
Passenger Airlines - 0.0%
ANA Holdings Inc (e)	97,851	1,911,204
Japan Airlines Co Ltd	85,661	1,579,979
		3,491,183
Professional Services - 0.3%
BayCurrent Inc	83,472	3,764,931
Funai Soken Holdings Inc	56,262	389,634
Infomart Corp	115,200	412,715
MEITEC Group Holdings Inc	39,413	825,000
Nomura Co Ltd	57,654	421,840
Open Up Group Inc	43,919	554,272
Persol Holdings Co Ltd	1,014,942	1,685,032
Recruit Holdings Co Ltd	774,235	61,227,142
SMS Co Ltd	38,578	535,637
Synspective Inc (d)(e)	35,100	250,206
TKC Corp	18,409	446,756
Transcosmos Inc	15,014	357,134
UT Group CO Ltd	334,440	385,160
Visional Inc (d)	14,945	823,475
		72,078,934
Trading Companies & Distributors - 1.0%
Hanwa Co Ltd	92,015	977,297
Inaba Denki Sangyo Co Ltd	61,530	1,097,318
Inabata & Co Ltd	28,209	697,628
ITOCHU Corp	3,215,470	40,352,900
Kanamoto Co Ltd	16,950	552,211
Kanematsu Corp	97,684	1,275,082
Marubeni Corp	824,099	26,635,445
Mitsubishi Corp	1,763,203	52,707,039
Mitsui & Co Ltd	1,378,455	42,296,905
MonotaRO Co Ltd	140,862	1,777,566
Nagase & Co Ltd	203,484	1,435,227
Nishio Holdings Co Ltd	14,864	398,728
Sojitz Corp	121,346	4,054,232
Sumitomo Corp	2,373,684	24,638,756
Toyota Tsusho Corp	373,199	15,489,754
Trusco Nakayama Corp	32,458	489,408
Yamazen Corp	33,914	375,709
Yuasa Co Ltd	10,895	395,193
		215,646,398
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	35,597	1,259,265
Kamigumi Co Ltd	45,499	1,477,549
Mitsubishi Logistics Corp	139,735	1,401,059
Sumitomo Warehouse Co Ltd/The	29,020	738,258
		4,876,131
TOTAL INDUSTRIALS		904,103,494
Information Technology - 2.5%
Electronic Equipment, Instruments & Components - 0.8%
Ai Holdings Corp (e)	26,499	488,033
Alps Alpine Co Ltd	98,404	1,347,934
Amano Corp	31,058	752,345
Anritsu Corp	79,024	1,727,086
Azbil Corp	258,660	2,678,429
Canon Marketing Japan Inc	50,628	1,137,655
Citizen Watch Co Ltd	115,104	1,523,789
Daiwabo Holdings Co Ltd	43,483	969,194
Dexerials Corp	91,567	1,848,358
Furuno Electric CO Ltd	12,300	553,793
Furuya Metal Co Ltd	9,200	375,616
Hamamatsu Photonics KK	167,768	2,388,528
Hioki EE Corp	5,600	387,717
Hirose Electric Co Ltd	15,983	2,693,276
Horiba Ltd	19,574	3,072,166
Hosiden Corp	26,924	478,065
Ibiden Co Ltd	136,096	13,615,431
Japan Aviation Electronics Industry Ltd	36,635	540,554
Jeol Ltd	24,884	1,263,283
Kaga Electronics Co Ltd	23,468	681,580
Keyence Corp	110,055	55,202,160
Kyocera Corp	683,700	15,593,006
Macnica Holdings Inc	80,153	1,622,668
Maruwa Co Ltd/Aichi	5,016	1,698,445
Meiko Electronics Co Ltd	10,897	1,368,769
Murata Manufacturing Co Ltd	946,496	43,126,484
Nichicon Corp	24,500	435,385
Nippon Electric Glass Co Ltd	40,049	1,319,322
Oki Electric Industry Co Ltd	45,805	773,701
Omron Corp	102,573	3,429,984
Rigaku Holdings Corp (e)	74,300	940,368
Riken Keiki Co Ltd	18,201	393,300
Ryoyo Ryosan Holdings Inc	21,125	385,951
Santec Holdings Corp (e)	3,000	312,266
Seikoh Giken Co Ltd	2,900	330,594
Shimadzu Corp	132,174	3,361,518
Taiyo Yuden Co Ltd	70,746	4,375,013
TDK Corp	1,108,435	21,313,507
Yokogawa Electric Corp	129,892	4,632,562
		199,137,835
IT Services - 0.3%
BIPROGY Inc	46,776	1,435,435
Dentsu Soken Inc	43,802	742,296
DTS Corp	96,760	703,708
Fujitsu Ltd	993,479	22,898,969
Future Corp	30,078	463,370
GMO internet group Inc	33,793	902,162
NEC Corp	718,740	21,359,996
Nomura Research Institute Ltd	222,636	6,586,364
NS Solutions Corp (e)	40,073	988,401
NSD Co Ltd	45,147	806,580
Obic Co Ltd	189,075	5,423,344
Otsuka Corp	132,295	2,729,849
SHIFT Inc (d)(e)	106,725	599,684
Simplex Holdings Inc	80,364	574,765
TISI Inc	122,619	2,939,714
		69,154,637
Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp	427,549	84,475,962
Disco Corp	50,748	18,139,081
Ferrotec Corp	24,346	1,227,994
Japan Material Co Ltd	42,344	582,325
Kioxia Holdings Corp (d)	183,400	51,120,263
Kokusai Electric Corp	129,200	5,815,906
Lasertec Corp	45,558	10,466,145
Megachips Corp	5,300	295,776
Micronics Japan Co Ltd	16,029	1,307,046
Mitsui High-Tec Inc	73,486	410,669
Optorun Co Ltd	17,500	320,293
Renesas Electronics Corp	1,011,322	20,270,694
Rohm Co Ltd	181,070	4,801,352
Rorze Corp	51,110	1,230,883
RS Technologies Co Ltd	8,300	320,282
Sanken Electric Co Ltd (d)	11,689	597,504
SCREEN Holdings Co Ltd	89,390	6,819,085
Shibaura Mechatronics Corp	37,675	1,003,754
Socionext Inc	102,827	1,207,294
SUMCO Corp	202,759	4,122,095
Tekscend Photomask Corp (e)	27,400	659,804
Tokyo Electron Ltd	261,709	87,499,080
Tokyo Seimitsu Co Ltd	23,519	2,448,994
Towa Corp	32,624	529,125
Tri Chemical Laboratories Inc	18,600	372,167
Ulvac Inc	25,937	1,367,962
Yamaichi Electronics Co Ltd	10,700	555,480
		307,967,015
Software - 0.0%
Freee KK (d)(e)	30,451	503,552
Justsystems Corp	15,661	397,356
Money Forward Inc (d)(e)	26,977	940,502
OBIC Business Consultants Co Ltd	18,709	949,478
Oracle Corp Japan	20,748	1,165,698
Rakus Co Ltd	103,078	696,144
Sansan Inc	48,053	610,723
Systena Corp	187,284	493,330
Trend Micro Inc/Japan (e)	73,645	2,967,294
		8,724,077
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	128,336	3,195,977
Canon Inc	459,842	12,799,760
Eizo Corp	19,648	354,714
FUJIFILM Holdings Corp	649,921	15,298,909
Konica Minolta Inc	259,012	946,333
Ricoh Co Ltd	295,413	2,898,883
Seiko Epson Corp	160,826	2,945,859
Sun Corp (e)	6,500	395,118
Toshiba TEC Corp	18,768	368,290
Wacom Co Ltd	71,162	343,252
		39,547,095
TOTAL INFORMATION TECHNOLOGY		624,530,659
Materials - 0.7%
Chemicals - 0.5%
ADEKA Corp	42,207	1,030,155
Aica Kogyo Co Ltd	28,941	667,271
Air Water Inc	100,270	1,572,576
Artience Co Ltd	21,038	582,853
Asahi Kasei Corp	720,355	7,689,749
C Uyemura & Co Ltd	5,501	763,451
Chugoku Marine Paints Ltd	22,575	503,473
Daicel Corp	128,595	1,160,328
Denka Co Ltd	47,444	1,005,049
DIC Corp	43,049	1,183,846
Fujimi Inc	33,880	793,056
Fuso Chemical Co Ltd	33,846	774,755
Ise Chemicals Corp (e)	10,400	218,157
JCU Corp	11,638	423,245
Kaneka Corp	23,558	838,107
Kansai Paint Co Ltd	95,960	1,698,642
KH Neochem Co Ltd	22,153	455,826
Konishi Co Ltd	38,273	337,390
Kuraray Co Ltd	162,559	1,864,466
Kureha Corp	14,695	393,063
Lintec Corp	23,708	908,853
MEC Co Ltd	9,100	472,318
Mitsubishi Chemical Group Corp	707,243	5,204,496
Mitsubishi Gas Chemical Co Inc	86,302	2,229,206
Mitsui Chemicals Inc	208,012	2,734,895
Nihon Parkerizing Co Ltd	55,812	577,871
Nippon Kayaku Co Ltd	68,999	829,170
Nippon Paint Holdings Co Ltd	548,026	4,135,369
Nippon Sanso Holdings Corp	100,800	3,623,685
Nippon Shokubai Co Ltd	70,027	942,011
Nippon Soda Co Ltd	28,194	673,187
Nissan Chemical Corp (e)	69,519	3,231,425
Nitto Denko Corp	392,845	8,295,478
NOF Corp	112,448	1,953,830
Osaka Soda Co Ltd	42,275	462,896
PILLAR Corp /Japan	10,315	596,223
Resonac Holdings Corp (e)	103,242	8,599,969
Sakata INX Corp	25,121	391,843
Shikoku Kasei Holdings Corp	29,600	506,520
Shin-Etsu Chemical Co Ltd	957,239	34,125,703
Sumitomo Bakelite Co Ltd	38,548	1,543,530
Sumitomo Chemical Co Ltd	835,661	2,704,040
T Hasegawa Co Ltd	19,504	396,033
Taiyo Holdings Co Ltd	45,150	1,331,825
Teijin Ltd	107,145	1,091,971
Toagosei Co Ltd	49,070	548,536
Tokai Carbon Co Ltd	115,164	1,098,311
Tokuyama Corp	34,685	813,591
Tokyo Ohka Kogyo Co Ltd	51,991	2,815,721
Toray Industries Inc	764,505	5,491,634
Tosoh Corp	157,104	2,642,250
Toyobo Co Ltd	51,737	486,683
UBE Corp	50,616	1,002,354
Zeon Corp	79,021	1,108,152
		127,525,037
Construction Materials - 0.0%
Sumitomo Osaka Cement Co Ltd	18,264	617,430
Taiheiyo Cement Corp	63,241	1,601,433
		2,218,863
Containers & Packaging - 0.0%
FP Corp	27,285	432,809
Fuji Seal International Inc	27,264	513,637
Rengo Co Ltd	112,420	1,050,803
Toyo Seikan Group Holdings Ltd	59,602	1,514,426
		3,511,675
Metals & Mining - 0.2%
Aichi Steel Corp	21,000	385,289
ARE Holdings Inc	43,168	830,651
Daido Steel Co Ltd	77,018	1,082,534
Dowa Holdings Co Ltd	30,985	1,580,891
JFE Holdings Inc	329,196	3,735,098
JX Advanced Metals Corp	321,300	7,443,940
Kobe Steel Ltd	217,202	2,811,315
Maruichi Steel Tube Ltd	97,157	1,084,996
Mitsubishi Materials Corp	72,396	1,879,000
Mitsui Kinzoku Co Ltd	31,574	5,944,537
Nippon Light Metal Holdings Co Ltd	36,152	608,153
Nippon Steel Corp	2,821,985	11,496,262
Nittetsu Mining Co Ltd (e)	25,000	468,353
Sumitomo Metal Mining Co Ltd	138,999	6,986,845
Tokyo Steel Manufacturing Co Ltd	35,655	395,681
UACJ Corp	92,000	1,342,864
Yamato Kogyo Co Ltd	19,930	1,677,791
Yodoko Ltd	57,600	498,838
		50,253,038
Paper & Forest Products - 0.0%
Daio Paper Corp	60,548	376,838
Hokuetsu Corp	65,840	376,801
Nippon Paper Industries Co Ltd	68,525	590,157
Oji Holdings Corp	416,949	2,292,718
		3,636,514
TOTAL MATERIALS		187,145,127
Real Estate - 0.4%
Diversified REITs - 0.1%
Activia Properties Inc	1,120	1,003,153
Daiwa House REIT Investment Corp	2,451	1,897,697
Hankyu Hanshin REIT Inc	383	346,643
Heiwa Real Estate REIT Inc	736	620,235
Hulic Reit Inc	725	716,686
KDX Realty Investment Corp	2,196	2,146,271
Mirai Corp	1,302	340,984
MIRARTH Real Estate Investment Corp	843	437,218
Mori Trust Reit Inc	1,436	687,170
Nomura Real Estate Master Fund Inc	2,221	2,124,259
NTT UD REIT Investment Corp	899	773,950
Sekisui House Reit Inc	2,218	1,054,884
Star Asia Investment Corp	1,855	623,042
United Urban Investment Corp	1,736	1,774,032
		14,546,224
Hotel & Resort REITs - 0.0%
Hoshino Resorts REIT Inc	403	616,530
Invincible Investment Corp	4,298	1,647,105
Japan Hotel REIT Investment Corp	3,358	1,711,123
		3,974,758
Industrial REITs - 0.0%
CRE Logistics REIT Inc	444	392,723
GLP J-REIT	2,443	2,220,084
Industrial & Infrastructure Fund Investment Corp	1,274	1,127,254
Japan Logistics Fund Inc	1,579	979,140
LaSalle Logiport REIT	982	939,369
Mitsubishi Estate Logistics REIT Investment Corp	837	653,728
Mitsui Fudosan Logistics Park Inc	1,793	1,214,488
Nippon Prologis REIT Inc	3,821	2,171,498
SOSiLA Logistics REIT Inc	530	361,892
		10,060,176
Office REITs - 0.1%
Daiwa Office Investment Corp	296	633,048
Global One Real Estate Investment Corp	716	503,071
Ichigo Office REIT Investment Corp	538	324,927
Japan Excellent Inc	690	623,838
Japan Prime Realty Investment Corp	1,955	1,201,283
Japan Real Estate Investment Corp	3,753	2,871,984
Mori Hills REIT Investment Corp	808	658,889
Nippon Building Fund Inc	4,285	3,614,427
NIPPON REIT Investment Corp	1,115	586,426
Orix JREIT Inc	2,990	1,934,828
Tokyu REIT Inc	411	489,312
		13,442,033
Real Estate Management & Development - 0.2%
Daito Trust Construction Co Ltd	163,485	3,450,853
Daiwa House Industry Co Ltd	324,366	9,525,515
Heiwa Real Estate Co Ltd	27,452	404,403
Hulic Co Ltd	263,130	2,893,048
Ichigo Inc	115,026	297,669
Kasumigaseki Capital Co Ltd (e)	11,182	518,725
Katitas Co Ltd	31,728	672,249
Leopalace21 Corp	150,684	637,507
Mitsubishi Estate Co Ltd	605,090	14,689,880
Mitsui Fudosan Co Ltd	1,450,981	14,134,610
Nomura Real Estate Holdings Inc	317,570	1,824,907
Relo Group Inc	55,814	704,199
Starts Corp Inc	21,570	639,608
Sumitomo Realty & Development Co Ltd	343,960	7,709,636
Tokyo Tatemono Co Ltd	103,643	2,186,999
Tokyu Fudosan Holdings Corp	317,001	2,634,732
		62,924,540
Residential REITs - 0.0%
Advance Residence Investment Corp	1,539	1,427,936
Comforia Residential REIT Inc	1,192	763,991
Daiwa Securities Living Investments Corp	1,215	740,588
Mitsui Fudosan Accommodations Fund Inc	1,423	1,096,350
		4,028,865
Retail REITs - 0.0%
AEON REIT Investment Corp	928	709,347
Fukuoka REIT Corp	419	470,288
Japan Metropolitan Fund Invest	4,092	3,022,626
Mitsui Fudosan Retail Fund Investment Corp	1,471	756,889
		4,959,150
TOTAL REAL ESTATE		113,935,746
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	383,018	6,631,986
Chugoku Electric Power Co Inc/The	168,031	984,705
Hokkaido Electric Power Co Inc (e)	97,751	623,463
Hokuriku Electric Power Co	105,727	632,720
Kansai Electric Power Co Inc/The	552,002	8,359,782
Kyushu Electric Power Co Inc	241,023	2,670,301
Shikoku Electric Power Co Inc	96,197	998,259
Tohoku Electric Power Co Inc	276,291	2,030,262
Tokyo Electric Power Co Holdings Inc (d)	845,916	2,730,890
		25,662,368
Gas Utilities - 0.1%
Nippon Gas Co Ltd	57,481	1,024,155
Osaka Gas Co Ltd	196,825	6,752,852
Toho Gas Co Ltd	153,692	1,113,111
Tokyo Gas Co Ltd	174,125	6,722,073
		15,612,191
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	81,655	1,931,659
TOTAL UTILITIES		43,206,218
TOTAL JAPAN		3,719,559,206
KOREA (SOUTH) - 5.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	74,903	758,831
Entertainment - 0.0%
HYBE Co Ltd (e)	14,161	1,637,869
JYP Entertainment Corp	16,674	495,911
Krafton Inc	16,872	2,817,179
NC Corp	7,527	1,209,152
Netmarble Corp (b)(c)	17,728	468,028
Pearl Abyss Corp (d)(e)	20,548	477,910
SM Entertainment Co Ltd	6,361	300,210
		7,406,259
Interactive Media & Services - 0.1%
Kakao Corp	188,161	4,791,075
NAVER Corp	82,805	11,712,584
		16,503,659
Media - 0.0%
Cheil Worldwide Inc	40,237	525,110
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	60,973	3,404,265
TOTAL COMMUNICATION SERVICES		28,598,124
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
DN Automotive Corp	14,354	394,105
Hankook Tire & Technology Co Ltd	41,772	1,922,687
Hanon Systems (d)	222,512	497,995
HL Mando Co Ltd	19,660	596,842
Hyundai Mobis Co Ltd	34,585	11,051,168
Hyundai Wia Corp	10,679	423,425
SL Corp	9,720	349,323
		15,235,545
Automobiles - 0.2%
Hyundai Motor Co	77,421	20,267,802
Kia Corp	137,613	12,258,767
		32,526,569
Broadline Retail - 0.0%
Hyundai Department Store Co Ltd	7,170	578,687
Lotte Shopping Co Ltd	6,788	541,767
Shinsegae Inc	3,494	998,863
		2,119,317
Distributors - 0.0%
Silicon2 Co Ltd	19,291	449,845
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)(e)	96,936	4,225,715
Hanjin Kal Corp (e)	13,889	1,048,609
Kangwon Land Inc	62,571	634,161
Lotte Tour Development Co Ltd (d)	26,528	210,602
Paradise Co Ltd	26,701	178,040
		6,297,127
Household Durables - 0.0%
Coway Co Ltd	31,698	1,984,165
LG Electronics Inc	62,030	6,793,251
		8,777,416
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (d)	19,725	588,595
Textiles, Apparel & Luxury Goods - 0.0%
F&F Co Ltd	8,621	478,177
Misto Holdings Corp	19,550	606,100
Youngone Corp	12,271	753,167
Youngone Holdings Co Ltd	3,533	464,975
		2,302,419
TOTAL CONSUMER DISCRETIONARY		68,296,833
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	4,815	412,334
Dongsuh Cos Inc	20,301	356,394
E-MART Inc	11,828	643,237
GS Retail Co Ltd	24,523	415,223
		1,827,188
Food Products - 0.0%
CJ CheilJedang Corp	5,159	677,721
NongShim Co Ltd	2,471	652,602
Orion Corp/Republic of Korea	14,368	1,301,897
Otoki Corp	1,434	321,265
Samyang Foods Co Ltd (e)	2,436	1,962,338
		4,915,823
Personal Care Products - 0.1%
Amorepacific Corp	17,639	1,571,564
Amorepacific Holdings Corp	26,743	469,200
APR Corp/Korea (e)	14,470	3,172,974
Cosmax Inc	4,996	633,902
D'Alba Global Co Ltd	3,041	458,811
Kolmar Korea Co Ltd	10,017	655,071
LG H&H Co Ltd	6,481	1,279,443
		8,240,965
Tobacco - 0.0%
KT&G Corp	53,406	6,566,243
TOTAL CONSUMER STAPLES		21,550,219
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	24,955	3,385,684
S-Oil Corp	24,720	2,187,339
SK Innovation Co Ltd (d)	37,621	2,847,220
TOTAL ENERGY		8,420,243
Financials - 0.4%
Banks - 0.3%
BNK Financial Group Inc	149,247	1,545,508
Hana Financial Group Inc	159,684	13,637,788
iM Financial Group Co Ltd	83,603	968,528
Industrial Bank of Korea	155,477	2,202,398
JB Financial Group Co Ltd	64,562	1,163,402
KakaoBank Corp	100,863	1,528,526
KB Financial Group Inc	207,406	23,983,710
Shinhan Financial Group Co Ltd	243,474	16,699,728
Woori Financial Group Inc	373,158	8,535,009
		70,264,597
Capital Markets - 0.0%
Daishin Securities Co Ltd	23,981	422,547
Daou Technology Inc	14,280	359,535
Hanwha Investment & Securities Co Ltd (d)	85,983	241,263
KIWOOM Securities Co Ltd	8,356	1,648,527
Korea Investment Holdings Co Ltd	25,148	3,507,760
Mirae Asset Securities Co Ltd (e)	115,882	2,719,923
NH Investment & Securities Co Ltd	80,793	1,563,522
Samsung Securities Co Ltd	36,550	2,447,745
Shinyoung Securities Co Ltd	2,635	252,687
		13,163,509
Financial Services - 0.0%
Meritz Financial Group Inc (d)	40,770	3,456,713
Insurance - 0.1%
DB Insurance Co Ltd	25,379	2,715,401
Hanwha Life Insurance Co Ltd (d)	170,969	510,828
Hyundai Marine & Fire Insurance Co Ltd (d)	35,273	927,025
Korean Reinsurance Co	79,359	753,358
Samsung Fire & Marine Insurance Co Ltd	17,085	7,305,949
Samsung Life Insurance Co Ltd	46,901	9,713,769
		21,926,330
TOTAL FINANCIALS		108,811,149
Health Care - 0.2%
Biotechnology - 0.2%
ABLBio Inc (d)	22,553	1,032,906
Alteogen Inc	23,903	5,061,842
APRILBIO Co Ltd (d)	10,186	154,597
Celltrion Inc	89,597	11,408,391
D&D PharmaTech Inc	10,527	364,112
GI Innovation Inc (d)	33,669	171,525
Green Cross Corp/South Korea	3,489	278,221
Hugel Inc (d)	3,217	512,618
L&C Bio Co Ltd	10,503	373,399
Medytox Inc	4,430	219,335
Naturecell Co Ltd (d)	30,974	466,075
OliX Pharmaceuticals Inc (d)	9,172	594,498
PharmaResearch Co Ltd	3,956	918,149
Samsung Episholdings Co Ltd (e)	3,745	960,766
Seegene Inc	18,931	349,964
SK Bioscience Co Ltd (d)	24,246	562,184
Voronoi Inc (d)	6,662	510,852
		23,939,434
Health Care Equipment & Supplies - 0.0%
Classys Inc	17,642	499,201
HLB Co Ltd (d)(e)	69,747	1,466,108
		1,965,309
Health Care Providers & Services - 0.0%
Chabiotech Co Ltd (d)	34,575	199,256
Health Care Technology - 0.0%
Lunit Inc	43,721	276,489
Life Sciences Tools & Services - 0.0%
Curiox Biosystems Co Ltd (d)	8,154	210,305
LigaChem Biosciences Inc (d)	14,482	863,158
Peptron Inc (d)	12,183	1,067,175
Samsung Biologics Co Ltd (b)(c)(d)	6,727	6,838,186
		8,978,824
Pharmaceuticals - 0.0%
Caregen Co Ltd	8,588	326,331
Celltrion Pharm Inc	12,937	357,860
Chong Kun Dang Pharmaceutical Corp	7,203	332,111
Daewoong Pharmaceutical Co Ltd	3,932	308,322
Hanall Biopharma Co Ltd (d)	18,799	552,907
Hanmi Pharm Co Ltd	3,775	859,816
HK inno N Corp	9,095	225,371
Mezzion Pharma Co Ltd (d)	12,205	491,599
Oscotec Inc (d)	18,770	388,343
Sam Chun Dang Pharm Co Ltd	8,464	862,396
SK Biopharmaceuticals Co Ltd (d)	18,521	1,005,430
ST Pharm Co Ltd	8,548	521,009
Yuhan Corp	33,157	1,672,848
		7,904,343
TOTAL HEALTH CARE		43,263,655
Industrials - 0.8%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	19,634	12,453,968
Hanwha Systems Co Ltd	45,417	1,965,294
Korea Aerospace Industries Ltd (e)	41,182	3,622,746
LIG Defense&Aerospace Co Ltd	7,343	3,545,017
		21,587,025
Air Freight & Logistics - 0.0%
CJ Logistics Corp	5,610	286,269
Hyundai Glovis Co Ltd	22,746	3,082,185
		3,368,454
Commercial Services & Supplies - 0.0%
HD Hyundai Marine Solution Co Ltd	8,124	1,019,424
KEPCO Plant Service & Engineering Co Ltd	17,672	544,720
S-1 Corp	10,318	504,883
		2,069,027
Construction & Engineering - 0.0%
Daewoo Engineering & Construction Co Ltd (d)(e)	117,672	997,607
DL E&C Co Ltd	17,903	707,440
GS Engineering & Construction Corp	40,289	632,768
Hyundai Engineering & Construction Co Ltd	43,660	2,795,084
IPARK Hyundai Development Co	23,839	324,256
KEPCO Engineering & Construction Co Inc	8,393	507,076
Samsung E&A Co Ltd	91,709	2,682,277
		8,646,508
Electrical Equipment - 0.2%
CS Wind Corp	16,350	420,521
Doosan Enerbility Co Ltd (d)	264,073	11,957,362
Doosan Fuel Cell Co Ltd (d)	23,399	394,042
Ecopro BM Co Ltd (e)	32,532	2,296,013
Ecopro Co Ltd (e)	59,281	3,206,403
Ecopro Materials Co Ltd (d)	18,430	404,544
HD Hyundai Electric Co Ltd	13,613	6,219,728
Hyosung Heavy Industries Corp	2,975	4,777,186
Iljin Electric Co Ltd	14,032	492,715
L&F Co Ltd (d)	17,613	876,565
LG Energy Solution Ltd (d)(e)	27,182	6,075,812
LS Corp	9,896	1,764,541
LS Eco Energy Ltd	6,966	190,662
LS Electric Co Ltd	43,523	5,414,672
LS Materials Ltd	24,130	170,334
POSCO Future M Co Ltd	19,471	1,825,560
Sanil Electric Co Ltd	9,201	882,657
Shinsung Delta Tech Co Ltd	10,662	212,965
SPG Co Ltd	8,222	527,903
Taihan Cable & Solution Co Ltd (d)	42,505	668,238
		48,778,423
Industrial Conglomerates - 0.4%
CJ Corp	8,021	710,827
Doosan Co Ltd	4,226	3,296,868
GS Holdings Corp	26,274	1,606,094
Hanwha Corp (g)	13,944	809,796
Hyosung Corp	4,650	456,899
LG Corp	50,318	3,446,892
Lotte Corp	20,692	319,988
Samsung C&T Corp	47,580	10,951,746
SK Inc	21,320	7,869,769
SK Square Co Ltd	53,996	36,684,144
		66,153,023
Machinery - 0.1%
BHI Co Ltd (d)	13,027	359,021
Doosan Bobcat Inc	29,967	1,218,879
Doosan Robotics Inc (d)(e)	12,352	521,843
Hanwha Engine (d)	30,778	816,076
Hanwha Ocean Co Ltd (d)	77,405	4,527,565
HD Construction Equipment Co Ltd	18,168	1,531,380
HD Hyundai Heavy Industries Co Ltd (e)	18,254	6,038,603
HD Korea Shipbuilding & Offshore Engineering Co Ltd	25,249	6,624,899
HD-Hyundai Marine Engine (d)	14,133	473,982
HJ Shipbuilding & Construction Co Ltd (d)	26,925	289,964
Hyundai Elevator Co Ltd	15,750	728,270
Hyundai Rotem Co Ltd	41,241	3,786,664
People & Technology Inc	11,235	218,525
Rainbow Robotics (d)	4,725	1,387,783
Samsung Heavy Industries Co Ltd (d)	384,571	5,649,426
STX Engine Co Ltd (d)	11,199	176,062
		34,348,942
Marine Transportation - 0.0%
HMM Co Ltd (e)	137,110	1,973,948
Pan Ocean Co Ltd	164,540	615,967
		2,589,915
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	110,930	1,941,712
Trading Companies & Distributors - 0.0%
LX INTERNATIONAL CORP	20,326	523,929
Posco International Corp	27,103	976,305
SK Networks Co Ltd	67,846	338,209
		1,838,443
TOTAL INDUSTRIALS		191,321,472
Information Technology - 3.5%
Communications Equipment - 0.0%
Intellian Technologies Inc	4,776	187,954
KMW Co Ltd (d)	19,566	187,939
Seojin System Co Ltd (d)	17,275	385,832
		761,725
Electronic Equipment, Instruments & Components - 0.1%
Daeduck Electronics Co Ltd / New	19,860	1,285,276
Daejoo Electronic Materials Co Ltd	6,735	326,074
Hanwha Vision Co Ltd (d)	19,328	542,484
IsuPetasys Co Ltd	31,766	1,575,849
LG Display Co Ltd (d)(e)	177,660	1,104,358
LG Innotek Co Ltd	8,230	2,808,533
Lotte Energy Materials Corp (d)	13,212	243,792
Park Systems Corp	2,801	482,977
Robotis Co Ltd (d)	5,831	721,739
Samsung Electro-Mechanics Co Ltd	32,751	24,727,136
Samsung SDI Co Ltd (d)	35,444	9,549,284
		43,367,502
IT Services - 0.0%
Clobot Co Ltd (d)	15,505	244,775
Clobot Co Ltd rights 8/14/2026 (d)	2,059	3,063
Posco DX Co Ltd	31,240	409,817
Samsung SDS Co Ltd	22,636	3,152,769
		3,810,424
Semiconductors & Semiconductor Equipment - 1.5%
DB HiTek Co Ltd	16,950	950,974
Eo Technics Co Ltd	4,727	947,022
Eugene Technology Co Ltd	8,218	612,566
Fadu Inc (d)	17,166	731,138
Hana Micron Inc	26,830	532,759
Hanmi Semiconductor Co Ltd (e)	23,458	3,350,501
HD Hyundai Energy Solutions Co Ltd (d)	3,258	250,048
HPSP Co Ltd	38,061	886,099
ISC Co Ltd	5,972	519,937
Jeju Semiconductor Corp (d)	17,255	738,826
Jusung Engineering Co Ltd	15,922	1,298,261
Koh Young Technology Inc	28,025	515,704
KoMiCo Ltd (g)	6,667	251,347
LEENO Industrial Inc	27,789	1,206,763
LX Semicon Co Ltd	9,442	221,606
PSK Holdings Inc	4,655	303,686
PSK Inc	11,404	992,300
Rfhic Corp	9,972	290,723
S&S Tech Corp	8,679	237,956
SIMMTECH Co Ltd	14,121	777,633
SK Hynix Inc	322,640	362,023,910
Taesung Co Ltd (d)	11,576	248,191
TechWing Inc	16,142	450,506
Tokai Carbon Korea Co Ltd	2,799	311,925
TSE Co Ltd	2,564	324,582
Wonik Holdings Co Ltd (d)	22,500	232,941
WONIK IPS Co Ltd	18,555	1,202,996
		380,410,900
Technology Hardware, Storage & Peripherals - 1.9%
CosmoAM&T Co Ltd (d)	13,377	295,263
Samsung Electronics Co Ltd	2,735,684	470,461,784
		470,757,047
TOTAL INFORMATION TECHNOLOGY		899,107,598
Materials - 0.1%
Chemicals - 0.1%
Dongjin Semichem Co Ltd	19,243	507,263
Foosung Co Ltd (d)	48,009	291,678
Han Kuk Carbon Co Ltd	18,521	272,972
Hansol Chemical Co Ltd	5,202	730,822
Hanwha Solutions Corp (d)	90,323	1,570,806
Hyosung TNC Corp	1,733	364,569
ISU Specialty Chemical (d)	11,214	399,456
KCC Corp	2,688	699,112
Kolon Industries Inc	11,575	376,983
Kum Yang Co Ltd (d)(g)	19,256	0
Kumho Petrochemical Co Ltd	8,627	677,462
Lake Materials Co Ltd	24,565	181,654
LG Chem Ltd	21,621	3,783,647
Lotte Chemical Corp	10,705	412,344
LOTTE Fine Chemical Co Ltd	10,212	311,739
OCI Holdings Co Ltd	7,497	976,646
SKC Co Ltd (d)	15,038	729,489
Soulbrain Co Ltd	2,155	368,716
		12,655,358
Metals & Mining - 0.0%
Hyundai Steel Co	50,311	902,724
Poongsan Corp	11,143	553,394
POSCO Holdings Inc	41,418	8,836,083
SeAH Besteel Holdings Corp	8,496	193,288
		10,485,489
TOTAL MATERIALS		23,140,847
Real Estate - 0.0%
Diversified REITs - 0.0%
SK REITs Co Ltd	104,553	387,535
Industrial REITs - 0.0%
ESR Kendall Square REIT Co Ltd	99,064	220,448
TOTAL REAL ESTATE		607,983
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	147,865	3,510,737
Gas Utilities - 0.0%
Korea Gas Corp	15,178	361,637
Independent Power and Renewable Electricity Producers - 0.0%
SK Eternix Co Ltd (d)	13,161	403,425
TOTAL UTILITIES		4,275,799
TOTAL KOREA (SOUTH)		1,397,393,922
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kuwait Telecommunications Co	225,721	457,424
Mobile Telecommunications Co KSCP	1,074,957	2,074,174
TOTAL COMMUNICATION SERVICES		2,531,598
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Humansoft Holding Co KSC	62,297	483,033
Specialty Retail - 0.0%
Ali Alghanim Sons Automotive Co KSCC	142,297	412,082
TOTAL CONSUMER DISCRETIONARY		895,115
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	852,751	738,647
Boubyan Bank KSCP	970,793	2,020,655
Burgan Bank SAK	716,505	435,368
Gulf Bank KSCP	1,234,213	1,404,147
Kuwait Finance House KSCP	6,568,474	16,665,327
Kuwait International Bank KSCP	583,901	481,237
Kuwait Projects Co Holding KSCP	1,558,403	401,941
National Bank of Kuwait SAKP	5,115,753	14,186,542
Warba Bank KSCP	1,557,491	1,404,460
		37,738,324
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	61,895	561,136
TOTAL FINANCIALS		38,299,460
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	2,578,443	1,186,379
Agility Public Warehousing Co KSCC	1,082,884	510,992
		1,697,371
Electrical Equipment - 0.0%
Gulf Cables & Electrical Industries Group Co. KSCP	55,466	299,201
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	1,288,278	945,181
TOTAL INDUSTRIALS		2,941,753
Materials - 0.0%
Chemicals - 0.0%
Boubyan Petrochemicals Co KSCP	243,737	488,419
Construction Materials - 0.0%
National Industries Co KSC	51,531	44,802
TOTAL MATERIALS		533,221
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Commercial Real Estate Co KSC	951,224	593,362
Kuwait Real Estate Co KSC	592,831	634,218
Mabanee Co KPSC	410,323	1,230,704
Salhia Real Estate Co KSCP	257,785	319,107
TOTAL REAL ESTATE		2,777,391
TOTAL KUWAIT		47,978,538
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
RTL Group SA (Germany) (e)	23,808	890,889
SES SA Series A depository receipt	218,900	1,452,703
TOTAL COMMUNICATION SERVICES		2,343,592
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(c)(e)	125,614	2,101,799
Reinet Investments SCA (South Africa)	79,189	2,160,834
TOTAL FINANCIALS		4,262,633
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	66,368	5,216,439
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	25,415	1,332,310
ArcelorMittal SA	249,435	17,471,009
TOTAL MATERIALS		18,803,319
TOTAL LUXEMBOURG		30,625,983
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	1,133,747	4,944,267
MGM China Holdings Ltd	534,400	774,098
Sands China Ltd	1,396,943	2,622,029
SJM Holdings Ltd (d)(e)	1,880,462	381,252
Wynn Macau Ltd	1,058,571	766,689

TOTAL MACAU		9,488,335
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	718,224	1,361,745
TIME dotCom Bhd	721,303	1,059,176
		2,420,921
Wireless Telecommunication Services - 0.0%
CELCOMDIGI BHD	1,841,345	1,343,497
Maxis Bhd	1,294,617	1,172,333
		2,515,830
TOTAL COMMUNICATION SERVICES		4,936,751
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	1,326,357	687,941
Genting Malaysia Bhd	1,285,009	549,469
		1,237,410
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	1,826,205	705,754
TOTAL CONSUMER DISCRETIONARY		1,943,164
Consumer Staples - 0.1%
Beverages - 0.0%
Carlsberg Brewery Malaysia Bhd	125,604	489,229
Fraser & Neave Holdings Bhd	86,388	587,357
Heineken Malaysia Bhd	102,432	479,756
		1,556,342
Food Products - 0.1%
Farm Fresh Bhd	806,200	441,470
IOI Corp Bhd	1,466,094	1,588,325
Kuala Lumpur Kepong Bhd	293,180	1,509,535
Nestle Malaysia Bhd	4,601	113,883
PPB Group Bhd	381,800	877,159
QL Resources Bhd	932,950	912,672
SD Guthrie Bhd	1,211,796	1,930,710
United Plantations BHD	140,794	1,163,432
		8,537,186
TOTAL CONSUMER STAPLES		10,093,528
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	1,918,558	931,931
Yinson Holdings BHD	714,722	340,835
TOTAL ENERGY		1,272,766
Financials - 0.2%
Banks - 0.2%
Alliance Bank Malaysia Bhd	696,189	811,216
AMMB Holdings Bhd	1,508,493	2,498,406
Bank Islam Malaysia Bhd	533,600	277,883
CIMB Group Holdings Bhd	4,608,467	8,899,818
Hong Leong Bank Bhd	402,455	2,171,433
Malayan Banking Bhd	3,346,571	8,921,929
MBSB Bhd	1,798,798	279,631
Public Bank Bhd	8,572,388	10,837,391
RHB Bank Bhd	1,083,321	2,265,845
		36,963,552
Capital Markets - 0.0%
Bursa Malaysia Bhd	277,348	583,345
TOTAL FINANCIALS		37,546,897
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Hartalega Holdings Bhd	1,051,600	262,430
Top Glove Corp Bhd	3,412,903	555,469
		817,899
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	979,304	2,002,255
Kpj Healthcare Bhd	1,082,794	821,726
Sunway Healthcare Holdings bhd	23	11
		2,823,992
TOTAL HEALTH CARE		3,641,891
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Frontken Corp Bhd	901,187	1,146,808
Construction & Engineering - 0.1%
Gamuda Bhd	3,090,794	3,229,392
IJM Corp Bhd	1,473,294	865,858
Kelington Group Bhd	372,200	755,050
Sunway Construction Group Bhd	313,800	607,561
		5,457,861
Industrial Conglomerates - 0.0%
Sime Darby Bhd	1,708,629	902,355
Sunway Bhd	1,587,200	2,047,900
Tanco Holdings Bhd (d)	1,418,100	89,413
		3,039,668
Machinery - 0.0%
UWC BHD (d)	259,900	402,625
Marine Transportation - 0.0%
MISC Bhd	792,302	1,535,181
Professional Services - 0.0%
Zetrix Ai Bhd	3,169,994	576,726
TOTAL INDUSTRIALS		12,158,869
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
VS Industry Bhd warrants 9/5/2026 (d)	141,146	0
Semiconductors & Semiconductor Equipment - 0.0%
Greatech Technology Bhd (d)	694,200	402,530
Inari Amertron Bhd	1,507,441	816,404
Malaysian Pacific Industries Bhd	51,942	581,900
ViTrox Corp Bhd	387,482	821,397
		2,622,231
TOTAL INFORMATION TECHNOLOGY		2,622,231
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,397,321	1,638,868
Scientex BHD	379,581	343,883
		1,982,751
Construction Materials - 0.0%
Malayan Cement Bhd	288,800	458,408
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	2,149,741	4,173,163
TOTAL MATERIALS		6,614,322
Real Estate - 0.0%
Diversified REITs - 0.0%
Axis Real Estate Investment Trust	1,057,359	497,388
Real Estate Management & Development - 0.0%
Eco World Development Group Bhd	863,900	435,694
IOI Properties Group Bhd	799,163	741,055
Matrix Concepts Holdings Bhd	1,238,500	366,199
Sime Darby Property Bhd	1,760,800	580,282
SP Setia Bhd Group	1,559,362	354,656
		2,477,886
Retail REITs - 0.0%
IGB Real Estate Investment Trust	1,167,500	785,287
Pavilion Real Estate Investment Trust	1,018,200	443,173
Sunway Real Estate Investment Trust	1,214,536	659,445
		1,887,905
TOTAL REAL ESTATE		4,863,179
Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	1,503,696	5,371,906
Gas Utilities - 0.0%
Petronas Gas Bhd	460,352	1,975,913
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp BHD	354,368	256,950
Multi-Utilities - 0.0%
YTL Corp Bhd	303,619	143,833
YTL Power International Bhd	2,002,082	2,045,673
		2,189,506
TOTAL UTILITIES		9,794,275
TOTAL MALAYSIA		95,487,873
MAURITIUS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lighthouse Properties PLC	784,224	384,464
MEXICO - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Grupo Televisa SAB (d)	1,389,863	787,236
Media - 0.0%
Megacable Holdings SAB de CV unit	284,875	970,939
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	8,695,605	11,080,690
TOTAL COMMUNICATION SERVICES		12,838,865
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Alsea SAB de CV	327,252	795,858
Consumer Staples - 0.1%
Beverages - 0.1%
Arca Continental SAB de CV	294,451	3,374,043
Coca-Cola Femsa SAB de CV unit	304,487	3,292,141
Fomento Economico Mexicano SAB de CV unit	984,577	12,588,965
		19,255,149
Consumer Staples Distribution & Retail - 0.0%
La Comer SAB de CV (e)	205,912	405,772
Wal-Mart de Mexico SAB de CV Series V	3,018,169	8,756,777
		9,162,549
Food Products - 0.0%
Gruma SAB de CV Series B	87,360	1,302,519
Grupo Bimbo SAB de CV (e)	757,385	2,709,522
Sigma Foods SAB de CV	2,157,525	2,199,942
		6,211,983
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	855,012	1,984,554
TOTAL CONSUMER STAPLES		36,614,235
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (b)(c)	465,499	1,551,081
Grupo Financiero Banorte SAB de CV	1,402,469	16,242,227
Grupo Financiero Inbursa SAB de CV Series O	854,913	2,196,084
Regional SAB de CV	162,333	1,333,006
		21,322,398
Capital Markets - 0.0%
Bolsa Mexicana de Valores SAB de CV	264,053	586,818
Consumer Finance - 0.0%
Gentera SAB de CV	638,490	1,480,145
Insurance - 0.0%
Qualitas Controladora SAB de CV (e)	122,891	1,123,364
TOTAL FINANCIALS		24,512,725
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	405,848	343,996
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	311,138	2,663,433
Passenger Airlines - 0.0%
Controladora Vuela Cia de Aviacion SAB de CV Series A (d)	555,923	435,250
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	161,970	2,163,372
Grupo Aeroportuario del Pacifico SAB de CV Series B	223,029	4,848,703
Grupo Aeroportuario del Sureste SAB de CV Series B	103,582	2,868,503
Promotora y Operadora de Infraestructura SAB de CV	109,748	1,733,016
		11,613,594
TOTAL INDUSTRIALS		14,712,277
Materials - 0.2%
Chemicals - 0.0%
Alpek SAB de CV (d)	870,701	647,515
Orbia Advance Corp SAB de CV (d)	486,511	686,528
		1,334,043
Construction Materials - 0.0%
Cemex SAB de CV unit	8,888,045	10,525,350
Metals & Mining - 0.2%
Fresnillo PLC	106,506	3,552,701
Grupo Mexico SAB de CV Series B	1,693,765	20,314,032
Industrias Penoles SAB de CV	109,408	5,036,577
Southern Copper Corp	53,127	9,706,834
		38,610,144
TOTAL MATERIALS		50,469,537
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,554,389	2,799,237
Industrial REITs - 0.0%
FIBRA Macquarie Mexico (b)	84,326	218,903
Fibra MTY SAPI de CV (e)	2,334,200	2,018,899
Prologis Property Mexico SA de CV (e)	651,563	2,926,100
		5,163,902
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	476,404	1,651,783
TOTAL REAL ESTATE		9,614,922
TOTAL MEXICO		149,902,415
MOROCCO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Aya Gold & Silver Inc (d)	78,419	1,540,578
NETHERLANDS - 2.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	2,256,522	10,654,938
Entertainment - 0.0%
Universal Music Group NV	594,098	9,802,356
Media - 0.0%
Havas NV	33,527	717,174
TOTAL COMMUNICATION SERVICES		21,174,468
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Basic-Fit NV (b)(c)(d)	28,526	1,138,816
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	70,743	5,951,063
Heineken NV	167,233	15,141,343
		21,092,406
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	516,080	20,448,243
Redcare Pharmacy NV (b)(c)(d)(e)	9,327	660,383
		21,108,626
Food Products - 0.0%
Magnum Ice Cream Co NV/The (d)	284,906	5,321,023
TOTAL CONSUMER STAPLES		47,522,055
Energy - 0.0%
Energy Equipment & Services - 0.0%
SBM Offshore NV	77,124	2,876,175
Oil, Gas & Consumable Fuels - 0.0%
Koninklijke Vopak NV	33,044	1,866,368
TOTAL ENERGY		4,742,543
Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (c)	361,916	16,276,394
ING Groep NV	1,701,638	59,798,211
		76,074,605
Capital Markets - 0.0%
Euronext NV (b)	45,588	8,337,571
Flow Traders Ltd (d)	22,359	682,741
Van Lanschot Kempen NV depository receipt	15,259	1,144,614
		10,164,926
Financial Services - 0.1%
Adyen NV (b)(c)(d)	15,743	16,014,036
EXOR NV	52,231	4,173,951
		20,187,987
Insurance - 0.1%
ASR Nederland NV	91,191	7,453,521
NN Group NV	151,891	14,292,494
		21,746,015
TOTAL FINANCIALS		128,173,533
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (d)	36,155	30,966,660
Pharming Group NV (d)(e)	474,334	480,356
		31,447,016
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV	450,133	11,860,045
Pharmaceuticals - 0.0%
Pharvaris NV (d)(e)	13,366	435,999
TOTAL HEALTH CARE		43,743,060
Industrials - 0.1%
Construction & Engineering - 0.0%
Fugro NV (e)	67,368	661,103
Koninklijke BAM Groep NV	159,465	2,131,251
Koninklijke Heijmans N.V depository receipt	13,908	1,498,752
		4,291,106
Electrical Equipment - 0.0%
TKH Group NV depository receipt	22,272	1,093,066
Machinery - 0.0%
Aalberts NV	57,147	2,804,664
Professional Services - 0.1%
Arcadis NV	38,638	1,809,841
Randstad NV	61,764	2,599,645
Wolters Kluwer NV	134,297	10,543,479
		14,952,965
Trading Companies & Distributors - 0.0%
IMCD NV	33,431	3,653,860
TOTAL INDUSTRIALS		26,795,661
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.6%
ASM International NV	27,387	25,302,953
ASML Holding NV	226,671	373,541,450
BE Semiconductor Industries NV	41,623	9,515,517
		408,359,920
Software - 0.1%
Nebius Group NV Class A (d)(e)	118,155	22,497,894
Nebius Group NV Class A (Russia) (d)(g)	84,793	0
		22,497,894
TOTAL INFORMATION TECHNOLOGY		430,857,814
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	91,495	6,408,543
Corbion NV	36,384	794,231
		7,202,774
Metals & Mining - 0.0%
AMG Critical Materials NV	21,043	713,413
TOTAL MATERIALS		7,916,187
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Argo Properties NV (d)	13,985	579,257
Retail REITs - 0.0%
Eurocommercial Properties NV	29,918	965,999
Wereldhave NV	24,201	534,147
		1,500,146
TOTAL REAL ESTATE		2,079,403
TOTAL NETHERLANDS		714,143,540
NEW ZEALAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	1,118,315	1,264,325
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	523,751	4,546,566
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	340,327	8,139,538
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (d)	536,992	677,713
TOTAL HEALTH CARE		8,817,251
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (d)	658,795	1,412,670
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	975,725	5,002,748
TOTAL INDUSTRIALS		6,415,418
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (d)	96,989	4,842,181
Real Estate - 0.0%
Industrial REITs - 0.0%
Goodman New Zealand Ltd & Goodman Property Services NZ Ltd	698,016	825,196
Retail REITs - 0.0%
Kiwi Property Group Ltd	962,898	527,692
TOTAL REAL ESTATE		1,352,888
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	562,622	3,008,700
Mercury NZ Ltd	417,607	1,647,933
		4,656,633
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	792,277	2,656,730
TOTAL UTILITIES		7,313,363
TOTAL NEW ZEALAND		34,551,992
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (b)(c)	435,200	1,953,181
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	363,215	5,127,741
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	94,817	2,391,059
TOTAL COMMUNICATION SERVICES		7,518,800
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(c)	100,068	900,639
Hotels, Restaurants & Leisure - 0.0%
SATS ASA	122,298	541,324
TOTAL CONSUMER DISCRETIONARY		1,441,963
Consumer Staples - 0.1%
Food Products - 0.1%
Austevoll Seafood ASA	61,157	548,493
Leroy Seafood Group ASA	190,015	832,036
Mowi ASA	252,477	5,397,188
Orkla ASA	429,924	4,775,571
Salmar ASA	39,929	2,171,817
TOTAL CONSUMER STAPLES		13,725,105
Energy - 0.2%
Energy Equipment & Services - 0.0%
Aker Solutions ASA	188,856	837,721
DOF Group ASA A Shares	83,679	1,099,239
Odfjell Drilling Ltd	69,215	664,580
TGS ASA	115,185	1,548,359
		4,149,899
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	183,072	6,461,365
BLUENORD ASA	13,362	721,851
DNO ASA A Shares	308,835	544,840
Equinor ASA	411,278	16,883,345
Frontline PLC (Norway)	85,482	3,389,516
Var Energi ASA	546,577	2,722,072
		30,722,989
TOTAL ENERGY		34,872,888
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	463,697	14,922,457
SpareBank 1 Nord Norge	62,258	1,039,484
Sparebank 1 Oestlandet	34,840	715,658
SpareBank 1 SMN	74,640	1,546,117
SpareBank 1 Sor-Norge ASA	123,043	2,752,320
		20,976,036
Insurance - 0.0%
Gjensidige Forsikring ASA	120,232	3,580,002
Protector Forsikring ASA	30,578	1,585,442
Storebrand ASA A Shares	233,921	4,970,899
		10,136,343
TOTAL FINANCIALS		31,112,379
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	245,888	7,684,731
Industrial Conglomerates - 0.0%
Aker ASA A Shares	13,007	1,748,448
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)	606,418	767,180
Kongsberg Maritime AS	260,719	1,466,244
TOMRA Systems ASA	129,679	1,433,960
		3,667,384
Marine Transportation - 0.0%
Hoegh Autoliners ASA (e)	61,882	1,100,197
MPC Container Ships ASA	221,982	570,560
Stolt-Nielsen Ltd	13,032	437,264
Wallenius Wilhelmsen ASA	60,375	940,901
		3,048,922
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA	307,355	422,400
TOTAL INDUSTRIALS		16,571,885
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	129,775	1,189,918
Norbit ASA (e)	19,507	361,016
		1,550,934
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (d)	101,871	1,705,822
Software - 0.0%
LINK Mobility Group Holding ASA (d)(e)	169,315	455,556
TOTAL INFORMATION TECHNOLOGY		3,712,312
Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (b)(c)(d)	185,291	606,069
Metals & Mining - 0.0%
Norsk Hydro ASA	754,717	6,961,532
TOTAL MATERIALS		7,567,601
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (b)(c)	33,645	376,299
TOTAL NORWAY		116,899,232
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	39,571	15,851,352
Intercorp Financial Services Inc (United States) (c)	19,479	1,135,820
TOTAL FINANCIALS		16,987,172
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	94,188	2,852,013
Hochschild Mining PLC	187,066	1,087,638
Volcan Cia Minera SAA Class B (d)	1,197,171	274,766
TOTAL MATERIALS		4,214,417
TOTAL PERU		21,201,589
PHILIPPINES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Converge Information and Communications Technology Solutions Inc	1,651,435	290,310
Wireless Telecommunication Services - 0.0%
PLDT Inc	49,819	990,456
TOTAL COMMUNICATION SERVICES		1,280,766
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	291,764	708,418
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Puregold Price Club Inc	722,782	484,414
Food Products - 0.0%
Century Pacific Food Inc	801,632	409,996
Universal Robina Corp	659,721	636,309
		1,046,305
TOTAL CONSUMER STAPLES		1,530,719
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	1,122,463	1,874,951
BDO Unibank Inc	1,354,276	2,745,181
Metropolitan Bank & Trust Co	1,157,346	1,239,332
TOTAL FINANCIALS		5,859,464
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	143,214	1,196,244
GT Capital Holdings Inc	63,349	501,433
JG Summit Holdings Inc	1,477,011	534,761
SM Investments Corp	130,755	1,266,406
		3,498,844
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	562,206	8,828,269
TOTAL INDUSTRIALS		12,327,113
Real Estate - 0.0%
Office REITs - 0.0%
AREIT Inc	790,431	490,551
RL Commercial REIT Inc	5,600,000	661,719
		1,152,270
Real Estate Management & Development - 0.0%
Ayala Land Inc	3,988,897	1,098,680
SM Prime Holdings Inc	5,912,457	1,767,199
		2,865,879
TOTAL REAL ESTATE		4,018,149
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	120,528	936,466
Independent Power and Renewable Electricity Producers - 0.0%
Aboitiz Equity Ventures Inc	1,001,100	580,559
Water Utilities - 0.0%
Manila Water Co Inc	709,000	410,920
Maynilad Water Services Inc	1,390,600	427,392
		838,312
TOTAL UTILITIES		2,355,337
TOTAL PHILIPPINES		28,079,966
POLAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cyfrowy Polsat SA (d)(e)	148,773	679,816
Orange Polska SA	378,517	1,545,216
		2,225,032
Entertainment - 0.0%
CD Projekt SA (d)	38,425	2,570,478
TOTAL COMMUNICATION SERVICES		4,795,510
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	557,926	6,718,591
Pepco Group NV (c)	106,822	1,314,811
		8,033,402
Specialty Retail - 0.0%
Modivo SA (d)(e)	31,439	780,999
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	646	3,756,005
TOTAL CONSUMER DISCRETIONARY		12,570,406
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	283,503	2,430,863
Zabka Group SA (e)	233,302	1,986,001
TOTAL CONSUMER STAPLES		4,416,864
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	338,088	13,398,083
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	54,481	2,006,769
Bank Handlowy w Warszawie SA (e)	20,645	672,020
Bank Millennium SA (d)	355,434	1,965,727
Bank Polska Kasa Opieki SA	103,167	6,779,944
Erste Bank Polska SA	23,775	4,677,800
mBank SA (d)	7,321	2,648,624
Powszechna Kasa Oszczednosci Bank Polski SA	506,305	15,168,888
		33,919,772
Capital Markets - 0.0%
XTB SA (b)(c)	44,871	1,786,360
Consumer Finance - 0.0%
KRUK SA	10,743	1,223,942
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	327,428	6,230,129
TOTAL FINANCIALS		43,160,203
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Diagnostyka SA (e)	10,192	454,536
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (d)	139,816	2,492,598
Construction & Engineering - 0.0%
Budimex SA	7,531	1,454,328
Professional Services - 0.0%
Benefit Systems SA (d)(e)	1,789	2,586,056
TOTAL INDUSTRIALS		6,532,982
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	32,416	1,733,325
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	5,736	1,919,345
KGHM Polska Miedz SA	82,234	6,778,997
TOTAL MATERIALS		8,698,342
Utilities - 0.0%
Electric Utilities - 0.0%
Enea SA	157,809	828,406
PGE Polska Grupa Energetyczna SA (d)	526,249	1,424,217
Tauron Polska Energia SA	609,347	1,470,008
TOTAL UTILITIES		3,722,631
TOTAL POLAND		99,482,882
PORTUGAL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA	114,794	639,370
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	166,860	3,340,318
Sonae SGPS SA	482,480	1,134,998
TOTAL CONSUMER STAPLES		4,475,316
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	237,432	5,392,225
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	4,680,063	5,747,608
Industrials - 0.0%
Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	60,425	429,223
Construction & Engineering - 0.0%
Mota-Engil SGPS SA (e)	70,168	374,795
TOTAL INDUSTRIALS		804,018
Materials - 0.0%
Paper & Forest Products - 0.0%
Navigator Co SA/The (e)	169,412	636,865
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,699,307	8,759,215
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	215,814	859,832
TOTAL UTILITIES		9,619,047
TOTAL PORTUGAL		27,314,449
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	547,964	1,881,228
Wireless Telecommunication Services - 0.0%
Vodafone Qatar PQSC	1,025,929	727,251
TOTAL COMMUNICATION SERVICES		2,608,479
Energy - 0.0%
Energy Equipment & Services - 0.0%
Gulf International Services QSC	637,994	318,909
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	338,197	1,291,112
Qatar Gas Transport Co Ltd	1,584,879	1,797,734
		3,088,846
TOTAL ENERGY		3,407,755
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	3,413,368	1,865,587
Commercial Bank PSQC/The	1,921,851	2,174,684
Doha Bank QPSC	1,454,905	1,158,010
Dukhan Bank	1,053,701	940,546
Qatar International Islamic Bank QSC	567,498	1,686,440
Qatar Islamic Bank QPSC	973,107	5,788,931
Qatar National Bank QPSC	2,573,428	11,711,537
TOTAL FINANCIALS		25,325,735
Industrials - 0.0%
Construction & Engineering - 0.0%
Estithmar Holding QPSC	637,575	738,963
Industrial Conglomerates - 0.0%
Industries Qatar QSC	884,543	2,560,583
Marine Transportation - 0.0%
Qatar Navigation QSC	579,342	1,575,728
TOTAL INDUSTRIALS		4,875,274
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	3,477,156	1,044,771
Metals & Mining - 0.0%
Qatar Aluminum Manufacturing Co	1,680,356	655,343
TOTAL MATERIALS		1,700,114
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	1,386,098	886,631
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	255,513	1,037,210
TOTAL QATAR		39,841,198
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	331,467	3,051,115
RUSSIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Rostelecom PJSC (d)(g)	298,140	0
Interactive Media & Services - 0.0%
VK IPJSC (d)(g)	35,535	0
VK IPJSC GDR (c)(d)(g)	4,260	0
		0
Wireless Telecommunication Services - 0.0%
Sistema AFK PAO GDR (c)(d)(g)	40,315	0
TOTAL COMMUNICATION SERVICES		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (d)(g)	17,054	0
Specialty Retail - 0.0%
Detsky Mir PJSC (b)(c)(d)(g)	227,830	0
TOTAL CONSUMER DISCRETIONARY		0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(g)	3,442,771	0
LUKOIL PJSC (d)(g)	120,075	0
Rosneft Oil Co PJSC (d)(g)	315,946	0
Surgutneftegas PAO (d)(g)	2,091,286	0
Tatneft PJSC (d)(g)	399,435	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Credit Bank of Moscow PJSC (d)(g)	4,537,000	0
Sberbank of Russia PJSC (d)(g)	3,156,853	0
VTB Bank PJSC (d)(g)	192,769	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (d)(g)	449,874	0
TKS Holding MKPAO JSC (d)(g)	20,470	0
		0
TOTAL FINANCIALS		0
Industrials - 0.0%
Passenger Airlines - 0.0%
Aeroflot PJSC (d)(g)	402,869	0
Materials - 0.0%
Chemicals - 0.0%
PhosAgro PJSC GDR cancellation restricted shares (c)(d)(g)	277	0
Metals & Mining - 0.0%
Alrosa PJSC (d)(g)	739,283	0
GMK Norilskiy Nickel PAO (d)(g)	1,831,800	0
Novolipetsk Steel PJSC (d)(g)	409,801	0
Polyus PJSC (d)(g)	100,380	0
Severstal PAO (d)(g)	63,766	0
United Co RUSAL International PJSC (Russia) (d)(g)	983,490	0
		0
Paper & Forest Products - 0.0%
Segezha Group PJSC (b)(c)(d)(g)	1,842,700	0
TOTAL MATERIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(g)	11,220,073	1
Independent Power and Renewable Electricity Producers - 0.0%
Unipro PAO (d)(g)	8,778,000	0
TOTAL UTILITIES		1
TOTAL RUSSIA		1
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	1,160,125	13,326,532
Media - 0.0%
Arabian Contracting Services Co (d)	13,126	280,135
Saudi Research & Media Group (d)	20,515	322,570
		602,705
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	220,893	3,655,572
Mobile Telecommunications Co Saudi Arabia	275,302	758,721
		4,414,293
TOTAL COMMUNICATION SERVICES		18,343,530
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
National Co For Learning & Education	12,879	434,844
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (d)	362,736	1,545,407
Leejam Sports Co JSC	21,242	450,802
Seera Group Holding (d)	99,565	539,780
Taiba Investments Co	157,200	746,339
		3,282,328
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	31,513	964,144
Jarir Marketing Co	361,879	1,601,499
United Electronics Co	24,903	438,646
		3,004,289
TOTAL CONSUMER DISCRETIONARY		6,721,461
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	313,460	429,020
Nahdi Medical Co	29,436	745,012
		1,174,032
Food Products - 0.0%
Almarai Co JSC	272,080	3,361,606
National Agriculture Development Co/The (d)	91,634	342,819
Saudia Dairy & Foodstuff Co	10,762	582,303
Savola Group/The	96,588	670,239
		4,956,967
TOTAL CONSUMER STAPLES		6,130,999
Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	193,246	856,241
Arabian Drilling Co (d)	16,035	344,568
		1,200,809
Oil, Gas & Consumable Fuels - 0.1%
Rabigh Refining & Petrochemical Co (d)	246,714	976,870
Saudi Arabian Oil Co (b)(c)	3,493,471	24,632,436
		25,609,306
TOTAL ENERGY		26,810,115
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	1,709,971	28,480,546
Alinma Bank	845,647	5,260,102
Arab National Bank	523,472	3,024,722
Bank Al-Jazira	369,656	1,195,931
Bank AlBilad	437,433	2,864,193
Banque Saudi Fransi	716,107	3,767,880
Riyad Bank	1,138,643	6,166,955
Saudi Awwal Bank	581,373	5,238,627
Saudi Investment Bank/The	370,962	1,369,068
Saudi National Bank/The	1,724,259	17,997,857
		75,365,881
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	29,401	928,494
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance	54,024	697,687
Bupa Arabia for Cooperative Insurance Co	46,846	1,958,414
Co for Cooperative Insurance/The	44,313	1,446,618
Rasan Information Technology Co (d)	23,434	812,437
Saudi Reinsurance Co	61,607	392,066
		5,307,222
TOTAL FINANCIALS		81,601,597
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	60,095	415,088
Dallah Healthcare Co	22,239	622,964
Dr Sulaiman Al Habib Medical Services Group Co	51,560	3,226,362
Mouwasat Medical Services Co	60,318	999,010
National Medical Care Co	13,612	409,574
Saudi Chemical Co Holding	265,618	573,602
		6,246,600
Pharmaceuticals - 0.0%
Jamjoom Pharmaceuticals Factory Co	14,069	512,485
Saudi Pharmaceutical Industries & Medical Appliances Corp	45,475	379,009
		891,494
TOTAL HEALTH CARE		7,138,094
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	24,379	1,123,037
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	32,564	604,803
Construction & Engineering - 0.0%
Al Babtain Power & Telecommunication Co	30,694	432,356
Electrical Equipment - 0.0%
Electrical Industries Co	321,468	1,211,230
Ground Transportation - 0.0%
United International Transportation Co	34,840	257,902
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	29,385	949,897
Passenger Airlines - 0.0%
flynas Co SJSC (d)	31,296	410,336
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	84,989	611,477
TOTAL INDUSTRIALS		5,601,038
Information Technology - 0.0%
IT Services - 0.0%
Al Moammar Information Systems Co	9,556	613,742
Arabian Internet & Communications Services Co	15,223	871,102
Elm Co	14,139	2,552,587
TOTAL INFORMATION TECHNOLOGY		4,037,431
Materials - 0.2%
Chemicals - 0.2%
Advanced Petrochemical Co (d)	79,612	466,373
National Industrialization Co (d)	218,002	493,414
SABIC Agri-Nutrients Co	135,245	4,425,938
Sahara International Petrochemical Co	252,114	854,590
Saudi Basic Industries Corp	532,135	7,028,064
Saudi Industrial Investment Group	208,231	662,591
Saudi Kayan Petrochemical Co (d)	446,196	594,057
Yanbu National Petrochemical Co	170,924	1,397,249
		15,922,276
Construction Materials - 0.0%
Qassim Cement Co/The	33,079	380,512
Riyadh Cement Co	49,277	273,841
Saudi Cement Co	51,962	392,949
Southern Province Cement Co	58,338	288,622
Yamama Cement Co	76,183	459,066
		1,794,990
Metals & Mining - 0.0%
Al Masane Al Kobra Mining Co	25,154	491,627
East Pipes Integrated Co for Industry	10,189	499,208
Saudi Arabian Mining Co (d)	686,229	10,342,314
		11,333,149
TOTAL MATERIALS		29,050,415
Real Estate - 0.0%
Diversified REITs - 0.0%
Al Rajhi REIT	181,782	390,622
Jadwa REIT Saudi Fund	132,966	360,784
		751,406
Real Estate Management & Development - 0.0%
Arabian Centres Co (b)(c)	137,048	568,190
Arriyadh Development Co	96,484	415,687
Dar Al Arkan Real Estate Development Co (d)	312,762	1,531,539
Emaar Economic City (d)	119,318	298,652
Makkah Construction & Development Co	57,799	1,261,251
Retal Urban Development Co	136,690	369,796
Saudi Real Estate Co (d)	92,939	394,474
		4,839,589
TOTAL REAL ESTATE		5,590,995
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	467,564	2,110,294
Gas Utilities - 0.0%
National Gas & Industrialization Co	22,841	388,337
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (d)	136,850	6,836,123
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	47,907	479,644
Water Utilities - 0.0%
AlKhorayef Water & Power Technologies Co	13,809	367,700
TOTAL UTILITIES		10,182,098
TOTAL SAUDI ARABIA		201,207,773
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (c)	1,729,953	1,361,250
Singapore Telecommunications Ltd	4,330,260	14,982,260
		16,343,510
Wireless Telecommunication Services - 0.0%
StarHub Ltd	407,854	349,551
TOTAL COMMUNICATION SERVICES		16,693,061
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (d)	220,088	23,492,193
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd (e)	3,358,962	1,662,521
TOTAL CONSUMER DISCRETIONARY		25,154,714
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Olam Group Ltd	532,983	581,701
Sheng Siong Group Ltd	408,743	1,063,793
TOTAL CONSUMER STAPLES		1,645,494
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BW LPG Ltd (b)(c)	56,741	1,288,385
Hafnia Ltd	147,833	1,134,777
TOTAL ENERGY		2,423,162
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	1,199,630	69,214,746
Oversea-Chinese Banking Corp Ltd	1,910,431	43,392,045
United Overseas Bank Ltd	705,473	23,858,459
		136,465,250
Capital Markets - 0.0%
iFAST Corp Ltd	111,980	793,511
Singapore Exchange Ltd	473,070	9,018,705
UOB-Kay Hian Holdings Ltd	173,200	554,304
		10,366,520
TOTAL FINANCIALS		146,831,770
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	537,468	368,938
Pharmaceuticals - 0.0%
Haw Par Corp Ltd	94,200	1,181,891
TOTAL HEALTH CARE		1,550,829
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	919,833	7,227,854
Ground Transportation - 0.0%
ComfortDelGro Corp Ltd	1,366,834	1,428,697
Grab Holdings Ltd Class A (d)	1,421,091	4,973,819
		6,402,516
Industrial Conglomerates - 0.1%
Keppel Ltd	820,896	7,331,390
Machinery - 0.0%
Seatrium Ltd	1,311,761	2,197,585
Marine Transportation - 0.0%
Yangzijiang Maritime Development Ltd	1,295,301	590,811
Passenger Airlines - 0.0%
Singapore Airlines Ltd	857,961	5,146,740
Transportation Infrastructure - 0.0%
SATS Ltd	591,387	2,180,393
SIA Engineering Co Ltd	219,043	529,646
		2,710,039
TOTAL INDUSTRIALS		31,606,935
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	166,347	2,072,649
Semiconductors & Semiconductor Equipment - 0.1%
AEM Holdings Ltd	140,100	901,256
STMicroelectronics NV	369,499	19,461,559
UMS Integration Ltd	400,566	711,258
		21,074,073
TOTAL INFORMATION TECHNOLOGY		23,146,722
Materials - 0.0%
Chemicals - 0.0%
Keppel Infrastructure Trust	2,624,527	1,114,591
Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	3,524,085	6,839,325
Mapletree Pan Asia Commercial Trust	1,264,453	1,311,300
Stoneweg Europe Stapled Trust unit	229,527	421,063
Suntec Real Estate Investment Trust	1,103,457	1,273,197
		9,844,885
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	277,073	911,789
Hotel & Resort REITs - 0.0%
CapitaLand Ascott Trust unit	1,575,439	1,111,455
CDL Hospitality Trusts unit	529,885	328,544
Far East Hospitality Trust unit	642,126	287,915
		1,727,914
Industrial REITs - 0.1%
AIMS APAC REIT	373,418	466,063
CapitaLand Ascendas REIT	2,376,783	4,760,645
ESR-REIT	419,928	857,956
Frasers Logistics & Commercial Trust (c)	1,756,105	1,355,572
Mapletree Industrial Trust	1,176,310	1,770,124
Mapletree Logistics Trust	1,955,875	1,889,467
		11,099,827
Office REITs - 0.0%
Keppel REIT (e)	1,831,462	1,313,800
Real Estate Management & Development - 0.0%
Capitaland India Trust	634,782	524,457
CapitaLand Investment Ltd/Singapore	1,365,124	2,829,012
City Developments Ltd	280,110	1,713,134
UOL Group Ltd	277,816	2,143,719
		7,210,322
Retail REITs - 0.0%
CapitaLand China Trust	863,362	444,358
Frasers Centrepoint Trust	687,038	1,215,377
Lendlease Global Commercial REIT	1,640,829	754,498
Starhill Global REIT	1,011,917	438,012
		2,852,245
Specialized REITs - 0.0%
Keppel DC REIT	1,189,453	2,068,395
NTT DC REIT	505,000	464,338
		2,532,733
TOTAL REAL ESTATE		37,493,515
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	10,874	742,840
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	517,717	2,226,747
TOTAL UTILITIES		2,969,587
TOTAL SINGAPORE		290,630,380
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telkom SA SOC Ltd	171,527	566,471
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	1,013,031	12,558,614
Vodacom Group Ltd	358,828	3,471,839
		16,030,453
TOTAL COMMUNICATION SERVICES		16,596,924
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	447,367	23,505,840
Woolworths Holdings Ltd/South Africa	531,145	1,510,782
		25,016,622
Specialty Retail - 0.0%
Foschini Group Ltd (e)	217,852	749,646
Motus Holdings Ltd	95,451	607,820
Mr Price Group Ltd (e)	158,970	1,637,036
Pepkor Holdings Ltd (b)(c)	2,060,057	2,651,502
Truworths International Ltd	217,502	700,487
We Buy Cars Holdings Ltd (e)	172,829	346,488
		6,692,979
TOTAL CONSUMER DISCRETIONARY		31,709,601
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	195,131	5,352,767
Boxer Retail Ltd	121,556	576,333
Clicks Group Ltd	138,672	1,855,845
Dis-Chem Pharmacies Ltd (b)(c)(e)	338,240	614,994
Pick n Pay Stores Ltd (d)(e)	387,935	448,159
Shoprite Holdings Ltd	269,297	4,683,877
SPAR Group Ltd/The (d)(e)	112,848	334,216
		13,866,191
Food Products - 0.0%
AVI Ltd	190,146	1,037,146
Tiger Brands Ltd	84,538	1,416,157
		2,453,303
TOTAL CONSUMER STAPLES		16,319,494
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	138,046	1,709,192
Thungela Resources Ltd	72,147	443,306
TOTAL ENERGY		2,152,498
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	498,040	6,864,418
Capitec Bank Holdings Ltd	50,010	14,279,608
Nedbank Group Ltd	250,891	4,243,971
Standard Bank Group Ltd	761,153	15,156,107
		40,544,104
Capital Markets - 0.0%
Investec Ltd	133,088	1,160,113
Jse Limited	58,983	537,665
Ninety One Ltd	130,608	358,901
		2,056,679
Financial Services - 0.1%
FirstRand Ltd	2,919,757	17,461,818
Remgro Ltd	278,450	3,271,985
		20,733,803
Insurance - 0.0%
Discovery Ltd	317,237	5,045,302
Momentum Group Ltd	744,897	1,854,666
Old Mutual Ltd	2,422,974	1,959,963
OUTsurance Group Ltd	505,794	2,531,673
Sanlam Ltd	1,051,706	5,599,248
Santam Ltd	30,391	743,375
		17,734,227
TOTAL FINANCIALS		81,068,813
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Life Healthcare Group Holdings Ltd	926,317	634,609
Netcare Ltd	806,018	923,319
		1,557,928
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	212,320	1,923,798
TOTAL HEALTH CARE		3,481,726
Industrials - 0.0%
Construction & Engineering - 0.0%
Wilson Bayly Holmes-Ovcon Ltd	34,889	333,480
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	189,952	2,850,071
Reunert Ltd	113,361	401,619
		3,251,690
Transportation Infrastructure - 0.0%
Grindrod Ltd	359,434	581,353
TOTAL INDUSTRIALS		4,166,523
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
DataTec Ltd	130,696	670,812
Materials - 0.4%
Chemicals - 0.0%
AECI Ltd	71,408	542,435
Omnia Holdings Ltd	102,417	652,373
Sasol Ltd (d)	335,818	3,979,580
		5,174,388
Metals & Mining - 0.4%
African Rainbow Minerals Ltd	61,546	629,780
Anglo American PLC	619,543	31,362,198
DRDGOLD Ltd	258,436	528,417
Gold Fields Ltd	523,330	16,899,867
Harmony Gold Mining Co Ltd	332,945	5,253,253
Impala Platinum Holdings Ltd	526,483	5,741,925
Northam Platinum Holdings Ltd	219,059	3,136,689
Pan African Resources PLC	1,222,797	1,518,655
Sibanye Stillwater Ltd	1,654,105	3,574,876
Valterra Platinum Ltd	156,237	11,699,137
		80,344,797
Paper & Forest Products - 0.0%
Sappi Ltd (d)(e)	336,311	242,800
TOTAL MATERIALS		85,761,985
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	1,885,303	2,016,506
Redefine Properties Ltd	4,149,795	1,641,885
		3,658,391
Industrial REITs - 0.0%
Equites Property Fund Ltd	494,399	533,738
Real Estate Management & Development - 0.0%
Fortress Real Estate Investments Ltd Class B	683,549	1,049,350
Retail REITs - 0.0%
Hyprop Investments Ltd	232,580	858,371
Resilient REIT Ltd	150,197	757,235
Vukile Property Fund Ltd	817,879	1,251,486
		2,867,092
TOTAL REAL ESTATE		8,108,571
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (b)(c)(d)	87,813	848,712
TOTAL SOUTH AFRICA		250,885,659
SPAIN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)(c)	281,306	8,738,507
Telefonica SA	2,172,379	8,969,088
		17,707,595
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA (e)	88,898	534,091
TOTAL COMMUNICATION SERVICES		18,241,686
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
CIE Automotive SA	25,656	782,529
Gestamp Automocion SA (b)(c)	114,217	385,908
		1,168,437
Hotels, Restaurants & Leisure - 0.0%
Amadeus IT Group SA Class A	257,764	15,908,416
HBX Group International PLC	39,518	351,802
Melia Hotels International SA	62,281	744,767
		17,004,985
Household Durables - 0.0%
Neinor Homes SA (b)(c)	29,279	534,807
Specialty Retail - 0.2%
Industria de Diseno Textil SA	634,410	41,403,905
TOTAL CONSUMER DISCRETIONARY		60,112,134
Consumer Staples - 0.0%
Food Products - 0.0%
Viscofan SA (e)	23,902	1,582,093
Energy - 0.1%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (d)	26,024	848,671
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	647,501	19,762,400
TOTAL ENERGY		20,611,071
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA	3,285,115	92,088,052
Banco de Sabadell SA	2,824,850	10,831,107
Banco Santander SA	8,347,820	118,724,987
Bankinter SA	370,113	6,798,857
CaixaBank SA	2,041,863	29,660,811
Unicaja Banco SA (b)(c)	551,227	2,114,163
		260,217,977
Insurance - 0.0%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	328,280	483,038
Mapfre SA	530,185	2,710,871
		3,193,909
TOTAL FINANCIALS		263,411,886
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (e)	162,446	1,866,502
Pharma Mar SA	8,534	777,930
		2,644,432
Pharmaceuticals - 0.0%
Almirall SA	47,007	601,688
Laboratorios Farmaceuticos Rovi SA	10,638	718,245
		1,319,933
TOTAL HEALTH CARE		3,964,365
Industrials - 0.1%
Air Freight & Logistics - 0.0%
Logista Integral SA	36,747	1,567,868
Commercial Services & Supplies - 0.0%
Befesa SA (b)(c)(e)	24,312	979,837
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	104,970	13,351,391
Elecnor SA	22,510	887,743
Sacyr SA	351,161	1,903,224
		16,142,358
Machinery - 0.0%
Construcciones y Auxiliar de Ferrocarriles SA	10,814	852,959
Fluidra SA	56,700	1,260,596
		2,113,555
Transportation Infrastructure - 0.0%
Aena SME SA (b)(c)	433,440	13,335,233
TOTAL INDUSTRIALS		34,138,851
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA	44,887	2,940,050
Materials - 0.0%
Containers & Packaging - 0.0%
Vidrala SA	14,742	1,489,177
Metals & Mining - 0.0%
Atalaya Mining Copper SA	70,385	839,998
TOTAL MATERIALS		2,329,175
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	243,150	4,222,650
Office REITs - 0.0%
Colonial SFL Socimi SA (e)	164,096	1,050,211
TOTAL REAL ESTATE		5,272,861
Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA	14,367	3,952,959
Endesa SA	180,706	8,827,024
Iberdrola SA	3,601,056	85,750,318
Redeia Corp SA	231,248	4,078,532
		102,608,833
Gas Utilities - 0.0%
Enagas SA	134,803	2,630,182
Naturgy Energy Group SA	238,819	7,966,970
		10,597,152
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renewables SA	197,726	3,066,704
Grenergy Renovables SA (d)	8,205	872,359
Solaria Energia y Medio Ambiente SA (d)	42,961	833,271
		4,772,334
TOTAL UTILITIES		117,978,319
TOTAL SPAIN		530,582,491
SWEDEN - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	1,394,588	6,470,448
Entertainment - 0.0%
Embracer Group AB B Shares (d)	76,050	537,818
Modern Times Group MTG AB B Shares (d)	50,341	690,443
Paradox Interactive AB	23,075	339,017
		1,567,278
Interactive Media & Services - 0.0%
Hemnet Group AB	48,047	423,845
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	324,679	5,624,766
TOTAL COMMUNICATION SERVICES		14,086,337
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Dometic Group AB (b)(d)	179,077	447,213
Broadline Retail - 0.0%
Boozt AB (b)(c)(d)	35,269	620,028
Diversified Consumer Services - 0.0%
AcadeMedia AB (b)(c)	42,223	442,529
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	68,376	661,342
Evolution AB (b)(d)	70,703	5,406,936
Scandic Hotels Group AB (b)(c)	96,162	854,856
SkiStar AB B Shares	27,010	472,566
		7,395,700
Household Durables - 0.0%
Electrolux AB B Shares (d)	537,454	1,567,400
JM AB (e)	41,916	541,877
		2,109,277
Leisure Products - 0.0%
Asmodee Group AB B Shares (d)	91,501	1,426,010
MIPS AB (c)(e)	19,646	865,297
Thule Group AB (b)(c)	66,292	1,523,250
		3,814,557
Specialty Retail - 0.0%
Bilia AB A Shares	41,920	677,521
Clas Ohlson AB B Shares	21,747	956,464
H & M Hennes & Mauritz AB B Shares	252,276	4,620,117
Synsam AB	79,147	470,450
		6,724,552
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	61,943	614,733
TOTAL CONSUMER DISCRETIONARY		22,168,589
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	64,143	1,638,906
Food Products - 0.0%
AAK AB (e)	105,807	2,282,326
Cloetta AB B Shares	112,951	679,091
		2,961,417
Household Products - 0.1%
Essity AB B Shares	332,688	9,684,854
TOTAL CONSUMER STAPLES		14,285,177
Financials - 0.5%
Banks - 0.2%
Noba	107,658	939,529
Skandinaviska Enskilda Banken AB A Shares	851,560	19,969,476
Svenska Handelsbanken AB A Shares	784,954	12,002,393
Swedbank AB A1 Shares	475,146	19,011,429
		51,922,827
Capital Markets - 0.1%
Avanza Bank Holding AB	69,513	2,857,259
Bure Equity AB	35,017	957,597
EQT AB	253,502	8,617,609
Nordnet AB	82,817	3,174,498
Nordnet AB (d)(g)	492	0
Ratos AB B Shares	153,026	578,215
		16,185,178
Consumer Finance - 0.0%
Hoist Finance AB (b)(c)	29,655	672,689
Financial Services - 0.2%
Creades AB A Shares	46,809	419,807
Industrivarden AB A Shares	90,869	5,239,029
Industrivarden AB C Shares	62,993	3,602,737
Investor AB B Shares	993,113	42,865,036
Kinnevik AB B Shares (d)	142,850	787,894
L E Lundbergforetagen AB B Shares	42,784	2,567,795
Svolder AB B Shares	66,909	396,653
		55,878,951
TOTAL FINANCIALS		124,659,645
Health Care - 0.1%
Biotechnology - 0.1%
BioArctic AB B Shares (b)(c)(e)	26,197	894,124
BioGaia AB B Shares	54,682	663,842
BoneSupport Holding AB (b)(c)(d)	36,975	855,043
Swedish Orphan Biovitrum AB B Shares (d)	104,404	5,159,788
Vitrolife AB	43,691	395,055
		7,967,852
Health Care Equipment & Supplies - 0.0%
Arjo AB B Shares	139,303	396,746
Elekta AB B Shares	214,201	1,088,304
Getinge AB B Shares	130,592	3,255,817
Vimian Group AB (d)	128,638	459,315
Xvivo Perfusion AB (d)(e)	15,905	440,627
		5,640,809
Health Care Providers & Services - 0.0%
Ambea AB (b)(c)	44,028	667,203
Asker Healthcare Group AB	121,299	1,031,823
Attendo AB (b)(c)	74,531	856,282
Medicover Ab B Shares	41,378	979,893
		3,535,201
Health Care Technology - 0.0%
RaySearch Laboratories AB B Shares	17,340	326,325
Sectra AB B Shares	75,057	2,106,155
		2,432,480
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	69,847	1,185,364
Medcap AB (d)	7,793	448,894
		1,634,258
Pharmaceuticals - 0.0%
Camurus AB (d)	21,791	1,413,113
TOTAL HEALTH CARE		22,623,713
Industrials - 0.9%
Aerospace & Defense - 0.1%
Invisio AB	20,859	455,199
Mildef Group AB	25,077	570,423
Saab AB B Shares	187,852	11,804,210
		12,829,832
Building Products - 0.1%
Assa Abloy AB B Shares	565,910	20,998,536
Inwido AB	43,505	785,833
Lindab International AB	53,190	693,209
Munters Group AB (b)(c)	75,125	1,333,318
Nibe Industrier AB B Shares	823,905	3,300,050
		27,110,946
Commercial Services & Supplies - 0.0%
Bravida Holding AB (b)(c)	121,159	1,671,913
Loomis AB	40,964	2,258,522
Sdiptech AB B Shares (d)	20,495	520,436
Securitas AB B Shares	277,453	4,458,036
		8,908,907
Construction & Engineering - 0.0%
Instalco AB (c)	130,318	513,214
NCC AB B Shares	56,085	1,000,108
Peab AB B Shares	104,073	1,029,560
Skanska AB B Shares	193,574	5,421,666
Sweco AB B Shares	124,768	1,757,093
		9,721,641
Electrical Equipment - 0.0%
AQ Group AB	33,335	717,657
Plejd AB (d)	4,950	446,801
		1,164,458
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	80,892	1,704,116
Lifco AB B Shares	123,073	4,187,652
Nolato AB B Shares	125,408	642,699
Storskogen Group AB B Shares	886,724	995,006
		7,529,473
Machinery - 0.7%
Alfa Laval AB	168,156	9,952,818
Alimak Group AB (b)(c)	48,216	646,107
Atlas Copco AB A Shares	1,402,813	29,641,197
Atlas Copco AB B Shares	935,893	17,283,483
Electrolux Professional AB B Shares	148,183	737,631
Epiroc AB A Shares	370,201	9,490,708
Epiroc AB B Shares	212,328	4,651,406
Husqvarna AB B Shares	210,627	861,000
Indutrade AB	158,255	3,968,757
Sandvik AB	604,571	22,607,774
SKF AB B Shares	198,646	5,378,057
Trelleborg AB B Shares	112,285	4,983,264
Troax Group AB	24,260	358,211
VBG Group AB B Shares	12,694	435,256
Volvo AB A Shares	96,325	3,694,302
Volvo AB B Shares	801,854	30,672,315
		145,362,286
Professional Services - 0.0%
AFRY AB B Shares	60,641	654,669
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	151,531	5,515,600
Beijer Ref AB B Shares	255,089	3,589,709
Bufab AB	82,816	1,170,636
		10,275,945
TOTAL INDUSTRIALS		223,558,157
Information Technology - 0.1%
Communications Equipment - 0.0%
HMS Networks AB	18,658	963,251
Telefonaktiebolaget LM Ericsson B Shares	1,546,785	15,215,238
		16,178,489
Electronic Equipment, Instruments & Components - 0.1%
Hanza AB	18,309	258,420
Hexagon AB B Shares	1,217,972	12,022,080
Lagercrantz Group AB B Shares	112,602	2,648,847
Mycronic AB	89,669	2,955,003
Ncab Group Ab	102,383	739,740
		18,624,090
IT Services - 0.0%
Addnode Group AB B Shares	92,776	372,674
Atea ASA	48,934	883,936
		1,256,610
Semiconductors & Semiconductor Equipment - 0.0%
Sivers Semiconductors AB (d)	148,775	480,282
Software - 0.0%
Vitec Software Group AB B Shares	28,928	698,122
Technology Hardware, Storage & Peripherals - 0.0%
Dynavox Group AB (e)	60,243	454,249
TOTAL INFORMATION TECHNOLOGY		37,691,842
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	159,677	1,487,403
Containers & Packaging - 0.0%
Billerud AB	140,436	1,120,131
Metals & Mining - 0.1%
Alleima AB	103,063	1,223,049
Boliden AB	167,291	8,376,672
Granges AB	63,750	1,199,723
SSAB AB A Shares	172,165	1,809,846
SSAB AB B Shares	296,696	3,117,393
		15,726,683
Paper & Forest Products - 0.0%
Holmen AB B Shares	43,061	1,460,661
Svenska Cellulosa AB SCA B Shares	340,329	3,868,918
		5,329,579
TOTAL MATERIALS		23,663,796
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Altra Fastigheter AB	98,581	806,997
Atrium Ljungberg AB B Shares	146,646	408,880
Castellum AB	190,606	2,679,277
Catena AB	28,312	1,172,655
Cibus Real Estate AB publ	55,049	831,036
Dios Fastigheter AB	68,808	475,114
Fabege AB	105,818	830,124
Fastighets AB Balder B Shares (d)	409,100	2,240,938
Hufvudstaden AB A Shares	62,805	799,392
Intea Fastigheter AB B Shares	123,522	957,334
NP3 Fastigheter AB	21,024	585,092
Pandox AB B Shares	64,621	1,199,827
Platzer Fastigheter Holding AB B Shares	54,776	422,805
Sagax AB B Shares	127,847	2,246,204
Samhallsbyggnadsbolaget i Norden AB B Shares (d)(e)	711,678	245,367
Wallenstam AB B Shares	216,032	939,250
Wihlborgs Fastigheter AB	166,052	1,348,861
TOTAL REAL ESTATE		18,189,153
TOTAL SWEDEN		500,926,409
SWITZERLAND - 3.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sunrise Communications AG Series A (e)	39,161	2,067,402
Swisscom AG	14,895	11,459,819
		13,527,221
Interactive Media & Services - 0.0%
SMG Swiss Marketplace Group AG (b)(c)	13,474	425,828
TOTAL COMMUNICATION SERVICES		13,953,049
Consumer Discretionary - 0.3%
Specialty Retail - 0.0%
Avolta AG	53,731	3,212,761
Mobilezone Holding AG	27,706	490,068
		3,702,829
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	313,637	74,125,579
Swatch Group AG/The bearer shares	16,542	3,698,405
		77,823,984
TOTAL CONSUMER DISCRETIONARY		81,526,813
Consumer Staples - 0.7%
Food Products - 0.7%
Aryzta AG (d)	14,605	957,468
Barry Callebaut AG	2,122	2,958,122
Chocoladefabriken Lindt & Spruengli AG	509	5,874,917
Chocoladefabriken Lindt & Spruengli AG participation certificates	63	7,410,848
Emmi AG	1,280	1,374,284
Nestle SA	1,500,702	149,996,769
TOTAL CONSUMER STAPLES		168,572,408
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Series A	34,928	1,066,376
Financials - 0.9%
Banks - 0.0%
Banque Cantonale Vaudoise	17,360	2,727,095
Valiant Holding AG	9,344	1,826,151
		4,553,246
Capital Markets - 0.5%
EFG International AG	64,416	1,281,228
Julius Baer Group Ltd	120,744	10,615,886
Partners Group Holding AG	12,544	10,426,827
Swissquote Group Holding SA	71,312	3,694,164
UBS Group AG	1,849,565	97,345,526
Vontobel Holding AG	17,177	1,833,601
		125,197,232
Consumer Finance - 0.0%
Cembra Money Bank AG	18,184	2,019,820
Insurance - 0.4%
Helvetia Baloise Holding AG	44,374	11,899,664
Swiss Life Holding AG	16,132	19,052,302
Vaudoise Assurances Holding SA Series B	720	715,146
Zurich Insurance Group AG	86,773	66,097,440
		97,764,552
TOTAL FINANCIALS		229,534,850
Health Care - 0.4%
Biotechnology - 0.0%
Basilea Pharmaceutica Ag Allschwil (d)	8,333	534,953
Idorsia Ltd (d)	114,277	864,375
Kuros Biosciences AG (d)(e)	20,071	562,569
		1,961,897
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (b)(c)	4,194	684,776
Sonova Holding AG	28,994	7,890,012
Straumann Holding AG	65,571	8,120,332
Ypsomed Holding AG (e)	2,557	1,218,327
		17,913,447
Health Care Providers & Services - 0.0%
Galenica AG (b)(c)	28,769	3,058,563
Life Sciences Tools & Services - 0.1%
Bachem Holding AG Series B (e)	18,286	1,691,871
Lonza Group AG	40,989	28,503,947
Siegfried Holding AG (e)	22,167	2,077,000
SKAN Group AG	8,175	591,548
Tecan Group AG	7,689	1,769,958
		34,634,324
Pharmaceuticals - 0.2%
Dottikon Es Holding AG (d)(e)	1,906	656,591
Galderma Group AG	107,793	23,456,997
Sandoz Group AG	244,518	19,889,299
		44,002,887
TOTAL HEALTH CARE		101,571,118
Industrials - 0.7%
Building Products - 0.1%
Belimo Holding AG	5,836	6,063,752
dormakaba Holding AG Series B	19,032	1,367,752
Forbo Holding AG	635	716,334
Geberit AG	18,758	12,348,330
Zehnder Group AG	5,928	496,413
		20,992,581
Construction & Engineering - 0.0%
Burkhalter Holding AG	4,912	831,172
Implenia AG	10,887	861,857
		1,693,029
Electrical Equipment - 0.4%
ABB Ltd	913,731	90,147,731
Accelleron Industries AG	55,786	5,026,916
Huber + Suhner AG	8,153	1,910,048
R&S Group Holding AG Series A	18,895	488,940
		97,573,635
Ground Transportation - 0.0%
Jungfraubahn Holding AG	3,345	1,077,831
Machinery - 0.1%
Bucher Industries AG (e)	3,879	1,516,190
Burckhardt Compression Holding AG	1,982	1,184,125
Daetwyler Holding AG	4,921	836,348
Georg Fischer AG	46,422	2,971,536
Interroll Holding AG	461	770,947
Kardex Holding AG	3,801	1,118,978
OC Oerlikon Corp AG Pfaeffikon	105,317	618,132
Schindler Holding AG	14,570	4,460,480
Schindler Holding AG participation certificate	19,630	6,181,951
SFS Group AG	9,698	1,583,445
Stadler Rail AG (e)	35,511	1,075,279
Sulzer AG	10,528	1,906,487
VAT Group AG (b)(c)	15,810	11,772,676
		35,996,574
Marine Transportation - 0.0%
Kuehne + Nagel International AG	28,139	7,159,617
Professional Services - 0.1%
Adecco Group AG	98,597	2,744,056
SGS SA	96,640	11,449,291
		14,193,347
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	3,474	971,147
DKSH Holding AG	21,232	1,759,595
		2,730,742
Transportation Infrastructure - 0.0%
Flughafen Zurich AG	11,045	3,237,881
TOTAL INDUSTRIALS		184,655,237
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
ALSO Holding AG	3,536	843,269
Cicor Technologies Ltd (d)	1,776	257,904
Comet Holding AG	4,531	1,829,326
Inficon Holding AG	10,541	2,120,065
Landis+Gyr Group AG	15,674	885,049
Sensirion Holding AG (b)(c)(d)	5,972	539,249
		6,474,862
Software - 0.0%
Temenos AG	30,135	2,495,563
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	84,629	8,592,181
TOTAL INFORMATION TECHNOLOGY		17,562,606
Materials - 0.2%
Chemicals - 0.2%
Clariant AG	137,780	1,559,388
DSM-Firmenich AG (e)	97,103	10,468,460
EMS-Chemie Holding AG	3,981	4,025,564
Givaudan SA	5,394	21,550,646
Sika AG	89,403	20,114,838
		57,718,896
Containers & Packaging - 0.0%
SIG Group AG (d)	165,513	3,007,466
TOTAL MATERIALS		60,726,362
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Allreal Holding AG	8,631	2,257,971
International Workplace Group PLC	475,471	1,263,048
Intershop Holding AG	3,784	805,992
Mobimo Holding AG	4,433	1,916,425
PSP Swiss Property AG	26,183	4,728,453
Swiss Prime Site AG	46,639	7,603,464
TOTAL REAL ESTATE		18,575,353
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	11,882	1,967,963
TOTAL SWITZERLAND		879,712,135
TAIWAN - 8.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	2,205,283	9,485,910
Entertainment - 0.0%
International Games System Co Ltd	133,755	3,202,360
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	1,045,555	3,395,736
Taiwan Mobile Co Ltd	995,181	3,457,900
		6,853,636
TOTAL COMMUNICATION SERVICES		19,541,906
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	1,078,181	1,015,780
Depo Auto Parts Ind Co Ltd	63,965	264,207
Nan Kang Rubber Tire Co Ltd	331,495	338,899
Tong Yang Industry Co Ltd	218,434	479,145
		2,098,031
Automobiles - 0.0%
China Motor Corp	203,987	334,006
Sanyang Motor Co Ltd	289,562	579,006
Yulon Motor Co Ltd	464,144	400,343
		1,313,355
Broadline Retail - 0.0%
Far Eastern Department Stores Ltd	501,823	344,337
momo.com Inc	61,000	459,387
Poya International Co Ltd (g)	40,972	913,195
		1,716,919
Hotels, Restaurants & Leisure - 0.0%
Formosa International Hotels Corp	55,000	302,376
Wowprime Corp	48,716	352,344
		654,720
Household Durables - 0.0%
Ability Enterprise Co Ltd	188,074	368,728
Merry Electronics Co Ltd	156,370	387,344
Nien Made Enterprise Co Ltd	112,261	1,324,197
Taiwan Sakura Corp	136,000	344,026
		2,424,295
Leisure Products - 0.0%
Fusheng Precision Co Ltd	69,987	548,068
Giant Manufacturing Co Ltd	223,636	583,477
Merida Industry Co Ltd	172,777	411,051
		1,542,596
Specialty Retail - 0.0%
Hotai Motor Co Ltd	172,251	2,957,546
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	119,386	1,277,582
Feng TAY Enterprise Co Ltd	322,255	679,934
Formosa Taffeta Co Ltd	577,534	305,846
Makalot Industrial Co Ltd	150,416	1,020,067
Pou Chen Corp	1,343,020	994,080
Ruentex Industries Ltd	446,104	719,840
Tainan Spinning Co Ltd	734,738	274,914
Wiselink Co Ltd/TW	174,938	476,870
		5,749,133
TOTAL CONSUMER DISCRETIONARY		18,456,595
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	320,783	2,222,398
Food Products - 0.0%
Charoen Pokphand Enterprise	105,997	340,741
Great Wall Enterprise Co Ltd	383,530	663,743
Lien Hwa Industrial Holdings Corp	727,779	903,564
Uni-President Enterprises Corp	2,825,420	6,427,889
		8,335,937
Personal Care Products - 0.0%
Grape King Bio Ltd	111,283	306,169
TOTAL CONSUMER STAPLES		10,864,504
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	4,185,673	3,255,606
CTBC Financial Holding Co Ltd	9,781,282	19,531,870
E.Sun Financial Holding Co Ltd	8,300,118	9,904,248
Far Eastern International Bank	1,811,082	754,363
First Financial Holding Co Ltd	6,562,396	7,458,736
Hua Nan Financial Holdings Co Ltd	5,331,328	7,164,414
Mega Financial Holding Co Ltd	6,727,776	11,033,115
Shanghai Commercial & Savings Bank Ltd/The	2,257,765	3,167,702
SinoPac Financial Holdings Co Ltd	7,161,942	8,936,090
Taichung Commercial Bank Co Ltd	2,340,520	1,481,249
Taiwan Business Bank	4,270,692	2,397,805
Taiwan Cooperative Financial Holding Co Ltd	6,359,688	5,421,701
TS Financial Holding Co Ltd	12,511,490	13,782,856
		94,289,755
Capital Markets - 0.0%
Capital Securities Corp (d)	912,192	955,152
IBF Financial Holdings Co Ltd (d)	1,673,170	807,639
President Securities Corp	546,245	725,931
		2,488,722
Consumer Finance - 0.0%
Hotai Finance Co Ltd	152,912	289,264
Taiwan Acceptance Corp	168,186	425,523
		714,787
Financial Services - 0.0%
Chailease Holding Co Ltd	908,577	3,120,542
Yuanta Financial Holding Co Ltd	6,248,259	13,041,102
		16,161,644
Insurance - 0.2%
Cathay Financial Holding Co Ltd	5,578,093	17,368,651
Fubon Financial Holding Co Ltd	4,912,796	19,591,358
KGI Financial Holding Co Ltd	8,972,412	8,480,904
Mercuries Life Insurance Co Ltd (d)	2,164,134	660,353
Shinkong Insurance Co Ltd	125,799	625,353
		46,726,619
TOTAL FINANCIALS		160,381,527
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	185,938	6,052,053
Health Care Equipment & Supplies - 0.0%
HERON NEUTRON MEDICAL CORP (d)	26,000	279,933
Pegavision Corp (d)	32,538	323,882
		603,815
Pharmaceuticals - 0.0%
Bora Pharmaceuticals Co Ltd	41,304	489,176
Caliway Biopharmaceuticals Co Ltd (d)	544,000	1,724,128
Center Laboratories Inc	372,162	434,315
Lotus Pharmaceutical Co Ltd	91,701	491,158
Oneness Biotech Co Ltd (d)	220,047	283,716
TTY Biopharm Co Ltd	143,138	328,764
		3,751,257
TOTAL HEALTH CARE		10,407,125
Industrials - 0.2%
Aerospace & Defense - 0.0%
Evergreen Aviation Technologies Corp	70,799	397,995
Building Products - 0.0%
Taiwan Glass Industry Corp (d)	548,043	757,704
Commercial Services & Supplies - 0.0%
Cleanaway Co Ltd	488,000	372,781
L&K Engineering Co Ltd	88,132	1,897,435
Taiwan Secom Co Ltd	159,292	537,141
		2,807,357
Construction & Engineering - 0.0%
Acter Group Corp Ltd	59,899	1,686,221
BES Engineering Corp	792,841	289,003
CTCI Corp	409,045	442,833
United Integrated Services Co Ltd	97,371	3,260,129
Yankey Engineering Co Ltd (d)	38,167	760,092
		6,438,278
Electrical Equipment - 0.2%
AcBel Polytech Inc	412,355	532,727
Advanced Energy Solution Holding Co Ltd	18,648	522,036
Allis Electric Co Ltd	134,441	402,702
Bizlink Holding Inc	102,147	6,506,639
Chicony Power Technology Co Ltd	97,459	229,135
Chung-Hsin Electric & Machinery Manufacturing Corp	258,971	1,220,753
Fortune Electric Co Ltd (d)	83,267	1,800,310
Longwell Co	85,000	539,014
Shihlin Electric & Engineering Corp	159,843	957,800
Ta Ya Electric Wire & Cable	421,715	437,389
Tatung Co Ltd (d)	799,560	598,154
Teco Electric and Machinery Co Ltd	717,131	1,416,845
Voltronic Power Technology Corp	37,457	1,099,391
Walsin Lihwa Corp	1,913,360	1,836,992
		18,099,887
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,801,953	1,510,683
Machinery - 0.0%
C Sun Manufacturing Ltd	49,943	727,106
CSBC Corp Taiwan (d)	621,000	362,072
Hiwin Technologies Corp	165,527	1,541,206
Kaori Heat Treatment Co Ltd	45,318	1,188,532
Kinik Co	65,031	1,265,756
Mega Union Technology Inc	41,600	917,062
Shin Zu Shing Co Ltd	92,908	486,249
Sunonwealth Electric Machine Industry Co Ltd	129,365	518,169
Syntec Technology Co Ltd	23,000	1,420,238
Taiwan Microloops Corp (d)	21,000	333,757
		8,760,147
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	627,637	3,946,302
U-Ming Marine Transport Corp	264,333	509,892
Wan Hai Lines Ltd	437,804	1,142,514
Wisdom Marine Lines Co Ltd	263,641	637,537
Yang Ming Marine Transport Corp	1,042,709	1,632,010
		7,868,255
Passenger Airlines - 0.0%
China Airlines Ltd	1,914,085	1,327,549
Eva Airways Corp	1,612,722	2,152,654
Starlux Airlines Co Ltd (d)	961,000	642,689
		4,122,892
Professional Services - 0.0%
Sporton International Inc	61,190	362,141
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	1,080,401	867,455
TOTAL INDUSTRIALS		51,992,794
Information Technology - 6.9%
Communications Equipment - 0.1%
Accton Technology Corp	295,289	19,148,634
Arcadyan Technology Corp	99,239	525,619
LuxNet Corp	71,377	790,360
Sercomm Corp	165,072	417,904
WNC Corp /Taiwan	215,271	1,443,451
		22,325,968
Electronic Equipment, Instruments & Components - 1.0%
All Ring Tech Co Ltd (d)	44,000	1,221,313
Asia Optical Co Inc	128,984	504,725
AUO Corp	3,518,846	2,577,826
Chroma ATE Inc	211,390	13,286,971
Chunghwa Precision Test Tech Co Ltd	12,000	904,708
Compeq Manufacturing Co Ltd	604,996	3,096,772
Compeq Manufacturing Co Ltd rights 7/14/2026 (d)	16,379	0
Coretronic Corp	131,402	296,174
Delta Electronics Inc	1,137,992	56,012,490
Dynamic Holding Co Ltd	142,379	433,403
Dynapack International Technology Corp	79,000	698,790
E Ink Holdings Inc	471,031	2,726,796
Elite Material Co Ltd	165,424	23,758,091
First Hi-Tec Enterprise Co Ltd	40,000	243,485
FLEXium Interconnect Inc (d)	172,595	259,663
Fositek Corp	29,287	1,198,383
Foxconn Technology Co Ltd	616,424	1,067,816
Fulltech Fiber Glass Corp (d)	277,000	557,582
Genius Electronic Optical Co Ltd	47,938	704,051
Global Brands Manufacture Ltd	165,769	414,780
Gold Circuit Electronics Ltd	195,353	4,684,445
Hannstar Board Corp	140,548	286,762
HannStar Display Corp (d)	1,279,127	481,372
Hon Hai Precision Industry Co Ltd	7,132,230	54,494,188
I Chiun Precision Industry Co Ltd	109,000	617,831
Innolux Corp	4,337,555	5,955,430
Iteq Corp	145,731	1,163,336
Largan Precision Co Ltd	55,075	6,830,689
Lelon Electronics Corp	64,000	426,308
Lotes Co Ltd	50,385	2,840,992
Nan Ya Printed Circuit Board Corp	132,821	3,658,661
Nichidenbo Corp	95,000	359,244
Pan-International Industrial Corp	348,122	437,686
Primax Electronics Ltd	299,443	602,607
Scientech Corp	28,450	559,464
Simplo Technology Co Ltd	101,415	1,096,575
Sinbon Electronics Co Ltd	130,799	1,184,053
Supreme Electronics Co Ltd	314,420	769,638
Synnex Technology International Corp	764,100	2,192,486
Taiflex Scientific Co Ltd	117,000	607,881
Taiwan Surface Mounting Technology Corp	148,182	634,431
Taiwan Union Technology Corp	142,578	4,776,013
Test Research Co Ltd	83,415	681,276
Tong Hsing Electronic Industries Ltd	109,930	533,676
TPK Holding Co Ltd	194,000	324,779
Tripod Technology Corp	266,751	2,996,482
Txc Corp	164,918	753,437
Unimicron Technology Corp	774,965	18,191,430
Unitech Printed Circuit Board Corp	365,852	405,220
Universal Microwave Technology Inc	37,000	1,083,074
Wah Lee Industrial Corp	114,283	393,909
Walsin Technology Corp	168,862	1,104,392
Wpg Holding Co Ltd (d)	896,795	3,076,082
WT Microelectronics Co Ltd	441,681	2,666,983
Yageo Corp	909,128	13,689,916
Zhen Ding Technology Holding Ltd	434,726	5,457,022
		255,981,589
IT Services - 0.0%
Systex Corp	113,019	535,238
Semiconductors & Semiconductor Equipment - 5.4%
ABLEPRINT TECHNOLOGY CO LTD	4,000	407,656
ADATA Technology Co Ltd	160,808	1,926,883
Advanced Echem Materials Co Ltd	41,000	899,420
Advanced Wireless Semiconductor Co	81,503	271,407
Airoha Technology Corp	24,670	388,964
Alchip Technologies Ltd	45,274	4,180,449
AP Memory Technology Corp	61,097	1,226,642
Ardentec Corp	228,465	1,229,168
ASE Technology Holding Co Ltd	1,948,234	33,261,092
ASMedia Technology Inc	22,736	913,666
ASPEED Technology Inc	19,485	8,513,939
Chang Wah Technology Co Ltd	219,289	435,795
Chipbond Technology Corp	319,056	1,242,867
ChipMOS Technologies Inc	336,977	736,071
Elan Microelectronics Corp	165,693	764,328
Elite Advanced Laser Corp	77,000	862,352
Elite Semiconductor Microelectronics Technology Inc	154,314	837,005
eMemory Technology Inc	36,406	2,736,546
Ennostar Inc	378,308	557,687
Everlight Electronics Co Ltd	242,235	466,533
Faraday Technology Corp	141,151	641,141
Fitipower Integrated Technology Inc	67,638	310,477
Formosa Sumco Technology Corp	37,000	299,774
Foxsemicon Integrated Technology Inc	63,141	571,009
Global Mixed Mode Technology Inc	50,318	379,590
Global Unichip Corp	50,185	5,749,415
Globalwafers Co Ltd	154,512	3,904,507
Grand Process Technology Corp	11,802	847,184
Greatek Electronics Inc	167,544	511,472
Gudeng Precision Industrial Co Ltd	41,511	502,416
Hon Precision Inc	47,000	8,721,715
ITE Technology Inc	134,349	513,506
Jentech Precision Industrial Co Ltd	50,913	5,276,034
King Yuan Electronics Co Ltd	669,604	4,524,725
Kinsus Interconnect Technology Corp	190,554	3,614,794
LandMark Optoelectronics Corp	47,300	2,289,479
M31 Technology Corp	19,000	227,212
Machvision Inc	23,343	438,300
Macronix International Co Ltd (d)	1,063,033	3,194,464
Marketech International Corp	52,009	740,620
MediaTek Inc	834,955	88,987,159
MPI Corp	50,207	7,995,451
Nanya Technology Corp	707,486	7,567,410
Novatek Microelectronics Corp	324,650	5,133,344
Nuvoton Technology Corp (d)	120,000	425,281
Orient Semiconductor Electronics Ltd	257,817	317,740
Pan Jit International Inc	174,456	615,586
Parade Technologies Ltd	45,274	776,200
Phison Electronics Corp	102,481	5,045,982
Phoenix Silicon International Corp	91,000	675,210
Pixart Imaging Inc	87,547	515,617
Powerchip Semiconductor Manufacturing Corp (d)	1,862,402	3,047,395
Powertech Technology Inc	392,572	2,808,042
Radiant Opto-Electronics Corp	248,861	630,189
Raydium Semiconductor Corp	45,775	318,593
Realtek Semiconductor Corp	288,443	5,984,164
SDI Corp	82,000	362,131
ShunSin Technology Holding Ltd	26,000	267,102
Sigurd Microelectronics Corp	264,553	1,503,862
Silicon Integrated Systems Corp (d)	251,744	377,156
Sino-American Silicon Products Inc	317,355	1,502,927
Sitronix Technology Corp	76,899	625,135
Taiwan Semiconductor Manufacturing Co Ltd	14,388,148	1,064,717,501
Topco Scientific Co Ltd	104,689	1,598,710
United Microelectronics Corp	6,615,575	24,761,012
Vanguard International Semiconductor Corp	716,672	3,287,021
Via Technologies Inc	168,173	362,081
VisEra Technologies Co Ltd	63,987	824,875
Visual Photonics Epitaxy Co Ltd	104,437	913,580
Win Semiconductors Corp	196,232	1,732,097
Winbond Electronics Corp	1,780,530	6,870,493
WinWay Technology Co Ltd	14,736	2,587,692
XinTec Inc	87,305	724,294
		1,348,977,336
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	1,653,834	1,466,158
Advantech Co Ltd	275,256	4,690,803
Asia Vital Components Co Ltd	189,113	13,306,081
Asustek Computer Inc	390,462	9,692,843
AURAS Technology Co Ltd	38,450	1,050,573
Catcher Technology Co Ltd	257,276	1,446,011
Chenbro Micom Co Ltd	37,406	1,189,205
Chenming Electronic Technology Corp	87,000	205,758
Chicony Electronics Co Ltd	364,442	1,187,491
Clevo Co	269,500	346,942
Compal Electronics Inc	2,329,484	2,562,999
Ennoconn Corp	57,865	720,379
Getac Holdings Corp	237,191	826,603
Gigabyte Technology Co Ltd (d)	308,223	3,182,487
HTC Corp	419,197	514,117
Innodisk Corp	45,378	1,752,770
Inventec Corp	1,490,683	2,800,233
JPC connectivity Inc	47,000	412,877
King Slide Works Co Ltd	33,472	8,024,338
Kinpo Electronics	676,156	616,914
Lite-On Technology Corp	1,154,472	7,319,616
Micro-Star International Co Ltd	385,308	1,670,223
Mitac Holdings Corp	499,066	1,334,074
Pegatron Corp	1,167,530	3,022,477
Qisda Corp	799,250	670,557
Quanta Computer Inc	1,575,969	14,026,184
Quanta Storage Inc	117,063	238,961
Transcend Information Inc	103,843	922,650
Wistron Corp	1,767,639	9,484,245
Wiwynn Corp	60,097	9,788,797
		104,473,366
TOTAL INFORMATION TECHNOLOGY		1,732,293,497
Materials - 0.2%
Chemicals - 0.2%
China Petrochemical Development Corp (d)	1,989,605	463,906
Daxin Materials Corp	29,000	276,156
Eternal Materials Co Ltd	493,389	904,095
Formosa Chemicals & Fibre Corp	1,988,758	3,464,710
Formosa Plastics Corp	2,259,094	3,800,371
Nan Pao Resins Chemical Co Ltd	40,516	384,623
Nan Ya Plastics Corp	2,783,496	13,231,458
Shinkong Synthetic Fibers Corp	625,804	397,942
Shiny Chemical Industrial Co Ltd	83,603	385,094
Sinon Corp	238,606	287,234
Solar Applied Materials Technology Corp	279,364	854,665
Taiwan Fertilizer Co Ltd	442,506	625,611
Taiwan Speciality Chemicals Corp	48,000	316,812
		25,392,677
Construction Materials - 0.0%
Asia Cement Corp	1,341,347	1,367,530
Goldsun Building Materials Co Ltd	564,975	543,980
TCC Group Holdings Co Ltd	3,786,813	2,836,743
		4,748,253
Containers & Packaging - 0.0%
Taiwan Hon Chuan Enterprise Co Ltd	169,966	672,305
Metals & Mining - 0.0%
Century Iron & Steel Industrial Co Ltd	112,349	360,881
China Steel Corp	6,856,785	4,013,592
EVERGREEN Steel Corp	114,349	306,829
Feng Hsin Steel Co Ltd	263,663	530,143
Gloria Material Technology Corp	272,386	266,907
TA Chen Stainless Pipe	1,204,992	1,607,331
Tung Ho Steel Enterprise Corp	297,196	683,755
		7,769,438
Paper & Forest Products - 0.0%
YFY Inc	747,540	668,795
TOTAL MATERIALS		39,251,468
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Chong Hong Development Co Ltd	118,024	282,997
Farglory Land Development Co Ltd	166,446	333,281
Highwealth Construction Corp	852,403	1,156,707
Huaku Development Co Ltd	201,209	605,359
Ruentex Development Co Ltd	969,967	807,620
Sakura Development Co Ltd	205,530	269,745
TOTAL REAL ESTATE		3,455,709
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Taiwan Cogeneration Corp	324,468	585,873
TOTAL TAIWAN		2,047,230,998
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	1,556,489	668,919
True Corp PCL depository receipt	4,779,894	2,054,213
		2,723,132
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	110,566	1,255,248
Advanced Info Service PCL depository receipt	456,736	5,185,294
		6,440,542
TOTAL COMMUNICATION SERVICES		9,163,674
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL depository receipt	1,133,000	904,101
Hotels, Restaurants & Leisure - 0.0%
Central Plaza Hotel PCL depository receipt	424,000	485,939
Minor International PCL depository receipt	1,728,710	1,217,029
		1,702,968
Specialty Retail - 0.0%
Com7 Pcl depository receipt	731,799	667,228
Home Product Center PCL depository receipt	3,996,541	775,202
		1,442,430
TOTAL CONSUMER DISCRETIONARY		4,049,499
Consumer Staples - 0.0%
Beverages - 0.0%
Osotspa PCL depository receipt	708,223	371,585
Consumer Staples Distribution & Retail - 0.0%
Berli Jucker PCL depository receipt	740,900	358,556
CP ALL PCL	922,258	1,321,552
CP ALL PCL depository receipt	2,132,217	3,055,368
		4,735,476
Food Products - 0.0%
Betagro PCL depository receipt	593,000	378,740
Charoen Pokphand Foods PCL	654,011	438,725
Charoen Pokphand Foods PCL depository receipt	1,637,987	1,098,797
Thai Union Group PCL depository receipt	2,052,500	747,679
Thai Vegetable Oil PCL depository receipt	412,100	335,804
		2,999,745
TOTAL CONSUMER STAPLES		8,106,806
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Bangchak Corp PCL depository receipt	517,403	692,898
Banpu PCL depository receipt (g)	4,727,914	820,769
Energy Earth PCL (d)(g)	7,600	0
IRPC PCL depository receipt	6,956,295	458,238
PTT Exploration & Production PCL	240,682	1,077,346
PTT Exploration & Production PCL depository receipt	502,156	2,247,762
PTT PCL	2,267,616	2,612,668
PTT PCL depository receipt	3,570,311	4,113,587
Thai Oil PCL depository receipt	682,464	1,334,732
Valeura Energy Inc (d)	59,187	528,602
TOTAL ENERGY		13,886,602
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL depository receipt	357,351	2,605,897
Krung Thai Bank PCL depository receipt	2,119,051	2,797,794
SCB X PCL	172,918	790,398
SCB X PCL depository receipt	345,381	1,578,718
Thanachart Capital PCL depository receipt	235,700	549,809
Tisco Financial Group PCL depository receipt	185,423	712,227
TMBThanachart Bank PCL depository receipt	15,577,916	1,423,096
		10,457,939
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	767,100	875,028
Muangthai Capital PCL depository receipt	611,300	622,985
Srisawad Corp PCL depository receipt	470,500	346,105
TIDLOR Holdings PCL depository receipt	837,818	475,776
		2,319,894
Insurance - 0.0%
Thai Life Insurance PCL	1,228,300	427,192
TOTAL FINANCIALS		13,205,025
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	1,670,644	958,992
Bangkok Dusit Medical Services PCL depository receipt	4,730,753	2,715,573
Bumrungrad Hospital Pcl	83,433	467,518
Bumrungrad Hospital Pcl depository receipt	254,678	1,427,092
TOTAL HEALTH CARE		5,569,175
Industrials - 0.0%
Electrical Equipment - 0.0%
STARK Corp PCL (d)(g)	4,002,200	0
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (d)	6,201,134	396,652
Transportation Infrastructure - 0.0%
Airports of Thailand PCL depository receipt	2,309,328	4,383,470
Bangkok Expressway & Metro PCL	2,692,438	543,197
		4,926,667
TOTAL INDUSTRIALS		5,323,319
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Cal-Comp Electronics Thailand PCL depository receipt	2,080,400	510,114
Delta Electronics Thailand PCL	576,729	4,719,707
Delta Electronics Thailand PCL depository receipt	1,246,087	10,197,451
KCE Electronics PCL depository receipt	583,300	725,602
TOTAL INFORMATION TECHNOLOGY		16,152,874
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	1,016,800	669,350
PTT Global Chemical PCL depository receipt	1,301,106	1,424,881
		2,094,231
Construction Materials - 0.0%
Siam Cement PCL/The	110,686	839,531
Siam Cement PCL/The depository receipt	339,375	2,574,093
		3,413,624
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	794,800	721,056
TOTAL MATERIALS		6,228,911
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
AP Thailand PCL depository receipt	1,928,505	478,941
Central Pattana PCL	477,305	981,655
Central Pattana PCL depository receipt	749,385	1,541,233
Land & Houses PCL depository receipt	7,309,058	833,333
MBK PCL depository receipt	685,830	462,923
Sansiri PCL depository receipt	12,402,507	558,641
WHA Corp PCL depository receipt	4,777,980	691,883
TOTAL REAL ESTATE		5,548,609
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL	79,217	317,273
Energy Absolute PCL depository receipt (d)	5,125,300	445,671
Global Power Synergy PCL depository receipt	470,000	721,302
Gulf Development PCL	289,802	577,384
Gulf Development PCL depository receipt	1,957,010	3,899,031
Ratch Group PCL depository receipt	690,792	793,595
TOTAL UTILITIES		6,754,256
TOTAL THAILAND		93,988,750
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	730,955	1,537,476
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Tofas Turk Otomobil Fabrikasi AS	92,037	527,793
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	809,224	356,259
Textiles, Apparel & Luxury Goods - 0.0%
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)(c)	765,299	630,036
TOTAL CONSUMER DISCRETIONARY		1,514,088
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,552,280	714,747
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	537,028	4,410,368
Migros Ticaret AS	62,949	828,612
		5,238,980
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	248,613	451,512
TOTAL CONSUMER STAPLES		6,405,239
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	567,941	3,528,809
Financials - 0.1%
Banks - 0.1%
Akbank TAS	1,887,614	2,518,474
Haci Omer Sabanci Holding AS	788,557	1,402,248
Turkiye Is Bankasi AS Class C	5,494,106	1,441,778
Yapi ve Kredi Bankasi AS (d)	2,029,247	1,398,987
		6,761,487
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	750,432	545,467
Consumer Finance - 0.0%
Katilimevim Tasarruf Finansman AS	254,832	834,447
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	812,185	464,899
Turkiye Sigorta AS	3,141,696	415,863
		880,762
TOTAL FINANCIALS		9,022,163
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	59,630	508,223
Industrials - 0.1%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	669,827	4,824,376
Construction & Engineering - 0.0%
Ral Yatirim Holding AS (d)	78,018	396,503
Ground Transportation - 0.0%
LDR Turizm AS	135,252	277,086
Industrial Conglomerates - 0.0%
KOC Holding AS	446,356	1,849,533
Turkiye Sise ve Cam Fabrikalari AS	841,965	739,574
		2,589,107
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (d)	232,792	749,539
Turk Hava Yollari AO	331,947	2,193,479
		2,943,018
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS	137,052	783,772
TOTAL INDUSTRIALS		11,813,862
Information Technology - 0.0%
IT Services - 0.0%
Odine Solutions Teknoloji Ticaret VE Sanayi AS (d)	12,725	669,473
Materials - 0.0%
Chemicals - 0.0%
Petkim Petrokimya Holding AS (d)	849,237	341,705
Sasa Polyester Sanayi AS (d)	8,137,120	422,963
		764,668
Construction Materials - 0.0%
Cimsa Cimento Sanayi VE Ticaret AS	388,695	366,783
Oyak Cimento Fabrikalari AS	1,514,868	647,152
		1,013,935
Metals & Mining - 0.0%
Eldorado Gold Corp	129,131	3,897,374
Eregli Demir ve Celik Fabrikalari TAS	2,020,958	1,809,213
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (d)	683,955	593,007
Turk Altin Isletmeleri AS (d)	638,187	593,078
		6,892,672
TOTAL MATERIALS		8,671,275
Real Estate - 0.0%
Diversified REITs - 0.0%
Peker Gayrimenkul Yatirim Ortakligi AS (d)	2,325,082	720,736
Real Estate Management & Development - 0.0%
Tera Yatirim Teknoloji Holding AS (d)	808,290	816,476
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,351,653	509,443
Retail REITs - 0.0%
Yeni Gimat Gayrimenkul Ortakligi AS	138,502	616,455
TOTAL REAL ESTATE		2,663,110
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (b)(c)	217,185	497,729
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (d)	605,245	426,180
Enerya Enerji AS	1,678,054	325,237
		751,417
Independent Power and Renewable Electricity Producers - 0.0%
Margun Enerji Uretim Sanayi VE Ticaret AS	431,806	335,312
TOTAL UTILITIES		1,584,458
TOTAL TURKEY		47,918,176
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	2,051,907	11,374,034
Space42 PLC (d)	863,897	381,027
TOTAL COMMUNICATION SERVICES		11,755,061
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	1,792,613	1,059,072
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,827,583	1,990,289
TOTAL CONSUMER DISCRETIONARY		3,049,361
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Lulu Retail Holdings PLC	2,398,774	626,960
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,531,931	2,427,400
NMDC Energy PJSC	770,379	585,177
		3,012,577
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	4,000,034	3,593,823
ADNOC Logistics & Services	1,055,666	1,781,957
Dana Gas PJSC	3,892,836	905,114
		6,280,894
TOTAL ENERGY		9,293,471
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	1,853,968	7,571,337
Abu Dhabi Islamic Bank PJSC	895,292	5,172,365
Ajman Bank PJSC	869,809	322,064
Dubai Islamic Bank PJSC	1,792,676	3,548,259
Emirates NBD Bank PJSC	1,125,327	9,252,621
First Abu Dhabi Bank PJSC	2,615,898	13,816,613
Sharjah Islamic Bank	1,247,501	984,959
		40,668,218
Capital Markets - 0.0%
Dubai Financial Market PJSC	1,132,910	434,904
TOTAL FINANCIALS		41,103,122
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Parkin Co PJSC	498,037	751,191
Construction & Engineering - 0.0%
Orascom Construction PLC (c)	35,886	499,668
Industrial Conglomerates - 0.0%
Dubai Investments PJSC	1,333,886	1,307,375
Passenger Airlines - 0.0%
Air Arabia PJSC	1,396,621	1,863,175
Transportation Infrastructure - 0.0%
Salik Co PJSC	1,146,377	1,660,421
TOTAL INDUSTRIALS		6,081,830
Materials - 0.0%
Construction Materials - 0.0%
Apex Investment Co PSC (d)	581,484	509,768
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	2,255,419	4,562,419
Emaar Development PJSC	535,075	1,887,985
Emaar Properties PJSC	3,654,449	10,944,443
		17,394,847
Residential REITs - 0.0%
Dubai Residential REIT (c)	1,623,542	556,946
TOTAL REAL ESTATE		17,951,793
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	3,527,831	2,631,706
Water Utilities - 0.0%
Emirates Central Cooling Systems Corp	1,423,469	612,328
TOTAL UTILITIES		3,244,034
TOTAL UNITED ARAB EMIRATES		93,615,400
UNITED KINGDOM - 6.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	3,371,176	9,146,070
Gamma Communications PLC	56,142	708,228
Zegona Communications plc	98,495	1,940,756
		11,795,054
Interactive Media & Services - 0.0%
Autotrader Group PLC (b)(c)	474,921	3,353,506
Baltic Classifieds Group PLC	278,862	747,914
MONY Group PLC	288,937	765,200
Rightmove PLC	434,610	2,721,374
Trustpilot Group PLC (b)(c)(d)	201,618	735,303
		8,323,297
Media - 0.1%
4imprint Group PLC	19,163	1,063,552
Informa PLC	737,138	8,800,226
ITV PLC	2,122,383	2,123,878
WPP PLC	627,503	2,534,662
		14,522,318
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	10,766,236	17,085,911
TOTAL COMMUNICATION SERVICES		51,726,580
Consumer Discretionary - 0.4%
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (d)(e)	37,603	541,482
Broadline Retail - 0.1%
B&M European Value Retail plc	553,314	1,659,993
Next PLC	66,762	13,357,306
		15,017,299
Distributors - 0.0%
Inchcape PLC	181,048	2,046,002
Diversified Consumer Services - 0.0%
ME Group International PLC	146,370	218,575
Pearson PLC	272,340	4,595,642
		4,814,217
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	993,404	31,500,841
Domino's Pizza Group PLC (e)	249,178	676,361
Entain PLC	346,245	2,534,903
Greggs PLC	60,401	1,530,422
Hollywood Bowl Group PLC	125,380	482,440
J D Wetherspoon PLC (e)	42,734	448,087
Mitchells & Butlers PLC (d)	155,067	576,817
Playtech Plc (d)	140,021	714,469
PPHE Hotel Group Ltd	11,891	251,610
SSP Group Plc	458,516	1,231,604
Trainline PLC (b)(c)(d)	220,093	703,607
Whitbread PLC	97,660	3,303,694
		43,954,855
Household Durables - 0.1%
Barratt Redrow PLC	788,244	3,132,652
Bellway PLC	71,793	1,923,569
Berkeley Group Holdings PLC (d)	54,418	2,566,965
Persimmon PLC	197,960	2,953,483
Taylor Wimpey PLC	2,083,345	2,190,106
Vistry Group PLC (d)(e)	184,533	725,719
		13,492,494
Leisure Products - 0.0%
Games Workshop Group PLC	19,666	5,067,728
Specialty Retail - 0.0%
Currys PLC	590,083	1,335,282
Dunelm Group PLC	79,818	935,362
Frasers Group PLC (d)(e)	67,037	732,280
JD Sports Fashion PLC	1,329,761	1,603,289
Kingfisher PLC	999,698	4,170,681
Moonpig Group PLC	206,368	766,533
Pets at Home Group Plc	352,278	999,892
Watches of Switzerland Group PLC (b)(d)	130,668	1,284,706
WH Smith PLC	96,048	561,031
		12,389,056
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC (d)	210,746	3,372,891
Coats Group PLC	1,196,105	1,292,865
Dr Martens PLC (e)	432,757	451,434
		5,117,190
TOTAL CONSUMER DISCRETIONARY		102,440,323
Consumer Staples - 1.1%
Beverages - 0.2%
AG Barr PLC	68,365	598,903
Coca-Cola Europacific Partners PLC	116,712	12,775,296
Diageo PLC	1,299,423	28,546,159
Fevertree Drinks PLC	68,686	797,967
		42,718,325
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	1,008,463	4,884,807
Marks & Spencer Group PLC	1,225,985	6,701,691
Ocado Group PLC (d)(e)	323,192	922,563
Tesco PLC	3,720,119	24,486,414
		36,995,475
Food Products - 0.0%
Associated British Foods PLC	165,111	4,638,713
Cranswick PLC	32,112	2,315,424
Hilton Food Group PLC	63,841	515,389
MP Evans Group PLC	24,890	545,450
Premier Foods PLC	382,343	1,001,233
Tate & Lyle PLC	220,756	1,648,282
		10,664,491
Household Products - 0.1%
Reckitt Benckiser Group PLC	373,443	26,356,629
Personal Care Products - 0.3%
Unilever PLC	1,272,587	80,971,638
Tobacco - 0.4%
British American Tobacco PLC	1,172,066	71,098,631
Imperial Brands PLC	433,023	16,433,603
		87,532,234
TOTAL CONSUMER STAPLES		285,238,792
Energy - 0.0%
Energy Equipment & Services - 0.0%
Hunting PLC	78,754	470,734
Subsea 7 SA	130,248	4,375,728
		4,846,462
Oil, Gas & Consumable Fuels - 0.0%
DCC Energy plc	49,997	4,265,373
Harbour Energy PLC	441,965	1,426,006
Rockhopper Exploration PLC (d)(e)	561,183	550,611
Serica Energy PLC	158,584	502,697
Yellow Cake PLC (b)(c)(d)	148,286	1,094,192
		7,838,879
TOTAL ENERGY		12,685,341
Financials - 2.2%
Banks - 1.6%
Barclays PLC	7,979,250	54,845,661
Close Brothers Group PLC (d)	95,914	550,165
HSBC Holdings PLC	10,022,613	213,434,660
Lloyds Banking Group PLC	34,128,943	52,750,273
Metro Bank Holdings PLC (d)	227,618	542,987
NatWest Group PLC	4,653,991	43,899,381
Standard Chartered PLC	1,039,066	30,722,696
		396,745,823
Capital Markets - 0.4%
3i Group PLC	569,040	21,906,782
Aberdeen Group PLC	1,061,604	3,442,449
AJ Bell PLC	186,702	1,478,312
Allfunds Group Plc	161,812	1,649,487
Ashmore Group PLC (e)	249,955	695,314
Bridgepoint Group PLC (b)(c)(e)	235,427	1,017,253
ICG PLC	158,668	4,037,390
IG Group Holdings PLC	186,648	3,672,701
Integrafin Holdings Ltd (c)	182,207	904,924
Investec PLC	323,266	2,827,575
IP Group PLC (d)	588,070	493,771
Jupiter Fund Management PLC	297,731	634,001
London Stock Exchange Group PLC	260,396	29,292,600
Man Group Plc/Jersey	658,100	2,680,376
Molten Ventures PLC (d)	91,331	747,165
Ninety One PLC	181,558	519,241
Polar Capital Holdings PLC	61,226	636,209
Quilter PLC (b)(c)	818,882	2,132,248
Rathbones Group PLC	40,608	912,887
Schroders PLC	455,668	3,614,135
St James's Place PLC	302,169	4,290,361
TP ICAP Group PLC	438,900	2,026,573
XPS Pensions Group PLC (c)	148,675	664,249
		90,276,003
Financial Services - 0.0%
Klarna Group PLC (d)(e)	37,528	710,780
M&G PLC	1,275,516	6,145,699
OSB Group PLC	200,400	1,503,046
Paragon Banking Group PLC	121,581	1,371,515
Wise Group PLC Class A (United Kingdom)	416,844	4,975,314
		14,706,354
Insurance - 0.2%
Admiral Group PLC	152,878	7,771,879
Aviva PLC	1,755,989	16,434,659
Beazley PLC	328,395	5,711,680
Chesnara PLC	147,605	684,335
Hiscox Ltd	186,814	4,554,674
Lancashire Holdings Ltd	136,081	1,105,004
Legal & General Group PLC	3,043,244	12,321,002
Saga PLC (d)	57,066	516,840
Standard Life PLC	410,177	5,102,492
		54,202,565
TOTAL FINANCIALS		555,930,745
Health Care - 0.9%
Biotechnology - 0.0%
Genus PLC	40,303	1,191,745
OXB (d)	50,034	377,627
		1,569,372
Health Care Equipment & Supplies - 0.0%
Advanced Medical Solutions Group PLC	148,418	560,085
Convatec Group PLC (b)(c)	990,943	2,991,617
Smith & Nephew PLC	443,291	6,934,385
		10,486,087
Health Care Providers & Services - 0.0%
CVS Group PLC	48,041	810,636
Spire Healthcare Group PLC (b)(c)	156,924	493,839
		1,304,475
Health Care Technology - 0.0%
Craneware PLC	19,262	302,178
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (d)(e)	251,923	385,026
Pharmaceuticals - 0.9%
Astrazeneca PLC	882,561	150,254,051
GSK PLC	2,365,852	61,518,923
Hikma Pharmaceuticals PLC	89,499	1,911,863
		213,684,837
TOTAL HEALTH CARE		227,731,975
Industrials - 1.2%
Aerospace & Defense - 0.6%
Avon Technologies PLC	25,790	592,980
Babcock International Group PLC	144,515	2,183,373
BAE Systems PLC	1,707,871	48,348,689
Chemring Group PLC	161,975	1,289,072
Cohort PLC (e)	23,750	392,431
Melrose Industries PLC	735,875	4,505,636
QinetiQ Group PLC	271,501	1,851,532
Rolls-Royce Holdings PLC	4,899,890	97,751,131
Senior PLC	228,993	896,557
		157,811,401
Building Products - 0.0%
Genuit Group PLC	170,561	623,417
Volution Group PLC	127,262	1,061,693
		1,685,110
Commercial Services & Supplies - 0.1%
Johnson Service Group PLC	246,485	499,629
Mitie Group PLC	736,089	2,053,572
Rentokil Initial PLC	1,472,266	6,780,165
Serco Group PLC	588,167	1,915,168
Verisure PLC (d)	134,837	1,674,598
		12,923,132
Construction & Engineering - 0.0%
Balfour Beatty PLC	285,340	3,316,891
Keller Group PLC	43,092	1,756,256
Kier Group PLC	271,466	876,620
Morgan Sindall Group PLC	29,103	1,737,604
Renew Holdings PLC	61,499	743,481
		8,430,852
Electrical Equipment - 0.0%
Ceres Power Holdings PLC (d)	84,549	395,410
DiscoverIE Group PLC	59,748	624,072
Itm Power PLC (d)(e)	280,953	386,606
Volex PLC	78,946	543,701
		1,949,789
Ground Transportation - 0.0%
Firstgroup PLC	328,947	817,516
Zigup PLC	139,094	867,021
		1,684,537
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,564,800	14,661,051
Smiths Group PLC	177,885	6,334,049
		20,995,100
Machinery - 0.1%
Bodycote PLC	103,550	1,008,317
IMI PLC	138,132	5,465,875
Morgan Advanced Materials PLC	194,668	592,942
Rotork PLC	482,776	3,163,516
Spirax Group PLC	42,518	3,979,737
Vesuvius PLC	122,667	613,354
Weir Group PLC/The	154,475	5,487,986
		20,311,727
Marine Transportation - 0.0%
Clarkson PLC	17,849	1,137,848
Passenger Airlines - 0.0%
easyJet PLC	195,730	1,661,909
International Consolidated Airlines Group SA (Spain)	657,455	3,831,661
JET2 PLC	55,316	1,148,103
		6,641,673
Professional Services - 0.2%
Hays PLC	942,080	716,104
Intertek Group PLC	89,127	7,015,061
Michael Page PLC	199,532	488,626
RELX PLC	1,043,876	36,715,164
		44,934,955
Trading Companies & Distributors - 0.1%
Bunzl PLC	190,031	7,176,322
Diploma PLC	78,690	7,763,186
Grafton Group PLC unit	106,116	1,381,123
Howden Joinery Group PLC	327,027	3,475,319
RS GROUP PLC	280,467	2,651,666
Travis Perkins PLC (e)	140,512	1,050,084
		23,497,700
TOTAL INDUSTRIALS		302,003,824
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	216,353	10,293,118
Oxford Instruments PLC	32,431	1,194,127
Renishaw PLC	20,169	1,345,003
		12,832,248
IT Services - 0.0%
Computacenter PLC	34,038	2,109,320
Kainos Group PLC	61,158	725,758
Softcat PLC	75,244	1,957,215
		4,792,293
Software - 0.0%
Bytes Technology Group PLC (e)	154,467	834,397
GB Group PLC	164,991	491,430
Sage Group PLC/The	545,660	7,157,042
		8,482,869
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Holdings PLC (d)	40,830	361,538
TOTAL INFORMATION TECHNOLOGY		26,468,948
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	74,541	3,219,827
Elementis PLC	336,170	802,846
Johnson Matthey PLC	98,065	2,632,769
Victrex PLC	48,437	511,150
		7,166,592
Construction Materials - 0.0%
Breedon Group PLC	202,272	902,346
Ibstock PLC (b)(c)	291,370	365,794
SigmaRoc PLC (d)	616,856	1,024,245
		2,292,385
Metals & Mining - 0.0%
Hill & Smith PLC	47,817	1,836,693
TOTAL MATERIALS		11,295,670
Real Estate - 0.2%
Diversified REITs - 0.0%
British Land Co PLC/The	576,485	3,434,153
Land Securities Group PLC	443,356	4,222,937
Shaftesbury Capital PLC	849,860	1,647,083
		9,304,173
Health Care REITs - 0.0%
Primary Health Properties PLC	1,315,808	1,674,958
Target Healthcare REIT PLC	385,121	587,561
		2,262,519
Industrial REITs - 0.2%
LondonMetric Property PLC	1,200,746	3,175,115
Segro PLC	711,735	9,256,675
Tritax Big Box REIT PLC	1,450,127	3,324,449
		15,756,239
Office REITs - 0.0%
Derwent London PLC	56,654	1,606,518
Great Portland Estates PLC	202,266	951,388
Workspace Group PLC	83,703	395,740
		2,953,646
Real Estate Management & Development - 0.0%
Savills PLC	100,678	1,248,337
Residential REITs - 0.0%
Grainger PLC	481,759	1,133,012
UNITE Group PLC/The	241,729	1,752,752
		2,885,764
Retail REITs - 0.0%
Hammerson PLC	324,989	1,673,175
Supermarket Income Reit PLC	755,430	875,083
		2,548,258
Specialized REITs - 0.0%
Big Yellow Group PLC (The)	112,787	1,349,077
Safestore Holdings PLC	128,727	1,067,842
		2,416,919
TOTAL REAL ESTATE		39,375,855
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	707,625	22,356,305
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	199,227	1,980,248
Multi-Utilities - 0.2%
Centrica PLC	2,729,181	5,701,293
National Grid PLC	2,883,082	46,146,188
Telecom Plus PLC	46,722	535,871
		52,383,352
Water Utilities - 0.1%
Pennon Group PLC	277,741	1,733,127
Severn Trent PLC	158,156	6,433,010
United Utilities Group PLC	432,885	8,068,709
		16,234,846
TOTAL UTILITIES		92,954,751
TOTAL UNITED KINGDOM		1,707,852,804
UNITED STATES - 4.1%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (d)	85,713	42,851,357
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Stellantis NV (Italy) (d)	1,189,735	6,807,581
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	83,164	13,364,455
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	21,537	1,330,766
TOTAL CONSUMER DISCRETIONARY		21,502,802
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV Class A	192,455	2,698,219
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	188,978	5,421,709
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	9,163,333	68,845,634
Energy Fuels Inc/Canada (d)(e)	138,837	1,590,557
Shell PLC	3,272,806	149,801,914
		220,238,105
TOTAL ENERGY		225,659,814
Financials - 0.1%
Insurance - 0.1%
Aegon Ltd	703,094	6,681,788
Swiss Re AG	174,039	29,029,821
TOTAL FINANCIALS		35,711,609
Health Care - 2.0%
Biotechnology - 0.0%
BeOne Medicines Ltd H Shares (d)	466,881	11,549,387
Legend Biotech Corp ADR (d)	42,442	787,299
		12,336,686
Health Care Equipment & Supplies - 0.2%
Alcon AG	292,516	20,037,771
Inmode Ltd (d)	32,633	494,064
		20,531,835
Life Sciences Tools & Services - 0.0%
PolyPeptide Group AG (b)(c)(d)	7,462	404,274
QIAGEN NV (Germany)	122,829	5,059,390
		5,463,664
Pharmaceuticals - 1.8%
Haleon PLC	5,198,422	25,449,189
Novartis AG	1,065,686	166,664,653
Roche Holding AG	408,765	178,785,707
Roche Holding AG bearer shares	17,892	7,936,262
Sanofi SA	636,696	54,826,965
		433,662,776
TOTAL HEALTH CARE		471,994,961
Industrials - 0.7%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	472,468	1,162,059
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	144,523	5,968,140
Construction & Engineering - 0.1%
Ferrovial NV	275,172	18,004,430
Electrical Equipment - 0.4%
Rosebank Industries PLC (d)	534,369	2,419,858
Schneider Electric SE	320,059	107,535,218
Signify NV (b)(c)	68,945	1,173,478
		111,128,554
Machinery - 0.0%
Impro Precision Industries Ltd (b)(c)	300,000	278,104
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,455	3,793,505
AP Moller - Maersk A/S Series B	1,938	5,203,778
		8,997,283
Professional Services - 0.1%
Experian PLC	527,928	19,918,573
Trading Companies & Distributors - 0.1%
Sunbelt Rentals Holdings Inc (United Kingdom)	240,737	17,170,068
TOTAL INDUSTRIALS		182,627,211
Information Technology - 0.0%
Software - 0.0%
Bitdeer Technologies Group Class A (d)(e)	69,273	728,752
Keel Infrastructure Corp (Canada) (e)	328,404	1,307,197
Monday.com Ltd (d)	24,955	2,174,828
Octave Intelligence PLC depository receipt	125,666	2,252,756
Sinch AB (b)(c)(d)	314,884	1,324,390
Vobile Group Ltd (c)(d)(e)	1,055,000	333,622
TOTAL INFORMATION TECHNOLOGY		8,121,545
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	45,761	2,169,346
GCC SAB de CV	95,922	1,105,239
Holcim AG	297,449	27,015,564
RHI Magnesita NV	11,484	437,241
Titan SA (Greece)	21,630	1,299,511
		32,026,901
Metals & Mining - 0.0%
Acerinox SA	106,899	2,142,443
Aura Minerals Inc (e)	18,899	1,031,317
Sims Ltd	93,718	1,673,954
		4,847,714
TOTAL MATERIALS		36,874,615
TOTAL UNITED STATES		1,028,042,133
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (d)	405,598	11,243,384
TOTAL COMMON STOCKS (Cost $17,136,989,011)		24,617,727,576

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	267,571	6,318,198
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Dr Ing hc F Porsche AG (c)	65,645	3,213,743
Porsche Automobil Holding SE	91,221	3,027,726
Volkswagen AG non-voting shares	101,901	8,806,491
TOTAL CONSUMER DISCRETIONARY		15,047,960
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares	88,079	7,680,595
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	5,391	680,100
Life Sciences Tools & Services - 0.0%
Sartorius AG	15,191	3,818,815
TOTAL HEALTH CARE		4,498,915
Industrials - 0.0%
Machinery - 0.0%
Jungheinrich AG	28,326	795,045
KSB SE & Co KGaA	491	471,641
TOTAL INDUSTRIALS		1,266,686
Materials - 0.0%
Chemicals - 0.0%
FUCHS SE	39,593	1,833,572
TOTAL GERMANY		30,327,728
ITALY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	28,626	1,470,269
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	10,199	1,378,510
Hyundai Motor Co Series 2	23,923	3,256,050
TOTAL CONSUMER DISCRETIONARY		4,634,560
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd non-voting shares	462,317	57,401,928
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd non-voting shares	14,510	1,179,818
TOTAL KOREA (SOUTH)		63,216,306
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (d)(g)	1,961,555	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $71,093,066)		101,332,501

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (j) (Cost $19,888,036)	3.64	19,912,000	19,892,060

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	503,972,789	504,073,584
Fidelity Securities Lending Cash Central Fund (k)(l)	3.72	173,714,166	173,731,538
TOTAL MONEY MARKET FUNDS (Cost $677,797,223)			677,805,122

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $17,905,767,336)	25,416,757,259
NET OTHER ASSETS (LIABILITIES) - (0.3)% (h)	(68,950,497)
NET ASSETS - 100.0%	25,347,806,762

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	2,242	9/2026	356,735,830	5,032,159
ICE MSCI Emerging Markets Index Contracts (United States)	2,350	9/2026	192,970,250	(3,371,410)
TME S&P/TSX 60 Index Contracts (Canada)	171	9/2026	50,854,157	432,256
TOTAL LONG				2,093,005

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $495,889,423 or 2.0% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $530,627,213 or 2.1% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Level 3 security.
(h)	Includes $7,288,314 of cash collateral to cover margin requirements for futures contracts.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,892,060.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $207,492,265.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	292,258,028	3,697,216,390	3,485,384,864	12,763,267	(23,868)	7,898	504,073,584	503,972,789
Fidelity Securities Lending Cash Central Fund	156,168,767	557,605,431	540,040,292	3,552,852	(2,369)	1	173,731,538	173,714,166
	448,426,795	4,254,821,821	4,025,425,156	16,316,119	(26,237)	7,899	677,805,122

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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